2016 Annual Report

RiverSource® Variable Second-To-Die Life Insurance

S-6185 CC (5/17)	Issued by: RiverSource Life Insurance Co. of New York

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 offered through RiverSource® Variable Second-To-Die Life Insurance sponsored by RiverSource Life Insurance Co. of New York, as indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinions.

Minneapolis, Minnesota

April 21, 2017

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$383	$2,277,828	$3,060,568	$281,513	$482,353
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	237	1,473	59	1,874
Receivable for share redemptions	—	3,427	1,567	158	278
Total assets	383	2,281,492	3,063,608	281,730	484,505

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,108	1,567	158	278
Contract terminations	—	2,319	—	—	—
Payable for investments purchased	—	237	1,473	59	1,874
Total liabilities	—	3,664	3,040	217	2,152
Net assets applicable to Variable Life contracts in accumulation period	—	2,277,828	3,060,568	281,287	482,229
Net assets applicable to seed money	383	—	—	226	124
Total net assets	$383	$2,277,828	$3,060,568	$281,513	$482,353
(1) Investment shares	33	73,883	232,566	6,498	49,220
(2) Investments, at cost	$399	$1,990,192	$3,279,241	$287,712	$469,430

Dec. 31, 2016 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$666,964	$4,138,054	$347,073	$378,264	$15,983,581
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	9,337	—	505	—	496
Receivable for share redemptions	387	2,572	190	258	11,133
Total assets	676,688	4,140,626	347,768	378,522	15,995,210

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	387	2,458	190	219	11,133
Contract terminations	—	114	—	39	—
Payable for investments purchased	9,337	—	505	—	496
Total liabilities	9,724	2,572	695	258	11,629
Net assets applicable to Variable Life contracts in accumulation period	666,964	4,138,054	346,923	378,170	15,983,551
Net assets applicable to seed money	—	—	150	94	30
Total net assets	$666,964	$4,138,054	$347,073	$378,264	$15,983,581
(1) Investment shares	71,181	394,852	25,959	184,249	682,476
(2) Investments, at cost	$595,536	$2,800,650	$370,542	$358,416	$10,673,090

See accompanying notes to financial statements.

2	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$23,421,218	$11,642,665	$2,348,708	$1,726,351	$3,018,127
Dividends receivable	—	—	—	—	1
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,016	—	2,133	2,393	486
Receivable for share redemptions	16,167	9,746	1,304	920	7,679
Total assets	23,438,401	11,652,411	2,352,145	1,729,664	3,026,293

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	16,167	6,443	1,304	920	1,634
Contract terminations	—	3,303	—	—	6,046
Payable for investments purchased	1,016	—	2,133	2,393	486
Total liabilities	17,183	9,746	3,437	3,313	8,166
Net assets applicable to Variable Life contracts in accumulation period	23,421,215	11,642,662	2,348,705	1,726,348	3,018,124
Net assets applicable to seed money	3	3	3	3	3
Total net assets	$23,421,218	$11,642,665	$2,348,708	$1,726,351	$3,018,127
(1) Investment shares	604,107	531,143	164,937	203,339	3,018,127
(2) Investments, at cost	$12,966,233	$8,192,434	$2,442,202	$2,152,607	$3,018,062

Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$3,129,889	$1,170,673	$7,911,818	$2,150,364	$7,877,195
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	622	109	3,349	826	277
Receivable for share redemptions	1,596	825	5,270	1,220	16,117
Total assets	3,132,107	1,171,607	7,920,437	2,152,410	7,893,589

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,596	713	4,472	1,220	4,135
Contract terminations	—	112	798	—	11,982
Payable for investments purchased	622	109	3,349	826	277
Total liabilities	2,218	934	8,619	2,046	16,394
Net assets applicable to Variable Life contracts in accumulation period	3,129,886	1,170,670	7,911,815	2,150,361	7,877,191
Net assets applicable to seed money	3	3	3	3	4
Total net assets	$3,129,889	$1,170,673	$7,911,818	$2,150,364	$7,877,195
(1) Investment shares	461,636	154,036	763,689	165,540	464,457
(2) Investments, at cost	$3,151,672	$1,328,079	$8,035,193	$1,502,626	$5,931,166

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$378,604	$36,687	$62,449	$1,291,740	$622,405
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	134	—	—	36	—
Receivable for share redemptions	160	18	43	856	200
Total assets	378,898	36,705	62,492	1,292,632	622,605

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	160	18	43	856	200
Contract terminations	—	—	—	—	—
Payable for investments purchased	134	—	—	36	—
Total liabilities	294	18	43	892	200
Net assets applicable to Variable Life contracts in accumulation period	378,524	36,655	62,408	1,291,708	622,382
Net assets applicable to seed money	80	32	41	32	23
Total net assets	$378,604	$36,687	$62,449	$1,291,740	$622,405
(1) Investment shares	40,149	3,403	5,636	110,689	50,154
(2) Investments, at cost	$390,715	$36,136	$60,210	$1,271,322	$620,812

Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$573,796	$708,443	$5,342,748	$459,482	$1,152,189
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	624	194	2,957	—	17
Receivable for share redemptions	276	419	3,737	246	810
Total assets	574,696	709,056	5,349,442	459,728	1,153,016

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	276	420	3,737	237	571
Contract terminations	—	—	—	9	239
Payable for investments purchased	624	194	2,957	—	17
Total liabilities	900	614	6,694	246	827
Net assets applicable to Variable Life contracts in accumulation period	573,793	708,439	5,342,745	459,479	1,152,186
Net assets applicable to seed money	3	3	3	3	3
Total net assets	$573,796	$708,442	$5,342,748	$459,482	$1,152,189
(1) Investment shares	27,586	35,654	425,378	22,546	53,640
(2) Investments, at cost	$463,118	$535,091	$4,322,102	$334,447	$860,212

See accompanying notes to financial statements.

4	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,638,261	$341,425	$122,113	$1,089,732	$3,802,463
Dividends receivable	—	—	—	2,948	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,653	11	122	143	838
Receivable for share redemptions	823	261	30	642	2,239
Total assets	1,640,737	341,697	122,265	1,093,465	3,805,540

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	823	208	30	642	2,239
Contract terminations	—	53	—	—	—
Payable for investments purchased	1,653	11	122	3,091	838
Total liabilities	2,476	272	152	3,733	3,077
Net assets applicable to Variable Life contracts in accumulation period	1,638,258	341,425	121,971	1,087,558	3,802,463
Net assets applicable to seed money	3	—	142	2,174	—
Total net assets	$1,638,261	$341,425	$122,113	$1,089,732	$3,802,463
(1) Investment shares	158,746	77,951	9,422	117,682	117,179
(2) Investments, at cost	$1,652,724	$534,492	$124,795	$1,090,040	$3,322,377

Dec. 31, 2016 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$3,912,442	$5,916,141	$1,214,847	$2,408,463	$149,060
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	121	25	8,998	3,332	—
Receivable for share redemptions	2,517	4,971	692	1,200	103
Total assets	3,915,080	5,921,137	1,224,537	2,412,995	149,163

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,120	3,397	692	1,200	103
Contract terminations	397	1,574	—	—	—
Payable for investments purchased	121	25	8,998	3,332	—
Total liabilities	2,638	4,996	9,690	4,532	103
Net assets applicable to Variable Life contracts in accumulation period	3,912,442	5,916,141	1,214,847	2,408,463	148,748
Net assets applicable to seed money	—	—	—	—	312
Total net assets	$3,912,442	$5,916,141	$1,214,847	$2,408,463	$149,060
(1) Investment shares	195,720	175,553	68,481	156,191	9,692
(2) Investments, at cost	$2,929,049	$5,344,946	$1,191,279	$2,438,750	$150,282

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$1,711,852	$2,522,427	$115,118	$5,943,683	$56,147
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	122	—	—	—	—
Receivable for share redemptions	1,973	3,578	80	8,947	37
Total assets	1,713,947	2,526,005	115,198	5,952,630	56,184

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	970	1,276	80	3,198	37
Contract terminations	1,002	2,302	—	5,749	—
Payable for investments purchased	122	—	—	—	—
Total liabilities	2,094	3,578	80	8,947	37
Net assets applicable to Variable Life contracts in accumulation period	1,711,853	2,522,296	114,973	5,943,683	55,872
Net assets applicable to seed money	—	131	145	—	275
Total net assets	$1,711,853	$2,522,427	$115,118	$5,943,683	$56,147
(1) Investment shares	85,252	130,291	7,084	366,216	6,184
(2) Investments, at cost	$1,617,874	$2,388,480	$114,634	$5,813,677	$57,361

Dec. 31, 2016 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$423,173	$2,375,088	$462,425	$150,305	$275,200
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2	168	9	994	27
Receivable for share redemptions	5,774	1,284	247	78	175
Total assets	428,949	2,376,540	462,681	151,377	275,402

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	234	1,198	241	78	175
Contract terminations	5,540	86	6	—	—
Payable for investments purchased	2	168	9	994	27
Total liabilities	5,776	1,452	256	1,072	202
Net assets applicable to Variable Life contracts in accumulation period	423,173	2,375,088	462,425	150,147	275,100
Net assets applicable to seed money	—	—	—	158	100
Total net assets	$423,173	$2,375,088	$462,425	$150,305	$275,200
(1) Investment shares	30,687	134,566	8,631	13,396	14,780
(2) Investments, at cost	$384,168	$2,035,714	$377,593	$150,687	$227,639

See accompanying notes to financial statements.

6	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$10,164,179	$1,280,941	$1,186,765	$641,512	$395,368
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	129	—	828	550	24
Receivable for share redemptions	9,914	1,767	673	318	244
Total assets	10,174,222	1,282,708	1,188,266	642,380	395,636

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,180	746	673	318	244
Contract terminations	2,734	1,021	—	—	—
Payable for investments purchased	129	—	828	550	24
Total liabilities	10,043	1,767	1,501	868	268
Net assets applicable to Variable Life contracts in accumulation period	10,164,179	1,280,833	1,186,765	641,512	395,368
Net assets applicable to seed money	—	108	—	—	—
Total net assets	$10,164,179	$1,280,941	$1,186,765	$641,512	$395,368
(1) Investment shares	293,932	48,557	36,583	131,188	22,100
(2) Investments, at cost	$7,963,779	$1,059,444	$1,129,689	$641,502	$384,877

Dec. 31, 2016 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv
Assets
Investments, at fair value(1),(2)	$85,469	$532,150	$1,132,870	$435,226	$1,880,788
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	229	2,688	45	1,266
Receivable for share redemptions	44	250	618	281	976
Total assets	85,513	532,629	1,136,176	435,552	1,883,030

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	44	250	618	281	976
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	229	2,688	45	1,266
Total liabilities	44	479	3,306	326	2,242
Net assets applicable to Variable Life contracts in accumulation period	85,343	532,150	1,132,870	435,068	1,880,788
Net assets applicable to seed money	126	—	—	158	—
Total net assets	$85,469	$532,150	$1,132,870	$435,226	$1,880,788
(1) Investment shares	10,625	9,465	133,436	15,374	78,793
(2) Investments, at cost	$105,687	$428,648	$877,765	$413,803	$2,791,920

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$69,514	$1,932,004	$1,435,007	$1,422,133	$385,314
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	250	686	55	119	12
Receivable for share redemptions	50	1,011	773	799	274
Total assets	69,814	1,933,701	1,435,835	1,423,051	385,600

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	50	1,011	773	797	252
Contract terminations	—	—	—	2	21
Payable for investments purchased	250	686	55	119	12
Total liabilities	300	1,697	828	918	285
Net assets applicable to Variable Life contracts in accumulation period	69,207	1,932,004	1,435,007	1,422,133	385,315
Net assets applicable to seed money	307	—	—	—	—
Total net assets	$69,514	$1,932,004	$1,435,007	$1,422,133	$385,315
(1) Investment shares	5,881	127,022	95,603	53,930	37,193
(2) Investments, at cost	$71,439	$2,176,788	$1,493,164	$1,545,756	$349,399

Dec. 31, 2016 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Assets
Investments, at fair value(1),(2)	$197,901	$8,699	$1,074,610	$2,093,953	$1,167,936
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	339	—	1,425	1,241	—
Receivable for share redemptions	123	2	607	1,271	5,438
Total assets	198,363	8,701	1,076,642	2,096,465	1,173,374

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	123	2	607	1,271	661
Contract terminations	—	—	—	—	4,777
Payable for investments purchased	339	—	1,425	1,241	—
Total liabilities	462	2	2,032	2,512	5,438
Net assets applicable to Variable Life contracts in accumulation period	197,838	8,354	1,074,610	2,093,873	1,167,936
Net assets applicable to seed money	63	345	—	80	—
Total net assets	$197,901	$8,699	$1,074,610	$2,093,953	$1,167,936
(1) Investment shares	23,146	937	31,022	413,008	49,176
(2) Investments, at cost	$262,381	$8,508	$1,102,964	$2,217,675	$1,091,679

See accompanying notes to financial statements.

8	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$1,017,340	$132,311	$868,412	$525,529	$239,222
Dividends receivable	—	240	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	18	—	2,116	59	9
Receivable for share redemptions	680	71	502	1,353	130
Total assets	1,018,038	132,622	871,030	526,941	239,361

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	643	71	502	304	130
Contract terminations	37	—	—	1,049	—
Payable for investments purchased	18	240	2,116	59	9
Total liabilities	698	311	2,618	1,412	139
Net assets applicable to Variable Life contracts in accumulation period	1,017,261	123,991	868,412	525,529	239,222
Net assets applicable to seed money	79	8,320	—	—	—
Total net assets	$1,017,340	$132,311	$868,412	$525,529	$239,222
(1) Investment shares	100,528	12,435	55,383	81,604	19,402
(2) Investments, at cost	$1,076,917	$134,036	$931,232	$541,387	$255,007

Dec. 31, 2016 (continued)	Put VT Multi-Cap Gro, Cl IA	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$8,203,820	$2,182,518	$2,239,667	$74,031	$12,161,528
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	67	39	4,565
Receivable for share redemptions	10,074	8,078	2,149	38	5,485
Total assets	8,213,894	2,190,596	2,241,883	74,108	12,171,578

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,835	1,251	1,219	38	5,485
Contract terminations	4,239	6,827	930	—	—
Payable for investments purchased	—	—	67	39	4,565
Total liabilities	10,074	8,078	2,216	77	10,050
Net assets applicable to Variable Life contracts in accumulation period	8,203,820	2,182,518	2,239,667	73,621	12,161,524
Net assets applicable to seed money	—	—	—	410	4
Total net assets	$8,203,820	$2,182,518	$2,239,667	$74,031	$12,161,528
(1) Investment shares	246,361	196,446	136,482	10,412	729,984
(2) Investments, at cost	$6,088,880	$2,097,003	$2,139,347	$76,174	$10,550,432

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$18,132,705	$804,260	$558,408	$962,404	$389,991
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,320	375	—	—	10
Receivable for share redemptions	10,649	478	446	573	283
Total assets	18,145,674	805,113	558,854	962,977	390,284

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,635	478	373	573	248
Contract terminations	14	—	73	—	35
Payable for investments purchased	2,320	375	—	—	10
Total liabilities	12,969	853	446	573	293
Net assets applicable to Variable Life contracts in accumulation period	18,132,702	804,257	558,384	962,391	389,962
Net assets applicable to seed money	3	3	24	13	29
Total net assets	$18,132,705	$804,260	$558,408	$962,404	$389,991
(1) Investment shares	1,086,441	146,495	43,154	74,374	23,117
(2) Investments, at cost	$13,822,433	$1,022,094	$523,196	$898,609	$277,547

Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$23,294,652	$38,287,218	$28,055,184	$54,692,486	$2,624,113
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	8,030	1,393	12,977	8,530	—
Receivable for share redemptions	13,346	22,871	15,248	32,463	2,274
Total assets	23,316,028	38,311,482	28,083,409	54,733,479	2,626,387

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	13,346	22,871	15,248	32,463	1,519
Contract terminations	—	—	—	—	755
Payable for investments purchased	8,030	1,393	12,977	8,530	—
Total liabilities	21,376	24,264	28,225	40,993	2,274
Net assets applicable to Variable Life contracts in accumulation period	23,294,648	38,287,215	28,055,180	54,692,483	2,624,099
Net assets applicable to seed money	4	3	4	3	14
Total net assets	$23,294,652	$38,287,218	$28,055,184	$54,692,486	$2,624,113
(1) Investment shares	1,563,399	2,566,167	1,776,769	3,459,360	188,921
(2) Investments, at cost	$20,210,598	$30,209,890	$24,276,283	$41,773,763	$2,341,664

See accompanying notes to financial statements.

10	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$5,049,857	$14,727	$5,850	$731,112	$350,172
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	704	—	—	101	—
Receivable for share redemptions	3,131	6	2	376	338
Total assets	5,053,692	14,733	5,852	731,589	350,510

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,131	6	2	376	210
Contract terminations	—	—	—	—	128
Payable for investments purchased	704	—	—	101	—
Total liabilities	3,835	6	2	477	338
Net assets applicable to Variable Life contracts in accumulation period	5,049,854	14,408	5,464	731,109	350,155
Net assets applicable to seed money	3	319	386	3	17
Total net assets	$5,049,857	$14,727	$5,850	$731,112	$350,172
(1) Investment shares	362,777	1,470	604	28,217	15,556
(2) Investments, at cost	$4,263,495	$14,440	$5,974	$528,646	$283,866

Dec. 31, 2016 (continued)	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$4,345,709	$5,750,536	$1,061,344	$1,008,454	$783,986
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,926	41	127	74	152
Receivable for share redemptions	2,442	4,934	583	774	356
Total assets	4,355,077	5,755,511	1,062,054	1,009,302	784,494

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,442	2,914	583	524	356
Contract terminations	—	2,020	—	250	—
Payable for investments purchased	6,926	41	127	74	152
Total liabilities	9,368	4,975	710	848	508
Net assets applicable to Variable Life contracts in accumulation period	4,345,706	5,750,533	1,061,263	1,008,321	783,986
Net assets applicable to seed money	3	3	81	133	—
Total net assets	$4,345,709	$5,750,536	$1,061,344	$1,008,454	$783,986
(1) Investment shares	183,829	216,756	238,504	40,878	94,116
(2) Investments, at cost	$5,303,264	$6,659,806	$1,131,978	$920,914	$824,298

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	11

Statements of Operations

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$2	$19,144	$33,348	$—	$9,040
Variable account expenses	1	14,211	19,264	1,955	2,655
Investment income (loss) — net	1	4,933	14,084	(1,955)	6,385

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2	537,100	604,270	126,072	102,591
Cost of investments sold	2	445,272	666,870	120,332	114,184
Net realized gain (loss) on sales of investments	—	91,828	(62,600)	5,740	(11,593)
Distributions from capital gains	—	142,159	—	31,834	—
Net change in unrealized appreciation or depreciation of investments	11	(13,554)	863	(31,374)	126,500
Net gain (loss) on investments	11	220,433	(61,737)	6,200	114,907
Net increase (decrease) in net assets resulting from operations	$12	$225,366	$(47,653)	$4,245	$121,292

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$7,779	$66,540	$4,256	$6,896	$—
Variable account expenses	5,224	28,070	2,392	2,783	133,673
Investment income (loss) — net	2,555	38,470	1,864	4,113	(133,673)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	123,226	552,518	476,291	87,999	1,816,949
Cost of investments sold	105,991	414,923	501,610	82,612	1,231,437
Net realized gain (loss) on sales of investments	17,235	137,595	(25,319)	5,387	585,512
Distributions from capital gains	—	—	—	10,487	—
Net change in unrealized appreciation or depreciation of investments	(65,477)	515,194	54,660	6,523	387,561
Net gain (loss) on investments	(48,242)	652,789	29,341	22,397	973,073
Net increase (decrease) in net assets resulting from operations	$(45,687)	$691,259	$31,205	$26,510	$839,400

Year ended Dec. 31, 2016 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$—	$2,486	$—	$296
Variable account expenses	194,351	78,979	16,704	12,148	19,598
Investment income (loss) — net	(194,351)	(78,979)	(14,218)	(12,148)	(19,302)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,823,437	2,173,120	546,292	289,389	1,118,904
Cost of investments sold	1,683,154	1,517,645	575,113	347,950	1,118,846
Net realized gain (loss) on sales of investments	1,140,283	655,475	(28,821)	(58,561)	58
Distributions from capital gains	—	—	—	49,520	—
Net change in unrealized appreciation or depreciation of investments	617,292	789,667	149,777	(10,659)	(57)
Net gain (loss) on investments	1,757,575	1,445,142	120,956	(19,700)	1
Net increase (decrease) in net assets resulting from operations	$1,563,224	$1,366,163	$106,738	$(31,848)	$(19,301)

See accompanying notes to financial statements.

12	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$179,778	$112,974	$132,868	$—	$—
Variable account expenses	18,885	7,464	55,665	14,990	42,652
Investment income (loss) — net	160,893	105,510	77,203	(14,990)	(42,652)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	592,807	197,683	1,232,950	405,821	1,791,518
Cost of investments sold	609,188	228,950	1,249,592	276,595	1,308,752
Net realized gain (loss) on sales of investments	(16,381)	(31,267)	(16,642)	129,226	482,766
Distributions from capital gains	—	47,721	4,858	—	—
Net change in unrealized appreciation or depreciation of investments	167,149	(38,295)	227,295	(108,532)	255,334
Net gain (loss) on investments	150,768	(21,841)	215,511	20,694	738,100
Net increase (decrease) in net assets resulting from operations	$311,661	$83,669	$292,714	$5,704	$695,448

Year ended Dec. 31, 2016 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$12,177	$—	$—	$—	$—
Variable account expenses	1,720	246	434	10,424	2,400
Investment income (loss) — net	10,457	(246)	(434)	(10,424)	(2,400)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	102,999	71,426	20,840	112,743	107,860
Cost of investments sold	103,812	69,993	21,692	116,300	110,468
Net realized gain (loss) on sales of investments	(813)	1,433	(852)	(3,557)	(2,608)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,446	474	3,395	43,811	21,705
Net gain (loss) on investments	4,633	1,907	2,543	40,254	19,097
Net increase (decrease) in net assets resulting from operations	$15,090	$1,661	$2,109	$29,830	$16,697

Year ended Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$83,247	$—	$—
Variable account expenses	3,227	4,683	47,730	2,582	6,468
Investment income (loss) — net	(3,227)	(4,683)	35,517	(2,582)	(6,468)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	65,010	117,779	779,187	71,244	247,866
Cost of investments sold	52,454	95,075	617,040	61,453	205,252
Net realized gain (loss) on sales of investments	12,556	22,704	162,147	9,791	42,614
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,022)	60,820	(630,585)	66,424	87,124
Net gain (loss) on investments	10,534	83,524	(468,438)	76,215	129,738
Net increase (decrease) in net assets resulting from operations	$7,307	$78,841	$(432,921)	$73,633	$123,270

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$46,340	$—	$3,043	$34,008	$22,849
Variable account expenses	10,372	2,469	620	7,333	28,213
Investment income (loss) — net	35,968	(2,469)	2,423	26,675	(5,364)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	310,878	71,924	76,022	251,476	860,104
Cost of investments sold	306,734	120,703	79,409	262,708	787,908
Net realized gain (loss) on sales of investments	4,144	(48,779)	(3,387)	(11,232)	72,196
Distributions from capital gains	12,569	—	—	—	326,863
Net change in unrealized appreciation or depreciation of investments	(19,574)	87,965	8,176	59,980	(137,681)
Net gain (loss) on investments	(2,861)	39,186	4,789	48,748	261,378
Net increase (decrease) in net assets resulting from operations	$33,107	$36,717	$7,212	$75,423	$256,014

Year ended Dec. 31, 2016 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Investment income
Dividend income	$59,506	$23,992	$16,934	$30,143	$5,349
Variable account expenses	24,708	41,075	8,796	15,486	964
Investment income (loss) — net	34,798	(17,083)	8,138	14,657	4,385

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	650,529	1,023,004	179,594	466,924	8,833
Cost of investments sold	536,901	1,001,536	170,557	474,282	9,519
Net realized gain (loss) on sales of investments	113,628	21,468	9,037	(7,358)	(686)
Distributions from capital gains	233,304	372,313	2,142	—	—
Net change in unrealized appreciation or depreciation of investments	137,496	240,277	(92,787)	(9,890)	10,026
Net gain (loss) on investments	484,428	634,058	(81,608)	(17,248)	9,340
Net increase (decrease) in net assets resulting from operations	$519,226	$616,975	$(73,470)	$(2,591)	$13,725

Year ended Dec. 31, 2016 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$32,982	$18,136	$—	$77,142	$400
Variable account expenses	11,675	14,078	770	38,254	371
Investment income (loss) — net	21,307	4,058	(770)	38,888	29

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	450,080	428,817	30,243	1,077,659	21,272
Cost of investments sold	436,146	435,601	33,074	1,133,568	22,504
Net realized gain (loss) on sales of investments	13,934	(6,784)	(2,831)	(55,909)	(1,232)
Distributions from capital gains	135,871	333,289	100	3,116	—
Net change in unrealized appreciation or depreciation of investments	66,681	256,600	6,775	702,693	1,143
Net gain (loss) on investments	216,486	583,105	4,044	649,900	(89)
Net increase (decrease) in net assets resulting from operations	$237,793	$587,163	$3,274	$688,788	$(60)
See accompanying notes to financial statements.

14	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$4,525	$29,950	$—	$260	$3,350
Variable account expenses	2,598	14,140	2,969	691	2,093
Investment income (loss) — net	1,927	15,810	(2,969)	(431)	1,257

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	59,945	333,138	89,751	39,775	80,871
Cost of investments sold	59,193	290,537	70,485	43,329	69,559
Net realized gain (loss) on sales of investments	752	42,601	19,266	(3,554)	11,312
Distributions from capital gains	10,796	80,799	40,747	—	20,142
Net change in unrealized appreciation or depreciation of investments	67,075	86,723	(54,869)	14,363	5,700
Net gain (loss) on investments	78,623	210,123	5,144	10,809	37,154
Net increase (decrease) in net assets resulting from operations	$80,550	$225,933	$2,175	$10,378	$38,411

Year ended Dec. 31, 2016 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I
Investment income
Dividend income	$75,973	$14,181	$14,001	$—	$—
Variable account expenses	86,973	6,966	8,195	3,629	2,852
Investment income (loss) — net	(11,000)	7,215	5,806	(3,629)	(2,852)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,311,937	80,518	133,633	194,747	76,481
Cost of investments sold	1,029,584	65,839	124,243	180,321	75,887
Net realized gain (loss) on sales of investments	282,353	14,679	9,390	14,426	594
Distributions from capital gains	680,971	—	—	66,834	16,923
Net change in unrealized appreciation or depreciation of investments	(53,095)	103,203	(32,088)	(69,730)	(22,336)
Net gain (loss) on investments	910,229	117,882	(22,698)	11,530	(4,819)
Net increase (decrease) in net assets resulting from operations	$899,229	$125,097	$(16,892)	$7,901	$(7,671)

Year ended Dec. 31, 2016 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv
Investment income
Dividend income	$2,438	$126	$1,032	$1,776	$90,241
Variable account expenses	622	3,041	7,522	3,696	12,456
Investment income (loss) — net	1,816	(2,915)	(6,490)	(1,920)	77,785

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	395,976	105,941	269,029	118,647	486,484
Cost of investments sold	464,014	80,530	213,748	107,911	739,202
Net realized gain (loss) on sales of investments	(68,038)	25,411	55,281	10,736	(252,718)
Distributions from capital gains	—	42,417	39,869	29,697	62,464
Net change in unrealized appreciation or depreciation of investments	63,870	(7,502)	47,117	(40,623)	(58,276)
Net gain (loss) on investments	(4,168)	60,326	142,267	(190)	(248,530)
Net increase (decrease) in net assets resulting from operations	$(2,352)	$57,411	$135,777	$(2,110)	$(170,745)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Investment income
Dividend income	$173	$7,300	$—	$53,307	$6,383
Variable account expenses	557	12,090	9,393	10,040	3,730
Investment income (loss) — net	(384)	(4,790)	(9,393)	43,267	2,653

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,400	205,346	246,898	304,301	166,757
Cost of investments sold	15,778	221,589	266,659	322,091	151,716
Net realized gain (loss) on sales of investments	(378)	(16,243)	(19,761)	(17,790)	15,041
Distributions from capital gains	227	220,863	67,645	33,857	—
Net change in unrealized appreciation or depreciation of investments	2,149	(106,750)	71,159	85,314	(8,853)
Net gain (loss) on investments	1,998	97,870	119,043	101,381	6,188
Net increase (decrease) in net assets resulting from operations	$1,614	$93,080	$109,650	$144,648	$8,841

Year ended Dec. 31, 2016 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Investment income
Dividend income	$—	$—	$7,658	$96,408	$2,428
Variable account expenses	1,584	30	7,025	15,659	7,061
Investment income (loss) — net	(1,584)	(30)	633	80,749	(4,633)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	25,713	3,488	99,479	351,500	140,543
Cost of investments sold	33,655	3,408	103,076	376,791	148,705
Net realized gain (loss) on sales of investments	(7,942)	80	(3,597)	(25,291)	(8,162)
Distributions from capital gains	10,128	46	67,900	—	37,380
Net change in unrealized appreciation or depreciation of investments	(21,797)	237	(68,462)	56,566	138,181
Net gain (loss) on investments	(19,611)	363	(4,159)	31,275	167,399
Net increase (decrease) in net assets resulting from operations	$(21,195)	$333	$(3,526)	$112,024	$162,766

Year ended Dec. 31, 2016 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$25,629	$2,670	$—	$31,195	$8,340
Variable account expenses	8,333	734	6,510	3,553	1,585
Investment income (loss) — net	17,296	1,936	(6,510)	27,642	6,755

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	342,756	68,714	235,749	50,166	57,954
Cost of investments sold	377,503	69,273	238,241	55,185	63,745
Net realized gain (loss) on sales of investments	(34,747)	(559)	(2,492)	(5,019)	(5,791)
Distributions from capital gains	—	—	113,781	—	—
Net change in unrealized appreciation or depreciation of investments	141,015	(349)	(231,038)	46,134	(9,655)
Net gain (loss) on investments	106,268	(908)	(119,749)	41,115	(15,446)
Net increase (decrease) in net assets resulting from operations	$123,564	$1,028	$(126,259)	$68,757	$(8,691)

See accompanying notes to financial statements.

16	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Put VT Multi-Cap Gro, Cl IA	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$76,613	$13,896	$17,480	$99	$—
Variable account expenses	69,913	13,691	14,809	417	68,094
Investment income (loss) — net	6,700	205	2,671	(318)	(68,094)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,144,134	242,053	462,847	21,409	1,929,140
Cost of investments sold	875,970	274,587	502,845	16,542	1,668,474
Net realized gain (loss) on sales of investments	268,164	(32,534)	(39,998)	4,867	260,666
Distributions from capital gains	752,776	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(459,178)	380,073	270,680	1,030	393,237
Net gain (loss) on investments	561,762	347,539	230,682	5,897	653,903
Net increase (decrease) in net assets resulting from operations	$568,462	$347,744	$233,353	$5,579	$585,809

Year ended Dec. 31, 2016 (continued)	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	128,301	5,658	4,621	6,598	2,929
Investment income (loss) — net	(128,301)	(5,658)	(4,621)	(6,598)	(2,929)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,121,203	95,171	214,832	267,382	67,714
Cost of investments sold	1,659,829	128,803	202,926	243,585	49,345
Net realized gain (loss) on sales of investments	461,374	(33,632)	11,906	23,797	18,369
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	586,033	93,869	8,508	10,592	16,701
Net gain (loss) on investments	1,047,407	60,237	20,414	34,389	35,070
Net increase (decrease) in net assets resulting from operations	$919,106	$54,579	$15,793	$27,791	$32,141

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	160,893	279,807	183,877	397,921	19,551
Investment income (loss) — net	(160,893)	(279,807)	(183,877)	(397,921)	(19,551)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,413,530	4,767,616	4,485,195	7,536,786	615,824
Cost of investments sold	2,996,891	3,802,872	3,930,080	5,961,148	549,010
Net realized gain (loss) on sales of investments	416,639	964,744	555,115	1,575,638	66,814
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	611,558	753,189	865,520	1,251,491	41,542
Net gain (loss) on investments	1,028,197	1,717,933	1,420,635	2,827,129	108,356
Net increase (decrease) in net assets resulting from operations	$867,304	$1,438,126	$1,236,758	$2,429,208	$88,805

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Investment income
Dividend income	$—	$381	$80	$—	$—
Variable account expenses	39,298	69	12	4,071	1,906
Investment income (loss) — net	(39,298)	312	68	(4,071)	(1,906)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	970,058	1,494	42	99,475	53,901
Cost of investments sold	809,683	1,493	43	74,836	46,595
Net realized gain (loss) on sales of investments	160,375	1	(1)	24,639	7,306
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	45,400	756	(78)	125,292	41,504
Net gain (loss) on investments	205,775	757	(79)	149,931	48,810
Net increase (decrease) in net assets resulting from operations	$166,477	$1,069	$(11)	$145,860	$46,904

Year ended Dec. 31, 2016 (continued)	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$53,621	$—	$28,633	$19,096	$—
Variable account expenses	32,768	34,144	6,932	6,034	4,377
Investment income (loss) — net	20,853	(34,144)	21,701	13,062	(4,377)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,039,981	1,090,931	189,952	136,953	252,686
Cost of investments sold	1,202,987	1,263,064	203,264	121,766	271,986
Net realized gain (loss) on sales of investments	(163,006)	(172,133)	(13,312)	15,187	(19,300)
Distributions from capital gains	381,715	1,492,056	77,498	94,807	71,738
Net change in unrealized appreciation or depreciation of investments	(331,758)	(620,147)	(56,347)	(18,353)	3,396
Net gain (loss) on investments	(113,049)	699,776	7,839	91,641	55,834
Net increase (decrease) in net assets resulting from operations	$(92,196)	$665,632	$29,540	$104,703	$51,457

See accompanying notes to financial statements.

18	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$1	$4,933	$14,084	$(1,955)	$6,385
Net realized gain (loss) on sales of investments	—	91,828	(62,600)	5,740	(11,593)
Distributions from capital gains	—	142,159	—	31,834	—
Net change in unrealized appreciation or depreciation of investments	11	(13,554)	863	(31,374)	126,500
Net increase (decrease) in net assets resulting from operations	12	225,366	(47,653)	4,245	121,292

Contract transactions
Contract purchase payments	—	99,039	243,839	22,295	24,156
Net transfers(1)	(1)	(36,445)	(123,910)	(19,395)	118,555
Transfers for policy loans	—	(6,477)	4,098	365	12,120
Policy charges	—	(52,252)	(108,878)	(10,829)	(7,532)
Contract terminations:
Surrender benefits	—	(312,485)	(136,206)	(26,656)	(13,591)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(1)	(308,620)	(121,057)	(34,220)	133,708
Net assets at beginning of year	372	2,361,082	3,229,278	311,488	227,353
Net assets at end of year	$383	$2,277,828	$3,060,568	$281,513	$482,353

Accumulation unit activity
Units outstanding at beginning of year	—	1,232,318	2,088,647	154,778	373,471
Contract purchase payments	—	47,616	161,995	10,893	32,805
Net transfers(1)	—	(18,357)	(77,388)	(14,284)	171,390
Transfers for policy loans	—	(1,711)	3,010	110	18,828
Policy charges	—	(25,789)	(74,821)	(5,516)	(10,041)
Contract terminations:
Surrender benefits	—	(135,571)	(89,493)	(9,775)	(18,038)
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	1,098,506	2,011,950	136,206	568,415

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$2,555	$38,470	$1,864	$4,113	$(133,673)
Net realized gain (loss) on sales of investments	17,235	137,595	(25,319)	5,387	585,512
Distributions from capital gains	—	—	—	10,487	—
Net change in unrealized appreciation or depreciation of investments	(65,477)	515,194	54,660	6,523	387,561
Net increase (decrease) in net assets resulting from operations	(45,687)	691,259	31,205	26,510	839,400

Contract transactions
Contract purchase payments	27,974	162,921	216,708	22,539	886,204
Net transfers(1)	(59,425)	(196,626)	(400,424)	(27,680)	742,152
Transfers for policy loans	(411)	(13,912)	(5,762)	(766)	114,614
Policy charges	(22,676)	(144,993)	(12,469)	(36,785)	(1,076,194)
Contract terminations:
Surrender benefits	(24,457)	(97,253)	(5,378)	(14,785)	(956,915)
Death benefits	—	(3,621)	—	—	(14,148)
Increase (decrease) from contract transactions	(78,995)	(293,484)	(207,325)	(57,477)	(304,287)
Net assets at beginning of year	791,646	3,740,279	523,193	409,231	15,448,468
Net assets at end of year	$666,964	$4,138,054	$347,073	$378,264	$15,983,581

Accumulation unit activity
Units outstanding at beginning of year	544,641	1,469,427	504,816	252,830	9,546,339
Contract purchase payments	19,289	60,658	194,773	13,361	534,839
Net transfers(1)	(44,266)	(72,788)	(339,973)	(19,478)	377,373
Transfers for policy loans	2,020	(4,459)	(5,988)	(682)	64,226
Policy charges	(15,387)	(53,449)	(11,489)	(23,842)	(657,387)
Contract terminations:
Surrender benefits	(17,074)	(36,900)	(5,339)	(6,912)	(587,058)
Death benefits	—	(1,481)	—	—	(8,555)
Units outstanding at end of year	489,223	1,361,008	336,800	215,277	9,269,777

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(194,351)	$(78,979)	$(14,218)	$(12,148)	$(19,302)
Net realized gain (loss) on sales of investments	1,140,283	655,475	(28,821)	(58,561)	58
Distributions from capital gains	—	—	—	49,520	—
Net change in unrealized appreciation or depreciation of investments	617,292	789,667	149,777	(10,659)	(57)
Net increase (decrease) in net assets resulting from operations	1,563,224	1,366,163	106,738	(31,848)	(19,301)

Contract transactions
Contract purchase payments	1,263,187	629,963	193,157	107,000	271,507
Net transfers(1)	(792,879)	(684,207)	(133,578)	(18,018)	460,515
Transfers for policy loans	48,319	(35,128)	2,678	(8,475)	4,575
Policy charges	(1,490,176)	(477,521)	(92,582)	(75,212)	(281,909)
Contract terminations:
Surrender benefits	(1,244,735)	(509,215)	(114,476)	(71,064)	(310,888)
Death benefits	(38,584)	(3,288)	—	—	(12,634)
Increase (decrease) from contract transactions	(2,254,868)	(1,079,396)	(144,801)	(65,769)	131,166
Net assets at beginning of year	24,112,862	11,355,898	2,386,771	1,823,968	2,906,262
Net assets at end of year	$23,421,218	$11,642,665	$2,348,708	$1,726,351	$3,018,127

Accumulation unit activity
Units outstanding at beginning of year	17,119,380	5,164,529	1,125,013	1,357,778	2,865,170
Contract purchase payments	902,839	267,191	85,757	79,293	267,565
Net transfers(1)	(540,784)	(212,366)	(21,307)	18,175	447,757
Transfers for policy loans	49,778	(14,125)	6,673	(7,158)	5,192
Policy charges	(1,096,535)	(205,002)	(41,563)	(52,652)	(276,375)
Contract terminations:
Surrender benefits	(831,131)	(212,386)	(52,992)	(48,591)	(299,262)
Death benefits	(25,387)	(1,332)	—	—	(12,610)
Units outstanding at end of year	15,578,160	4,786,509	1,101,581	1,346,845	2,997,437

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$160,893	$105,510	$77,203	$(14,990)	$(42,652)
Net realized gain (loss) on sales of investments	(16,381)	(31,267)	(16,642)	129,226	482,766
Distributions from capital gains	—	47,721	4,858	—	—
Net change in unrealized appreciation or depreciation of investments	167,149	(38,295)	227,295	(108,532)	255,334
Net increase (decrease) in net assets resulting from operations	311,661	83,669	292,714	5,704	695,448

Contract transactions
Contract purchase payments	137,279	36,762	414,767	118,236	363,545
Net transfers(1)	5,969	368,950	385,330	(48,228)	1,042,780
Transfers for policy loans	(28,507)	570	(18,859)	(7,375)	(95,393)
Policy charges	(110,073)	(28,154)	(443,044)	(76,679)	(176,407)
Contract terminations:
Surrender benefits	(163,441)	(35,679)	(377,872)	(109,760)	(351,679)
Death benefits	(1,338)	—	(3,907)	—	(25,044)
Increase (decrease) from contract transactions	(160,111)	342,449	(43,585)	(123,806)	757,802
Net assets at beginning of year	2,978,339	744,555	7,662,689	2,268,466	6,423,945
Net assets at end of year	$3,129,889	$1,170,673	$7,911,818	$2,150,364	$7,877,195

Accumulation unit activity
Units outstanding at beginning of year	1,582,766	434,272	5,055,349	1,590,696	3,491,432
Contract purchase payments	64,956	19,851	256,697	87,317	187,114
Net transfers(1)	6,879	221,090	279,848	(82,597)	556,259
Transfers for policy loans	(14,048)	212	(12,289)	(7,539)	(37,366)
Policy charges	(51,354)	(15,987)	(273,743)	(58,655)	(91,270)
Contract terminations:
Surrender benefits	(80,613)	(19,160)	(231,384)	(77,985)	(187,392)
Death benefits	(598)	—	(2,688)	—	(9,254)
Units outstanding at end of year	1,507,988	640,278	5,071,790	1,451,237	3,909,523

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$10,457	$(246)	$(434)	$(10,424)	$(2,400)
Net realized gain (loss) on sales of investments	(813)	1,433	(852)	(3,557)	(2,608)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,446	474	3,395	43,811	21,705
Net increase (decrease) in net assets resulting from operations	15,090	1,661	2,109	29,830	16,697

Contract transactions
Contract purchase payments	39,381	234	3,329	44,691	55,203
Net transfers(1)	53,614	33,806	47,345	(41,582)	37,944
Transfers for policy loans	(638)	8	—	(300)	68
Policy charges	(4,747)	(245)	(823)	(13,034)	(28,297)
Contract terminations:
Surrender benefits	(5,278)	(28,309)	(19,646)	(45,484)	(43,232)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	82,332	5,494	30,205	(55,709)	21,686
Net assets at beginning of year	281,182	29,532	30,135	1,317,619	584,022
Net assets at end of year	$378,604	$36,687	$62,449	$1,291,740	$622,405

Accumulation unit activity
Units outstanding at beginning of year	302,219	29,783	30,623	1,364,229	594,984
Contract purchase payments	38,283	232	3,332	45,861	55,225
Net transfers(1)	60,312	34,042	49,155	(45,549)	37,241
Transfers for policy loans	(663)	8	—	(307)	68
Policy charges	(4,981)	(242)	(825)	(13,436)	(28,575)
Contract terminations:
Surrender benefits	(5,652)	(27,798)	(20,147)	(46,967)	(44,013)
Death benefits	—	—	—	—	—
Units outstanding at end of year	389,518	36,025	62,138	1,303,831	614,930

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(3,227)	$(4,683)	$35,517	$(2,582)	$(6,468)
Net realized gain (loss) on sales of investments	12,556	22,704	162,147	9,791	42,614
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,022)	60,820	(630,585)	66,424	87,124
Net increase (decrease) in net assets resulting from operations	7,307	78,841	(432,921)	73,633	123,270

Contract transactions
Contract purchase payments	38,582	46,641	350,438	31,394	74,444
Net transfers(1)	35,854	31,719	(266,478)	(8,487)	(57,325)
Transfers for policy loans	(4,384)	(4,948)	14,499	(2,491)	9,819
Policy charges	(18,428)	(21,749)	(349,993)	(11,254)	(38,548)
Contract terminations:
Surrender benefits	(18,335)	(18,890)	(275,977)	(16,055)	(57,347)
Death benefits	—	—	(865)	—	—
Increase (decrease) from contract transactions	33,289	32,773	(528,376)	(6,893)	(68,957)
Net assets at beginning of year	533,200	596,828	6,304,045	392,742	1,097,876
Net assets at end of year	$573,796	$708,442	$5,342,748	$459,482	$1,152,189

Accumulation unit activity
Units outstanding at beginning of year	216,899	350,157	6,184,230	198,424	418,782
Contract purchase payments	15,873	26,846	365,625	19,543	27,674
Net transfers(1)	29,867	14,324	(297,624)	(7,357)	(29,087)
Transfers for policy loans	(1,271)	(2,260)	18,333	(597)	2,632
Policy charges	(7,771)	(12,528)	(376,147)	(6,028)	(14,538)
Contract terminations:
Surrender benefits	(6,642)	(7,589)	(295,714)	(8,161)	(22,152)
Death benefits	—	—	(960)	—	—
Units outstanding at end of year	246,955	368,950	5,597,743	195,824	383,311

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$35,968	$(2,469)	$2,423	$26,675	$(5,364)
Net realized gain (loss) on sales of investments	4,144	(48,779)	(3,387)	(11,232)	72,196
Distributions from capital gains	12,569	—	—	—	326,863
Net change in unrealized appreciation or depreciation of investments	(19,574)	87,965	8,176	59,980	(137,681)
Net increase (decrease) in net assets resulting from operations	33,107	36,717	7,212	75,423	256,014

Contract transactions
Contract purchase payments	93,663	32,725	21,792	39,245	212,757
Net transfers(1)	9,434	(23,748)	(37,578)	(318)	(454,247)
Transfers for policy loans	(5,931)	347	(2,384)	(11,879)	(29,100)
Policy charges	(93,065)	(11,247)	(7,135)	(29,126)	(112,597)
Contract terminations:
Surrender benefits	(102,877)	(17,035)	(8,448)	(15,947)	(180,053)
Death benefits	(1,274)	—	—	—	—
Increase (decrease) from contract transactions	(100,050)	(18,958)	(33,753)	(18,025)	(563,240)
Net assets at beginning of year	1,705,204	323,666	148,654	1,032,334	4,109,689
Net assets at end of year	$1,638,261	$341,425	$122,113	$1,089,732	$3,802,463

Accumulation unit activity
Units outstanding at beginning of year	1,431,364	625,626	159,298	781,360	2,431,120
Contract purchase payments	76,954	64,173	21,917	29,661	129,138
Net transfers(1)	15,203	(45,493)	(40,269)	(9,663)	(257,554)
Transfers for policy loans	(4,840)	859	(2,173)	(9,933)	(12,745)
Policy charges	(75,232)	(20,406)	(7,283)	(21,089)	(67,480)
Contract terminations:
Surrender benefits	(84,359)	(29,090)	(8,928)	(10,551)	(102,014)
Death benefits	(1,106)	—	—	—	—
Units outstanding at end of year	1,357,984	595,669	122,562	759,785	2,120,465

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Operations
Investment income (loss) — net	$34,798	$(17,083)	$8,138	$14,657	$4,385
Net realized gain (loss) on sales of investments	113,628	21,468	9,037	(7,358)	(686)
Distributions from capital gains	233,304	372,313	2,142	—	—
Net change in unrealized appreciation or depreciation of investments	137,496	240,277	(92,787)	(9,890)	10,026
Net increase (decrease) in net assets resulting from operations	519,226	616,975	(73,470)	(2,591)	13,725

Contract transactions
Contract purchase payments	179,355	224,457	71,892	143,640	7,979
Net transfers(1)	(251,278)	(459,183)	7,482	(45,670)	44,761
Transfers for policy loans	(45,389)	(55,606)	(17,324)	10,081	794
Policy charges	(164,168)	(232,290)	(47,074)	(95,123)	(3,837)
Contract terminations:
Surrender benefits	(217,021)	(312,587)	(53,233)	(163,148)	—
Death benefits	(7,973)	(8,724)	(2,487)	(662)	—
Increase (decrease) from contract transactions	(506,474)	(843,933)	(40,744)	(150,882)	49,697
Net assets at beginning of year	3,899,690	6,143,099	1,329,061	2,561,936	85,638
Net assets at end of year	$3,912,442	$5,916,141	$1,214,847	$2,408,463	$149,060

Accumulation unit activity
Units outstanding at beginning of year	1,849,765	2,036,844	829,264	1,194,623	96,617
Contract purchase payments	83,470	73,924	46,694	65,364	8,403
Net transfers(1)	(129,042)	(142,325)	9,844	(22,731)	46,954
Transfers for policy loans	(20,240)	(19,580)	(10,255)	8,556	849
Policy charges	(79,284)	(74,654)	(31,932)	(42,424)	(4,128)
Contract terminations:
Surrender benefits	(98,216)	(106,010)	(35,480)	(70,562)	—
Death benefits	(3,037)	(3,332)	(1,771)	(277)	—
Units outstanding at end of year	1,603,416	1,764,867	806,364	1,132,549	148,695

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$21,307	$4,058	$(770)	$38,888	$29
Net realized gain (loss) on sales of investments	13,934	(6,784)	(2,831)	(55,909)	(1,232)
Distributions from capital gains	135,871	333,289	100	3,116	—
Net change in unrealized appreciation or depreciation of investments	66,681	256,600	6,775	702,693	1,143
Net increase (decrease) in net assets resulting from operations	237,793	587,163	3,274	688,788	(60)

Contract transactions
Contract purchase payments	114,048	113,735	3,622	279,387	2,142
Net transfers(1)	(223,183)	(155,915)	52,228	(336,529)	23,531
Transfers for policy loans	(10,394)	(10,376)	(73)	(29,239)	(581)
Policy charges	(40,143)	(70,106)	(1,571)	(176,922)	(646)
Contract terminations:
Surrender benefits	(95,383)	(76,173)	(2,997)	(285,536)	—
Death benefits	—	—	—	(1,444)	—
Increase (decrease) from contract transactions	(255,055)	(198,835)	51,209	(550,283)	24,446
Net assets at beginning of year	1,729,115	2,134,099	60,635	5,805,178	31,761
Net assets at end of year	$1,711,853	$2,522,427	$115,118	$5,943,683	$56,147

Accumulation unit activity
Units outstanding at beginning of year	899,109	850,482	64,206	2,084,911	34,537
Contract purchase payments	56,603	39,962	3,927	98,280	2,379
Net transfers(1)	(111,630)	(35,369)	57,202	(58,671)	25,925
Transfers for policy loans	(4,700)	(3,386)	(79)	(10,706)	(633)
Policy charges	(20,503)	(24,727)	(1,703)	(64,347)	(719)
Contract terminations:
Surrender benefits	(44,253)	(27,156)	(3,257)	(94,014)	—
Death benefits	—	—	—	(554)	—
Units outstanding at end of year	774,626	799,806	120,296	1,954,899	61,489

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$1,927	$15,810	$(2,969)	$(431)	$1,257
Net realized gain (loss) on sales of investments	752	42,601	19,266	(3,554)	11,312
Distributions from capital gains	10,796	80,799	40,747	—	20,142
Net change in unrealized appreciation or depreciation of investments	67,075	86,723	(54,869)	14,363	5,700
Net increase (decrease) in net assets resulting from operations	80,550	225,933	2,175	10,378	38,411

Contract transactions
Contract purchase payments	16,647	105,054	18,289	11,606	9,735
Net transfers(1)	(15,023)	(46,441)	(34,303)	38,940	(52,032)
Transfers for policy loans	(11,590)	(56,058)	2,116	(7,410)	(2,134)
Policy charges	(13,342)	(80,972)	(18,792)	(1,088)	(7,104)
Contract terminations:
Surrender benefits	(12,001)	(72,919)	(37,968)	—	(6,070)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(35,309)	(151,336)	(70,658)	42,048	(57,605)
Net assets at beginning of year	377,932	2,300,491	530,908	97,879	294,394
Net assets at end of year	$423,173	$2,375,088	$462,425	$150,305	$275,200

Accumulation unit activity
Units outstanding at beginning of year	146,505	1,109,275	349,228	100,653	199,337
Contract purchase payments	6,103	50,740	12,367	11,423	6,733
Net transfers(1)	(6,134)	(31,355)	(23,667)	37,353	(41,528)
Transfers for policy loans	(4,001)	(32,742)	1,428	(7,328)	(776)
Policy charges	(4,902)	(39,586)	(12,750)	(1,021)	(4,550)
Contract terminations:
Surrender benefits	(4,491)	(22,951)	(27,194)	—	(2,847)
Death benefits	—	—	—	—	—
Units outstanding at end of year	133,080	1,033,381	299,412	141,080	156,369

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(11,000)	$7,215	$5,806	$(3,629)	$(2,852)
Net realized gain (loss) on sales of investments	282,353	14,679	9,390	14,426	594
Distributions from capital gains	680,971	—	—	66,834	16,923
Net change in unrealized appreciation or depreciation of investments	(53,095)	103,203	(32,088)	(69,730)	(22,336)
Net increase (decrease) in net assets resulting from operations	899,229	125,097	(16,892)	7,901	(7,671)

Contract transactions
Contract purchase payments	505,012	43,524	58,216	27,391	29,849
Net transfers(1)	(407,640)	420,737	53,798	178,669	(8,227)
Transfers for policy loans	2,407	81,671	(2,693)	12,621	4,007
Policy charges	(544,802)	(23,612)	(31,461)	(17,600)	(18,079)
Contract terminations:
Surrender benefits	(589,584)	(15,621)	(33,750)	(9,459)	(11,636)
Death benefits	(19,834)	—	—	—	—
Increase (decrease) from contract transactions	(1,054,441)	506,699	44,110	191,622	(4,086)
Net assets at beginning of year	10,319,391	649,145	1,159,547	441,989	407,125
Net assets at end of year	$10,164,179	$1,280,941	$1,186,765	$641,512	$395,368

Accumulation unit activity
Units outstanding at beginning of year	3,930,004	406,877	859,771	309,388	177,388
Contract purchase payments	185,015	25,680	42,864	19,773	13,764
Net transfers(1)	(162,842)	250,558	48,492	132,389	(7,532)
Transfers for policy loans	451	48,258	(2,827)	8,986	1,615
Policy charges	(197,974)	(13,968)	(23,822)	(12,621)	(8,052)
Contract terminations:
Surrender benefits	(217,756)	(9,410)	(28,349)	(6,430)	(4,965)
Death benefits	(7,025)	—	—	—	—
Units outstanding at end of year	3,529,873	707,995	896,129	451,485	172,218

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$1,816	$(2,915)	$(6,490)	$(1,920)	$77,785
Net realized gain (loss) on sales of investments	(68,038)	25,411	55,281	10,736	(252,718)
Distributions from capital gains	—	42,417	39,869	29,697	62,464
Net change in unrealized appreciation or depreciation of investments	63,870	(7,502)	47,117	(40,623)	(58,276)
Net increase (decrease) in net assets resulting from operations	(2,352)	57,411	135,777	(2,110)	(170,745)

Contract transactions
Contract purchase payments	176,331	15,679	58,197	20,457	123,674
Net transfers(1)	(354,372)	(22,601)	(105,223)	(52,468)	(158,682)
Transfers for policy loans	4,470	(16,871)	(16,053)	2,987	8,738
Policy charges	(6,946)	(17,749)	(41,380)	(20,606)	(71,971)
Contract terminations:
Surrender benefits	(11,155)	(18,481)	(44,914)	(19,534)	(131,962)
Death benefits	—	—	(6,485)	—	(877)
Increase (decrease) from contract transactions	(191,672)	(60,023)	(155,858)	(69,164)	(231,080)
Net assets at beginning of year	279,493	534,762	1,152,951	506,500	2,282,613
Net assets at end of year	$85,469	$532,150	$1,132,870	$435,226	$1,880,788

Accumulation unit activity
Units outstanding at beginning of year	304,667	225,856	767,932	297,585	1,624,674
Contract purchase payments	196,004	6,124	39,148	12,703	95,744
Net transfers(1)	(385,370)	(12,473)	(79,018)	(33,268)	(118,693)
Transfers for policy loans	4,812	(4,337)	(14,935)	1,711	7,520
Policy charges	(7,614)	(8,316)	(28,661)	(12,724)	(55,293)
Contract terminations:
Surrender benefits	(13,431)	(12,406)	(16,187)	(10,798)	(91,109)
Death benefits	—	—	(1,968)	—	(605)
Units outstanding at end of year	99,068	194,448	666,311	255,209	1,462,238

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(384)	$(4,790)	$(9,393)	$43,267	$2,653
Net realized gain (loss) on sales of investments	(378)	(16,243)	(19,761)	(17,790)	15,041
Distributions from capital gains	227	220,863	67,645	33,857	—
Net change in unrealized appreciation or depreciation of investments	2,149	(106,750)	71,159	85,314	(8,853)
Net increase (decrease) in net assets resulting from operations	1,614	93,080	109,650	144,648	8,841

Contract transactions
Contract purchase payments	3,864	70,790	75,295	116,517	22,607
Net transfers(1)	20,520	75,524	(55,221)	(5,900)	(38,803)
Transfers for policy loans	(509)	(7,562)	4,308	(37,964)	(17,713)
Policy charges	(3,414)	(62,943)	(46,248)	(85,435)	(12,933)
Contract terminations:
Surrender benefits	(5,172)	(60,074)	(106,103)	(104,242)	(52,954)
Death benefits	—	(423)	(8,273)	—	—
Increase (decrease) from contract transactions	15,289	15,312	(136,242)	(117,024)	(99,796)
Net assets at beginning of year	52,611	1,823,612	1,461,599	1,394,509	476,270
Net assets at end of year	$69,514	$1,932,004	$1,435,007	$1,422,133	$385,315

Accumulation unit activity
Units outstanding at beginning of year	53,439	1,862,917	691,599	580,641	412,396
Contract purchase payments	3,976	70,491	36,124	45,414	19,396
Net transfers(1)	20,693	73,140	(32,034)	3,056	(43,061)
Transfers for policy loans	(513)	(7,391)	1,245	(14,933)	(13,723)
Policy charges	(3,448)	(62,423)	(20,985)	(29,992)	(11,136)
Contract terminations:
Surrender benefits	(5,124)	(59,681)	(50,677)	(35,118)	(45,846)
Death benefits	—	(420)	(2,652)	—	—
Units outstanding at end of year	69,023	1,876,633	622,620	549,068	318,026

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(1,584)	$(30)	$633	$80,749	$(4,633)
Net realized gain (loss) on sales of investments	(7,942)	80	(3,597)	(25,291)	(8,162)
Distributions from capital gains	10,128	46	67,900	—	37,380
Net change in unrealized appreciation or depreciation of investments	(21,797)	237	(68,462)	56,566	138,181
Net increase (decrease) in net assets resulting from operations	(21,195)	333	(3,526)	112,024	162,766

Contract transactions
Contract purchase payments	18,323	872	80,143	87,333	68,907
Net transfers(1)	(15,032)	7,058	68,650	(95,343)	110,539
Transfers for policy loans	524	—	(1,926)	(10,106)	(5,796)
Policy charges	(9,593)	(155)	(18,680)	(70,004)	(42,654)
Contract terminations:
Surrender benefits	(1,947)	—	(44,254)	(57,007)	(29,321)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(7,725)	7,775	83,933	(145,127)	101,675
Net assets at beginning of year	226,821	591	994,203	2,127,056	903,495
Net assets at end of year	$197,901	$8,699	$1,074,610	$2,093,953	$1,167,936

Accumulation unit activity
Units outstanding at beginning of year	136,943	255	587,602	1,517,968	514,043
Contract purchase payments	12,960	944	54,189	59,848	39,362
Net transfers(1)	(10,748)	7,986	33,385	(67,353)	73,195
Transfers for policy loans	205	—	(225)	(6,681)	(2,251)
Policy charges	(6,167)	(167)	(12,523)	(48,444)	(24,864)
Contract terminations:
Surrender benefits	(908)	—	(23,271)	(38,741)	(15,622)
Death benefits	—	—	—	—	—
Units outstanding at end of year	132,285	9,018	639,157	1,416,597	583,863

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$17,296	$1,936	$(6,510)	$27,642	$6,755
Net realized gain (loss) on sales of investments	(34,747)	(559)	(2,492)	(5,019)	(5,791)
Distributions from capital gains	—	—	113,781	—	—
Net change in unrealized appreciation or depreciation of investments	141,015	(349)	(231,038)	46,134	(9,655)
Net increase (decrease) in net assets resulting from operations	123,564	1,028	(126,259)	68,757	(8,691)

Contract transactions
Contract purchase payments	142,826	2,026	51,481	19,236	7,717
Net transfers(1)	(250,656)	113,858	(59,297)	(1,139)	14,185
Transfers for policy loans	7,479	(32)	7,291	(7,313)	(5,465)
Policy charges	(52,829)	(4,314)	(28,149)	(19,441)	(6,018)
Contract terminations:
Surrender benefits	(51,726)	(3,941)	(53,217)	(7,163)	(22,478)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(204,906)	107,597	(81,891)	(15,820)	(12,059)
Net assets at beginning of year	1,098,682	23,686	1,076,562	472,592	259,972
Net assets at end of year	$1,017,340	$132,311	$868,412	$525,529	$239,222

Accumulation unit activity
Units outstanding at beginning of year	879,817	15,390	373,289	224,625	157,618
Contract purchase payments	108,765	1,931	19,674	8,532	4,710
Net transfers(1)	(191,877)	110,702	(29,372)	(483)	7,847
Transfers for policy loans	5,825	(32)	2,547	(3,266)	(3,068)
Policy charges	(39,207)	(4,129)	(10,393)	(8,528)	(3,682)
Contract terminations:
Surrender benefits	(37,988)	(3,857)	(19,404)	(3,025)	(15,829)
Death benefits	—	—	—	—	—
Units outstanding at end of year	725,335	120,005	336,341	217,855	147,596

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Multi-Cap Gro, Cl IA	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$6,700	$205	$2,671	$(318)	$(68,094)
Net realized gain (loss) on sales of investments	268,164	(32,534)	(39,998)	4,867	260,666
Distributions from capital gains	752,776	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(459,178)	380,073	270,680	1,030	393,237
Net increase (decrease) in net assets resulting from operations	568,462	347,744	233,353	5,579	585,809

Contract transactions
Contract purchase payments	356,097	108,387	131,985	3,996	1,325,357
Net transfers(1)	18,332	(67,469)	(264,215)	49,304	225,000
Transfers for policy loans	(7,008)	(10,982)	(2,451)	4,562	(201,881)
Policy charges	(403,574)	(99,241)	(87,342)	(1,653)	(307,167)
Contract terminations:
Surrender benefits	(576,533)	(88,669)	(141,244)	—	(230,203)
Death benefits	(1,074)	—	(1,010)	—	—
Increase (decrease) from contract transactions	(613,760)	(157,974)	(364,277)	56,209	811,106
Net assets at beginning of year	8,249,118	1,992,748	2,370,591	12,243	10,764,613
Net assets at end of year	$8,203,820	$2,182,518	$2,239,667	$74,031	$12,161,528

Accumulation unit activity
Units outstanding at beginning of year	3,360,620	838,821	1,127,802	20,672	7,413,105
Contract purchase payments	145,031	45,746	62,185	4,082	959,957
Net transfers(1)	(1,969)	(27,723)	(121,157)	57,915	288,744
Transfers for policy loans	(2,676)	(4,337)	(1,074)	6,152	(132,662)
Policy charges	(164,062)	(39,829)	(40,742)	(1,670)	(216,697)
Contract terminations:
Surrender benefits	(226,345)	(39,678)	(67,268)	—	(154,392)
Death benefits	(462)	—	(507)	—	—
Units outstanding at end of year	3,110,137	773,000	959,239	87,151	8,158,055

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(128,301)	$(5,658)	$(4,621)	$(6,598)	$(2,929)
Net realized gain (loss) on sales of investments	461,374	(33,632)	11,906	23,797	18,369
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	586,033	93,869	8,508	10,592	16,701
Net increase (decrease) in net assets resulting from operations	919,106	54,579	15,793	27,791	32,141

Contract transactions
Contract purchase payments	1,029,252	41,434	59,239	71,830	22,318
Net transfers(1)	(434,448)	46,559	110,429	153,081	(17,334)
Transfers for policy loans	(136,969)	710	(27,859)	(5,581)	241
Policy charges	(453,296)	(30,007)	(48,349)	(60,888)	(9,478)
Contract terminations:
Surrender benefits	(493,191)	(15,263)	(91,022)	(53,252)	(2,378)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(488,652)	43,433	2,438	105,190	(6,631)
Net assets at beginning of year	17,702,251	706,248	540,177	829,423	364,481
Net assets at end of year	$18,132,705	$804,260	$558,408	$962,404	$389,991

Accumulation unit activity
Units outstanding at beginning of year	12,136,136	537,965	452,375	692,918	267,933
Contract purchase payments	705,551	29,646	48,299	58,802	15,562
Net transfers(1)	(244,764)	40,675	88,465	126,469	(24,493)
Transfers for policy loans	(90,486)	265	(22,001)	(4,662)	(305)
Policy charges	(314,592)	(21,781)	(39,618)	(49,919)	(6,735)
Contract terminations:
Surrender benefits	(333,496)	(10,678)	(71,800)	(42,778)	(1,553)
Death benefits	—	—	—	—	—
Units outstanding at end of year	11,858,349	576,092	455,720	780,830	250,409

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(160,893)	$(279,807)	$(183,877)	$(397,921)	$(19,551)
Net realized gain (loss) on sales of investments	416,639	964,744	555,115	1,575,638	66,814
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	611,558	753,189	865,520	1,251,491	41,542
Net increase (decrease) in net assets resulting from operations	867,304	1,438,126	1,236,758	2,429,208	88,805

Contract transactions
Contract purchase payments	1,929,238	2,167,238	3,146,929	3,425,744	210,264
Net transfers(1)	(792,111)	242,000	(110,529)	(2,428,834)	(13,167)
Transfers for policy loans	(240,346)	(466,353)	(566,771)	(335,348)	72,877
Policy charges	(790,634)	(1,677,139)	(798,844)	(1,511,237)	(161,767)
Contract terminations:
Surrender benefits	(735,571)	(1,343,656)	(1,242,174)	(2,613,735)	(141,299)
Death benefits	—	(35,053)	—	—	—
Increase (decrease) from contract transactions	(629,424)	(1,112,963)	428,611	(3,463,410)	(33,092)
Net assets at beginning of year	23,056,772	37,962,055	26,389,815	55,726,688	2,568,400
Net assets at end of year	$23,294,652	$38,287,218	$28,055,184	$54,692,486	$2,624,113

Accumulation unit activity
Units outstanding at beginning of year	17,282,852	28,089,428	19,072,765	39,365,045	2,009,962
Contract purchase payments	1,435,420	1,589,408	2,327,267	2,386,010	164,997
Net transfers(1)	(615,395)	349,623	2,055	(1,670,560)	5,256
Transfers for policy loans	(176,201)	(341,715)	(484,803)	(235,967)	55,905
Policy charges	(583,398)	(1,225,314)	(576,769)	(1,051,774)	(125,106)
Contract terminations:
Surrender benefits	(531,521)	(964,921)	(847,860)	(1,775,486)	(118,367)
Death benefits	—	(25,688)	—	—	—
Units outstanding at end of year	16,811,757	27,470,821	19,492,655	37,017,268	1,992,647

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(39,298)	$312	$68	$(4,071)	$(1,906)
Net realized gain (loss) on sales of investments	160,375	1	(1)	24,639	7,306
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	45,400	756	(78)	125,292	41,504
Net increase (decrease) in net assets resulting from operations	166,477	1,069	(11)	145,860	46,904

Contract transactions
Contract purchase payments	416,449	704	79	31,446	16,205
Net transfers(1)	(168,144)	(86)	4,644	(19,940)	121,535
Transfers for policy loans	80,239	107	—	731	1,465
Policy charges	(387,123)	(749)	(31)	(17,292)	(4,943)
Contract terminations:
Surrender benefits	(50,621)	—	—	(18,380)	(19,724)
Death benefits	(33,367)	—	—	—	—
Increase (decrease) from contract transactions	(142,567)	(24)	4,692	(23,435)	114,538
Net assets at beginning of year	5,025,947	13,682	1,169	608,687	188,730
Net assets at end of year	$5,049,857	$14,727	$5,850	$731,112	$350,172

Accumulation unit activity
Units outstanding at beginning of year	3,962,099	13,689	831	260,710	89,536
Contract purchase payments	323,963	687	77	13,498	7,486
Net transfers(1)	(119,083)	(108)	4,452	(3,270)	53,878
Transfers for policy loans	61,935	105	—	167	371
Policy charges	(299,326)	(729)	(30)	(7,552)	(2,280)
Contract terminations:
Surrender benefits	(39,084)	—	—	(7,567)	(6,556)
Death benefits	(25,073)	—	—	—	—
Units outstanding at end of year	3,865,431	13,644	5,330	255,986	142,435

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$20,853	$(34,144)	$21,701	$13,062	$(4,377)
Net realized gain (loss) on sales of investments	(163,006)	(172,133)	(13,312)	15,187	(19,300)
Distributions from capital gains	381,715	1,492,056	77,498	94,807	71,738
Net change in unrealized appreciation or depreciation of investments	(331,758)	(620,147)	(56,347)	(18,353)	3,396
Net increase (decrease) in net assets resulting from operations	(92,196)	665,632	29,540	104,703	51,457

Contract transactions
Contract purchase payments	281,111	275,137	61,935	65,993	39,756
Net transfers(1)	(241,732)	(392,395)	(7,522)	3,969	14,502
Transfers for policy loans	(42,147)	(31,845)	(9,078)	(16,839)	(5,836)
Policy charges	(151,572)	(192,876)	(28,807)	(28,323)	(21,788)
Contract terminations:
Surrender benefits	(344,992)	(222,992)	(57,753)	(21,781)	(69,479)
Death benefits	(18,087)	(13,002)	—	—	—
Increase (decrease) from contract transactions	(517,419)	(577,973)	(41,225)	3,019	(42,845)
Net assets at beginning of year	4,955,324	5,662,877	1,073,029	900,732	775,374
Net assets at end of year	$4,345,709	$5,750,536	$1,061,344	$1,008,454	$783,986

Accumulation unit activity
Units outstanding at beginning of year	2,189,480	2,099,928	652,821	353,173	363,479
Contract purchase payments	121,531	100,590	39,853	28,299	18,012
Net transfers(1)	(71,746)	(92,531)	5,755	17,991	15,556
Transfers for policy loans	(12,560)	(9,698)	(5,604)	(7,481)	(3,427)
Policy charges	(66,933)	(73,393)	(18,187)	(11,451)	(9,645)
Contract terminations:
Surrender benefits	(149,978)	(88,894)	(36,778)	(7,568)	(28,652)
Death benefits	(7,422)	(4,501)	—	—	—
Units outstanding at end of year	2,002,372	1,931,501	637,860	372,963	355,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2	$11,889	$52,247	$(1,307)	$478
Net realized gain (loss) on sales of investments	—	144,331	(31,065)	9,546	(9,626)
Distributions from capital gains	7	—	—	18,071	5,810
Net change in unrealized appreciation or depreciation of investments	(15)	(140,228)	35,634	(10,278)	(110,902)
Net increase (decrease) in net assets resulting from operations	(6)	15,992	56,816	16,032	(114,240)

Contract transactions
Contract purchase payments	—	118,915	268,302	14,885	47,403
Net transfers(1)	—	13,710	(63,817)	155,395	169,124
Transfers for policy loans	—	(19,367)	(10,479)	(2,454)	(816)
Policy charges	—	(45,411)	(108,965)	(8,259)	(6,061)
Contract terminations:
Surrender benefits	—	(9,118)	(76,281)	(936)	(8,837)
Death benefits	—	—	—	—	(559)
Increase (decrease) from contract transactions	—	58,729	8,760	158,631	200,254
Net assets at beginning of year	378	2,286,361	3,163,702	136,825	141,339
Net assets at end of year	$372	$2,361,082	$3,229,278	$311,488	$227,353

Accumulation unit activity
Units outstanding at beginning of year	—	1,103,415	2,062,378	74,613	143,697
Contract purchase payments	—	59,110	166,077	7,933	61,740
Net transfers(1)	—	105,978	(18,110)	77,744	190,844
Transfers for policy loans	—	(9,081)	(6,776)	(1,078)	(638)
Policy charges	—	(23,075)	(68,733)	(3,992)	(7,130)
Contract terminations:
Surrender benefits	—	(4,029)	(46,189)	(442)	(14,253)
Death benefits	—	—	—	—	(789)
Units outstanding at end of year	—	1,232,318	2,088,647	154,778	373,471

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$(2,918)	$56,508	$3,372	$(2,778)	$(135,447)
Net realized gain (loss) on sales of investments	23,806	140,153	(2,751)	6,539	485,456
Distributions from capital gains	—	—	31,459	1,780	—
Net change in unrealized appreciation or depreciation of investments	(17,461)	(374,095)	(46,623)	(17,814)	(214,121)
Net increase (decrease) in net assets resulting from operations	3,427	(177,434)	(14,543)	(12,273)	135,888

Contract transactions
Contract purchase payments	30,904	204,975	41,830	26,016	896,143
Net transfers(1)	9,892	(51,547)	243,604	1,295	295,275
Transfers for policy loans	(5,682)	(71,438)	(454)	(18,742)	(93,126)
Policy charges	(24,915)	(141,128)	(10,221)	(33,076)	(1,034,474)
Contract terminations:
Surrender benefits	(89,910)	(248,289)	(14,560)	(18,023)	(738,362)
Death benefits	—	(7,712)	(747)	(2,066)	(18,582)
Increase (decrease) from contract transactions	(79,711)	(315,139)	259,452	(44,596)	(693,126)
Net assets at beginning of year	867,930	4,232,852	278,284	466,100	16,005,706
Net assets at end of year	$791,646	$3,740,279	$523,193	$409,231	$15,448,468

Accumulation unit activity
Units outstanding at beginning of year	593,784	1,586,554	252,582	287,003	9,997,848
Contract purchase payments	19,105	78,976	36,952	15,429	555,650
Net transfers(1)	7,591	(19,453)	240,295	(2,592)	163,597
Transfers for policy loans	(4,954)	(28,288)	(391)	(12,756)	(57,981)
Policy charges	(15,477)	(53,778)	(9,095)	(21,497)	(645,660)
Contract terminations:
Surrender benefits	(55,408)	(91,841)	(14,771)	(11,358)	(455,342)
Death benefits	—	(2,743)	(756)	(1,399)	(11,773)
Units outstanding at end of year	544,641	1,469,427	504,816	252,830	9,546,339

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(210,306)	$(91,393)	$(16,064)	$(14,323)	$(20,329)
Net realized gain (loss) on sales of investments	1,035,044	968,123	4,428	(76,398)	65
Distributions from capital gains	—	—	73,039	166,196	—
Net change in unrealized appreciation or depreciation of investments	(823,714)	(1,308,632)	(318,176)	(212,059)	(64)
Net increase (decrease) in net assets resulting from operations	1,024	(431,902)	(256,773)	(136,584)	(20,328)

Contract transactions
Contract purchase payments	1,358,599	702,874	208,731	123,363	575,434
Net transfers(1)	(114,220)	(762,004)	(11,745)	(79,101)	(217,449)
Transfers for policy loans	(158,963)	(190,258)	(23,139)	(38,845)	(134,188)
Policy charges	(1,496,420)	(511,706)	(93,988)	(77,117)	(286,032)
Contract terminations:
Surrender benefits	(1,143,584)	(723,218)	(125,312)	(51,185)	(135,657)
Death benefits	(37,546)	(1,706)	(2,555)	—	—
Increase (decrease) from contract transactions	(1,592,134)	(1,486,018)	(48,008)	(122,885)	(197,892)
Net assets at beginning of year	25,703,972	13,273,818	2,691,552	2,083,437	3,124,482
Net assets at end of year	$24,112,862	$11,355,898	$2,386,771	$1,823,968	$2,906,262

Accumulation unit activity
Units outstanding at beginning of year	18,336,293	5,647,415	1,075,943	1,326,234	3,025,303
Contract purchase payments	962,739	305,993	82,373	83,306	567,496
Net transfers(1)	(161,551)	(176,597)	61,043	58,336	(183,047)
Transfers for policy loans	(102,640)	(80,486)	(9,326)	(26,002)	(135,369)
Policy charges	(1,092,534)	(223,989)	(37,678)	(50,573)	(277,145)
Contract terminations:
Surrender benefits	(794,163)	(307,110)	(46,449)	(33,523)	(132,068)
Death benefits	(28,764)	(697)	(893)	—	—
Units outstanding at end of year	17,119,380	5,164,529	1,125,013	1,357,778	2,865,170

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$169,062	$66,172	$46,479	$(16,334)	$(43,782)
Net realized gain (loss) on sales of investments	27,222	(14,160)	(52,940)	139,114	429,714
Distributions from capital gains	—	7,013	23,898	—	—
Net change in unrealized appreciation or depreciation of investments	(249,628)	(72,251)	(56,909)	45,722	(371,182)
Net increase (decrease) in net assets resulting from operations	(53,344)	(13,226)	(39,472)	168,502	14,750

Contract transactions
Contract purchase payments	156,279	29,606	520,883	125,956	395,612
Net transfers(1)	(13,217)	(11,636)	(193,815)	69,499	226,977
Transfers for policy loans	(30,514)	(7,635)	(20,249)	(1,132)	(141,201)
Policy charges	(120,213)	(21,005)	(463,040)	(69,556)	(169,711)
Contract terminations:
Surrender benefits	(120,565)	(36,996)	(334,572)	(99,853)	(230,740)
Death benefits	(1,649)	(9,151)	(5,143)	—	—
Increase (decrease) from contract transactions	(129,879)	(56,817)	(495,936)	24,914	80,937
Net assets at beginning of year	3,161,562	814,598	8,198,097	2,075,050	6,328,258
Net assets at end of year	$2,978,339	$744,555	$7,662,689	$2,268,466	$6,423,945

Accumulation unit activity
Units outstanding at beginning of year	1,452,330	468,794	5,140,508	1,612,716	3,367,414
Contract purchase payments	74,945	16,225	324,832	94,851	216,048
Net transfers(1)	175,239	(8,027)	105,642	11,662	190,456
Transfers for policy loans	(13,430)	(4,287)	(11,520)	(1,564)	(81,983)
Policy charges	(54,358)	(12,164)	(286,745)	(53,493)	(90,194)
Contract terminations:
Surrender benefits	(51,279)	(21,112)	(214,360)	(73,476)	(110,309)
Death benefits	(681)	(5,157)	(3,008)	—	—
Units outstanding at end of year	1,582,766	434,272	5,055,349	1,590,696	3,491,432

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$9,673	$(226)	$(158)	$(11,401)	$(2,140)
Net realized gain (loss) on sales of investments	(1,217)	849	(16)	301	96
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(17,197)	(39)	(1,156)	(47,200)	(21,283)
Net increase (decrease) in net assets resulting from operations	(8,741)	584	(1,330)	(58,300)	(23,327)

Contract transactions
Contract purchase payments	36,277	1,389	4,648	32,171	24,195
Net transfers(1)	225,566	(12,867)	27,523	89,205	457,396
Transfers for policy loans	20	1	—	(374)	—
Policy charges	(1,722)	(178)	(746)	(11,236)	(12,433)
Contract terminations:
Surrender benefits	(3,660)	(10)	(10)	48	(13,617)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	256,481	(11,665)	31,415	109,814	455,541
Net assets at beginning of year	33,442	40,613	50	1,266,105	151,808
Net assets at end of year	$281,182	$29,532	$30,135	$1,317,619	$584,022

Accumulation unit activity
Units outstanding at beginning of year	32,615	40,231	—	1,256,973	150,300
Contract purchase payments	35,996	1,375	4,510	31,715	23,946
Net transfers(1)	238,967	(11,650)	26,857	87,078	446,267
Transfers for policy loans	21	1	—	(365)	—
Policy charges	(1,818)	(174)	(744)	(11,172)	(12,325)
Contract terminations:
Surrender benefits	(3,562)	—	—	—	(13,204)
Death benefits	—	—	—	—	—
Units outstanding at end of year	302,219	29,783	30,623	1,364,229	594,984

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(3,518)	$(5,090)	$3,907	$(2,697)	$(7,972)
Net realized gain (loss) on sales of investments	42,752	38,691	190,940	23,009	99,851
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,769)	(69,641)	76,703	(43,216)	(130,732)
Net increase (decrease) in net assets resulting from operations	25,465	(36,040)	271,550	(22,904)	(38,853)

Contract transactions
Contract purchase payments	40,999	45,062	372,482	35,896	80,005
Net transfers(1)	7,325	(73,613)	(81,060)	(60,922)	(92,793)
Transfers for policy loans	(3,744)	(1,037)	(6,030)	(1,205)	(4,427)
Policy charges	(17,093)	(21,538)	(367,927)	(9,599)	(38,655)
Contract terminations:
Surrender benefits	(36,912)	(3,367)	(201,250)	(3,311)	(33,338)
Death benefits	—	(409)	(1,309)	(42)	(1,172)
Increase (decrease) from contract transactions	(9,425)	(54,902)	(285,094)	(39,183)	(90,380)
Net assets at beginning of year	517,160	687,770	6,317,589	454,829	1,227,109
Net assets at end of year	$533,200	$596,828	$6,304,045	$392,742	$1,097,876

Accumulation unit activity
Units outstanding at beginning of year	225,422	376,487	6,516,329	216,386	452,519
Contract purchase payments	16,886	25,920	351,735	21,218	29,377
Net transfers(1)	(3,387)	(38,640)	(122,079)	(31,506)	(35,880)
Transfers for policy loans	(880)	10	(11,392)	(517)	(1,092)
Policy charges	(7,036)	(12,267)	(359,962)	(5,151)	(14,058)
Contract terminations:
Surrender benefits	(14,106)	(1,102)	(189,144)	(1,980)	(11,596)
Death benefits	—	(251)	(1,257)	(26)	(488)
Units outstanding at end of year	216,899	350,157	6,184,230	198,424	418,782

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$39,567	$(3,138)	$1,594	$28,466	$2,551
Net realized gain (loss) on sales of investments	17,259	(61,858)	(697)	(3,588)	152,523
Distributions from capital gains	4,201	—	177	—	370,140
Net change in unrealized appreciation or depreciation of investments	(49,230)	(51,475)	(10,479)	(42,165)	(541,748)
Net increase (decrease) in net assets resulting from operations	11,797	(116,471)	(9,405)	(17,287)	(16,534)

Contract transactions
Contract purchase payments	13,781	39,519	21,036	65,200	279,071
Net transfers(1)	(134,374)	(44,334)	97,964	(71,568)	100,207
Transfers for policy loans	(17,675)	(462)	1,087	(10,503)	(59,511)
Policy charges	(63,567)	(12,571)	(5,803)	(30,479)	(118,565)
Contract terminations:
Surrender benefits	(34,337)	(24,815)	(1,150)	(35,683)	(212,494)
Death benefits	(489)	—	—	—	—
Increase (decrease) from contract transactions	(236,661)	(42,663)	113,134	(83,033)	(11,292)
Net assets at beginning of year	1,930,068	482,800	44,925	1,132,654	4,137,515
Net assets at end of year	$1,705,204	$323,666	$148,654	$1,032,334	$4,109,689

Accumulation unit activity
Units outstanding at beginning of year	1,584,093	702,165	44,504	861,167	2,451,939
Contract purchase payments	17,060	65,408	21,124	50,399	170,197
Net transfers(1)	(73,511)	(76,307)	99,549	(72,582)	39,250
Transfers for policy loans	(14,998)	(158)	1,156	(8,589)	(35,291)
Policy charges	(53,205)	(20,551)	(5,897)	(22,190)	(70,611)
Contract terminations:
Surrender benefits	(27,698)	(44,931)	(1,138)	(26,845)	(124,364)
Death benefits	(377)	—	—	—	—
Units outstanding at end of year	1,431,364	625,626	159,298	781,360	2,431,120

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Operations
Investment income (loss) — net	$54,663	$(21,118)	$8,156	$69,466	$3,609
Net realized gain (loss) on sales of investments	119,150	78,355	21,787	(39,438)	(1,230)
Distributions from capital gains	208,565	797,894	1,395	—	—
Net change in unrealized appreciation or depreciation of investments	(500,514)	(985,005)	1,650	(35,261)	(9,651)
Net increase (decrease) in net assets resulting from operations	(118,136)	(129,874)	32,988	(5,233)	(7,272)

Contract transactions
Contract purchase payments	199,187	254,389	68,576	161,490	8,346
Net transfers(1)	(45,214)	(73,046)	56,670	(114,474)	(5,007)
Transfers for policy loans	(55,455)	(106,239)	(21,087)	(58,992)	788
Policy charges	(160,972)	(246,304)	(46,659)	(96,907)	(4,072)
Contract terminations:
Surrender benefits	(197,833)	(350,434)	(69,074)	(106,694)	(14,363)
Death benefits	(2,235)	(3,076)	—	(1,590)	(4,394)
Increase (decrease) from contract transactions	(262,522)	(524,710)	(11,574)	(217,167)	(18,702)
Net assets at beginning of year	4,280,348	6,797,683	1,307,647	2,784,336	111,612
Net assets at end of year	$3,899,690	$6,143,099	$1,329,061	$2,561,936	$85,638

Accumulation unit activity
Units outstanding at beginning of year	1,969,533	2,205,646	846,232	1,222,940	116,105
Contract purchase payments	93,228	80,832	41,811	73,364	8,992
Net transfers(1)	(19,600)	(24,705)	23,091	12,530	(5,614)
Transfers for policy loans	(28,392)	(34,066)	(10,707)	(24,390)	844
Policy charges	(76,938)	(76,882)	(29,586)	(43,034)	(4,344)
Contract terminations:
Surrender benefits	(86,847)	(113,125)	(41,577)	(46,158)	(14,879)
Death benefits	(1,219)	(856)	—	(629)	(4,487)
Units outstanding at end of year	1,849,765	2,036,844	829,264	1,194,623	96,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$41,966	$(1,048)	$3,389	$(20,165)	$405
Net realized gain (loss) on sales of investments	109,491	103,062	(765)	117,897	(65)
Distributions from capital gains	123,791	347,466	240	459,928	49
Net change in unrealized appreciation or depreciation of investments	(376,427)	(640,016)	(6,148)	(1,211,869)	(1,981)
Net increase (decrease) in net assets resulting from operations	(101,179)	(190,536)	(3,284)	(654,209)	(1,592)

Contract transactions
Contract purchase payments	134,697	125,382	4,135	318,004	2,059
Net transfers(1)	(54,477)	(128,447)	52,496	(103,515)	13,139
Transfers for policy loans	6,491	(43,822)	7	(59,431)	—
Policy charges	(43,754)	(72,768)	(916)	(185,350)	(395)
Contract terminations:
Surrender benefits	(136,273)	(75,875)	(7,422)	(224,944)	—
Death benefits	—	(19,933)	—	(1,627)	—
Increase (decrease) from contract transactions	(93,316)	(215,463)	48,300	(256,863)	14,803
Net assets at beginning of year	1,923,610	2,540,098	15,619	6,716,250	18,550
Net assets at end of year	$1,729,115	$2,134,099	$60,635	$5,805,178	$31,761

Accumulation unit activity
Units outstanding at beginning of year	919,490	839,306	15,306	1,996,556	18,880
Contract purchase payments	64,330	43,537	4,266	100,157	2,163
Net transfers(1)	(3,142)	37,808	53,452	134,062	13,922
Transfers for policy loans	3,323	(14,027)	7	(17,882)	—
Policy charges	(21,139)	(25,485)	(942)	(59,455)	(428)
Contract terminations:
Surrender benefits	(63,753)	(24,725)	(7,883)	(68,100)	—
Death benefits	—	(5,932)	—	(427)	—
Units outstanding at end of year	899,109	850,482	64,206	2,084,911	34,537

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$(1,606)	$16,359	$(3,329)	$2,592	$2,682
Net realized gain (loss) on sales of investments	4,861	199,917	32,094	(729)	19,402
Distributions from capital gains	49,157	144,708	2,847	6,728	861
Net change in unrealized appreciation or depreciation of investments	(61,807)	(391,993)	(8,824)	(14,652)	(45,286)
Net increase (decrease) in net assets resulting from operations	(9,395)	(31,009)	22,788	(6,061)	(22,341)

Contract transactions
Contract purchase payments	17,421	126,511	18,892	19,203	13,761
Net transfers(1)	(387)	(25,551)	(87,602)	72,598	10,557
Transfers for policy loans	155	1,258	(8,295)	(86)	(9,878)
Policy charges	(13,355)	(81,838)	(19,461)	(503)	(6,391)
Contract terminations:
Surrender benefits	(27,349)	(104,141)	(14,874)	(156)	(12,522)
Death benefits	—	(893)	—	—	—
Increase (decrease) from contract transactions	(23,515)	(84,654)	(111,340)	91,056	(4,473)
Net assets at beginning of year	410,842	2,416,154	619,460	12,884	321,208
Net assets at end of year	$377,932	$2,300,491	$530,908	$97,879	$294,394

Accumulation unit activity
Units outstanding at beginning of year	155,953	1,219,655	425,606	12,323	209,526
Contract purchase payments	6,349	64,876	12,617	18,762	9,383
Net transfers(1)	(295)	(81,896)	(60,825)	70,152	(118)
Transfers for policy loans	(112)	3,599	(5,421)	(89)	(6,292)
Policy charges	(4,917)	(40,913)	(12,994)	(495)	(4,037)
Contract terminations:
Surrender benefits	(10,473)	(55,520)	(9,755)	—	(9,125)
Death benefits	—	(526)	—	—	—
Units outstanding at end of year	146,505	1,109,275	349,228	100,653	199,337

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$28,691	$6,899	$7,623	$(3,119)	$(3,129)
Net realized gain (loss) on sales of investments	480,354	30,014	30,954	12,408	13,138
Distributions from capital gains	1,144,721	—	—	34,957	40,810
Net change in unrealized appreciation or depreciation of investments	(2,380,792)	(30,364)	(85,341)	(41,727)	(28,268)
Net increase (decrease) in net assets resulting from operations	(727,026)	6,549	(46,764)	2,519	22,551

Contract transactions
Contract purchase payments	526,067	35,667	52,271	20,180	34,189
Net transfers(1)	(544,338)	35,002	162,233	940	34,389
Transfers for policy loans	(45,244)	(7,379)	(9,892)	(7,626)	3,040
Policy charges	(541,532)	(19,534)	(30,119)	(14,864)	(17,210)
Contract terminations:
Surrender benefits	(391,206)	(28,199)	(66,273)	(5,670)	(36,459)
Death benefits	(5,183)	—	(1,640)	—	—
Increase (decrease) from contract transactions	(1,001,436)	15,557	106,580	(7,040)	17,949
Net assets at beginning of year	12,047,853	627,039	1,099,731	446,510	366,625
Net assets at end of year	$10,319,391	$649,145	$1,159,547	$441,989	$407,125

Accumulation unit activity
Units outstanding at beginning of year	4,278,357	398,408	803,200	312,810	168,179
Contract purchase payments	190,173	22,276	37,753	13,585	15,215
Net transfers(1)	(187,676)	20,667	98,407	1,740	15,966
Transfers for policy loans	(16,451)	(4,609)	(8,722)	(4,997)	1,348
Policy charges	(194,009)	(12,208)	(21,663)	(10,005)	(7,387)
Contract terminations:
Surrender benefits	(138,584)	(17,657)	(47,830)	(3,745)	(15,933)
Death benefits	(1,806)	—	(1,374)	—	—
Units outstanding at end of year	3,930,004	406,877	859,771	309,388	177,388

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$237	$(419)	$(8,081)	$(1,889)	$(4,337)
Net realized gain (loss) on sales of investments	(25,337)	20,813	51,143	25,179	(160,571)
Distributions from capital gains	64,613	60,460	160,427	99,863	80,323
Net change in unrealized appreciation or depreciation of investments	(72,738)	(62,946)	(159,999)	(99,445)	(163,109)
Net increase (decrease) in net assets resulting from operations	(33,225)	17,908	43,490	23,708	(247,694)

Contract transactions
Contract purchase payments	13,998	17,130	64,623	25,094	163,385
Net transfers(1)	19,431	(13,539)	(19,507)	(32,573)	(189,722)
Transfers for policy loans	(1,956)	(16,650)	6,581	(24,086)	(12,847)
Policy charges	(11,102)	(16,522)	(38,641)	(19,970)	(80,217)
Contract terminations:
Surrender benefits	(11,640)	(9,159)	(20,833)	(16,084)	(76,514)
Death benefits	—	—	(709)	—	—
Increase (decrease) from contract transactions	8,731	(38,740)	(8,486)	(67,619)	(195,915)
Net assets at beginning of year	303,987	555,594	1,117,947	550,411	2,726,222
Net assets at end of year	$279,493	$534,762	$1,152,951	$506,500	$2,282,613

Accumulation unit activity
Units outstanding at beginning of year	302,210	245,437	804,767	341,323	1,699,672
Contract purchase payments	14,395	7,238	48,324	14,861	106,115
Net transfers(1)	14,583	(11,293)	(40,815)	(21,894)	(72,109)
Transfers for policy loans	(2,328)	(4,529)	3,581	(15,417)	(7,199)
Policy charges	(11,294)	(8,062)	(28,518)	(12,048)	(51,156)
Contract terminations:
Surrender benefits	(12,899)	(2,935)	(18,779)	(9,240)	(50,649)
Death benefits	—	—	(628)	—	—
Units outstanding at end of year	304,667	225,856	767,932	297,585	1,624,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(438)	$(932)	$(10,775)	$54,850	$6,952
Net realized gain (loss) on sales of investments	(620)	(8,217)	(1,589)	29,721	10,644
Distributions from capital gains	1,303	109,324	52,566	117,744	—
Net change in unrealized appreciation or depreciation of investments	(1,179)	(138,034)	(78,638)	(472,725)	(28,008)
Net increase (decrease) in net assets resulting from operations	(934)	(37,859)	(38,436)	(270,410)	(10,412)

Contract transactions
Contract purchase payments	3,860	56,825	76,618	129,604	32,930
Net transfers(1)	13,827	1,931,299	(65,484)	(8,650)	(28,678)
Transfers for policy loans	20	(26,709)	(21,379)	(6,227)	23,434
Policy charges	(26)	(45,509)	(47,715)	(90,705)	(12,274)
Contract terminations:
Surrender benefits	(10,111)	(54,435)	(61,653)	(140,959)	(1,216)
Death benefits	—	—	(18,976)	—	—
Increase (decrease) from contract transactions	7,570	1,861,471	(138,589)	(116,937)	14,196
Net assets at beginning of year	45,975	—	1,638,624	1,781,856	472,486
Net assets at end of year	$52,611	$1,823,612	$1,461,599	$1,394,509	$476,270

Accumulation unit activity
Units outstanding at beginning of year	46,035	—	769,429	552,335	407,473
Contract purchase payments	3,874	57,426	34,975	46,631	28,784
Net transfers(1)	13,701	1,931,466	(52,359)	60,214	(34,625)
Transfers for policy loans	21	(26,069)	(6,782)	(3,355)	22,865
Policy charges	(26)	(45,807)	(20,406)	(29,275)	(10,974)
Contract terminations:
Surrender benefits	(10,166)	(54,099)	(22,518)	(45,909)	(1,127)
Death benefits	—	—	(10,740)	—	—
Units outstanding at end of year	53,439	1,862,917	691,599	580,641	412,396

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(1,944)	$(1)	$3,721	$107,865	$(1,531)
Net realized gain (loss) on sales of investments	(2,286)	13	42,843	(11,915)	18,176
Distributions from capital gains	42,501	7	67,284	—	131,970
Net change in unrealized appreciation or depreciation of investments	(54,182)	(40)	(82,526)	(164,489)	(214,616)
Net increase (decrease) in net assets resulting from operations	(15,911)	(21)	31,322	(68,539)	(66,001)

Contract transactions
Contract purchase payments	25,403	—	83,793	103,149	78,805
Net transfers(1)	(24,657)	359	72,663	(103,068)	58,937
Transfers for policy loans	789	—	(3,018)	(22,320)	(20,214)
Policy charges	(10,620)	(116)	(19,763)	(71,966)	(34,741)
Contract terminations:
Surrender benefits	(8,416)	—	(108,168)	(134,995)	(29,868)
Death benefits	(14,276)	—	(866)	(565)	—
Increase (decrease) from contract transactions	(31,777)	243	24,641	(229,765)	52,919
Net assets at beginning of year	274,509	369	938,240	2,425,360	916,577
Net assets at end of year	$226,821	$591	$994,203	$2,127,056	$903,495

Accumulation unit activity
Units outstanding at beginning of year	156,829	—	581,123	1,683,417	491,182
Contract purchase payments	15,164	—	50,871	70,476	44,700
Net transfers(1)	(16,232)	370	15,286	(81,913)	19,883
Transfers for policy loans	354	—	(1,057)	(15,314)	(8,454)
Policy charges	(5,804)	(115)	(12,054)	(49,556)	(19,930)
Contract terminations:
Surrender benefits	(4,490)	—	(46,009)	(88,756)	(13,338)
Death benefits	(8,878)	—	(558)	(386)	—
Units outstanding at end of year	136,943	255	587,602	1,517,968	514,043

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$29,567	$882	$66,109	$32,143	$1,180
Net realized gain (loss) on sales of investments	(36,979)	(25)	39,626	(2,454)	4,303
Distributions from capital gains	—	255	—	—	—
Net change in unrealized appreciation or depreciation of investments	(117,887)	(1,306)	(59,016)	(59,899)	(7,587)
Net increase (decrease) in net assets resulting from operations	(125,299)	(194)	46,719	(30,210)	(2,104)

Contract transactions
Contract purchase payments	158,562	2,681	45,671	20,126	8,673
Net transfers(1)	(312,416)	9,853	232,939	(5,521)	36,981
Transfers for policy loans	1,004	—	(3,334)	(3,804)	(4,557)
Policy charges	(58,325)	(663)	(32,301)	(19,050)	(5,578)
Contract terminations:
Surrender benefits	(41,932)	(2,791)	(37,298)	(24,806)	(19,546)
Death benefits	—	—	(714)	—	(730)
Increase (decrease) from contract transactions	(253,107)	9,080	204,963	(33,055)	15,243
Net assets at beginning of year	1,477,088	14,800	824,880	535,857	246,833
Net assets at end of year	$1,098,682	$23,686	$1,076,562	$472,592	$259,972

Accumulation unit activity
Units outstanding at beginning of year	1,069,052	4,538	300,332	239,277	149,592
Contract purchase payments	118,104	2,627	15,646	8,934	5,136
Net transfers(1)	(235,982)	9,619	81,830	(2,454)	20,595
Transfers for policy loans	1,265	—	(1,109)	(1,683)	(2,328)
Policy charges	(43,103)	(649)	(10,747)	(8,347)	(3,140)
Contract terminations:
Surrender benefits	(29,519)	(745)	(12,428)	(11,102)	(11,834)
Death benefits	—	—	(235)	—	(403)
Units outstanding at end of year	879,817	15,390	373,289	224,625	157,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Multi-Cap Gro, Cl IA	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$90,324	$(16,112)	$69,710	$(62)	$(68,105)
Net realized gain (loss) on sales of investments	279,830	(3,023)	14,043	(183)	203,227
Distributions from capital gains	—	122,883	—	14	—
Net change in unrealized appreciation or depreciation of investments	(439,932)	(423,233)	(333,595)	(3,079)	(285,799)
Net increase (decrease) in net assets resulting from operations	(69,778)	(319,485)	(249,842)	(3,310)	(150,677)

Contract transactions
Contract purchase payments	371,277	119,469	145,011	2,124	1,255,193
Net transfers(1)	(107,903)	(129,032)	(82,487)	10,652	127,756
Transfers for policy loans	(97,895)	(15,423)	8,392	112	(114,446)
Policy charges	(398,056)	(100,389)	(89,283)	(117)	(264,154)
Contract terminations:
Surrender benefits	(253,672)	(106,252)	(146,234)	(53)	(226,797)
Death benefits	(2,432)	—	—	—	—
Increase (decrease) from contract transactions	(488,681)	(231,627)	(164,601)	12,718	777,552
Net assets at beginning of year	8,807,577	2,543,860	2,785,034	2,835	10,137,738
Net assets at end of year	$8,249,118	$1,992,748	$2,370,591	$12,243	$10,764,613

Accumulation unit activity
Units outstanding at beginning of year	3,554,535	925,682	1,200,030	3,173	6,858,673
Contract purchase payments	147,647	46,823	64,208	3,322	869,463
Net transfers(1)	(41,940)	(45,328)	(35,298)	14,153	94,312
Transfers for policy loans	(38,707)	(8,006)	3,288	209	(76,781)
Policy charges	(158,807)	(38,028)	(39,386)	(175)	(182,322)
Contract terminations:
Surrender benefits	(101,131)	(42,322)	(65,040)	(10)	(150,240)
Death benefits	(977)	—	—	—	—
Units outstanding at end of year	3,360,620	838,821	1,127,802	20,672	7,413,105

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(137,035)	$267,230	$(4,531)	$(7,529)	$(3,110)
Net realized gain (loss) on sales of investments	893,166	(29,499)	6,326	54,552	22,214
Distributions from capital gains	—	64,670	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,026,945)	(317,691)	(7,034)	(51,966)	(20,959)
Net increase (decrease) in net assets resulting from operations	(270,814)	(15,290)	(5,239)	(4,943)	(1,855)

Contract transactions
Contract purchase payments	1,146,743	39,241	58,730	73,860	24,166
Net transfers(1)	(408,437)	(23,284)	(15,410)	(6,759)	13,041
Transfers for policy loans	(303,320)	(13,320)	(253)	3,640	(24,169)
Policy charges	(441,694)	(28,039)	(48,536)	(65,392)	(8,539)
Contract terminations:
Surrender benefits	(528,010)	(28,696)	(6,046)	(207,485)	(9,696)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(534,718)	(54,098)	(11,515)	(202,136)	(5,197)
Net assets at beginning of year	18,507,783	775,636	556,931	1,036,502	371,533
Net assets at end of year	$17,702,251	$706,248	$540,177	$829,423	$364,481

Accumulation unit activity
Units outstanding at beginning of year	12,397,722	575,660	462,137	861,237	275,190
Contract purchase payments	761,658	28,748	48,523	60,835	18,415
Net transfers(1)	(158,148)	(14,864)	(12,883)	(8,156)	3,797
Transfers for policy loans	(224,075)	(9,813)	(215)	2,953	(15,711)
Policy charges	(297,848)	(20,773)	(40,169)	(53,983)	(6,199)
Contract terminations:
Surrender benefits	(343,173)	(20,993)	(5,018)	(169,968)	(7,559)
Death benefits	—	—	—	—	—
Units outstanding at end of year	12,136,136	537,965	452,375	692,918	267,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(173,922)	$(303,037)	$(192,615)	$(447,494)	$(19,794)
Net realized gain (loss) on sales of investments	876,607	1,712,474	671,049	2,797,981	59,664
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(993,775)	(1,889,508)	(893,696)	(3,174,352)	(66,160)
Net increase (decrease) in net assets resulting from operations	(291,090)	(480,071)	(415,262)	(823,865)	(26,290)

Contract transactions
Contract purchase payments	2,175,148	2,516,547	3,113,917	3,869,205	280,545
Net transfers(1)	(627,595)	(343,494)	1,727,817	(2,324,936)	(106,287)
Transfers for policy loans	(30,701)	(261,870)	8,568	(826,831)	(11,797)
Policy charges	(759,354)	(1,668,409)	(731,267)	(1,514,561)	(155,504)
Contract terminations:
Surrender benefits	(863,239)	(2,268,108)	(1,746,401)	(2,376,019)	(40,296)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(105,741)	(2,025,334)	2,372,634	(3,173,142)	(33,339)
Net assets at beginning of year	23,453,603	40,467,460	24,432,443	59,723,695	2,628,029
Net assets at end of year	$23,056,772	$37,962,055	$26,389,815	$55,726,688	$2,568,400

Accumulation unit activity
Units outstanding at beginning of year	17,227,496	29,433,064	17,168,365	41,127,759	2,036,480
Contract purchase payments	1,641,120	1,836,138	2,245,012	2,658,785	217,405
Net transfers(1)	(379,810)	(129,212)	1,353,043	(1,202,826)	(82,674)
Transfers for policy loans	(22,918)	(186,695)	9,432	(569,496)	(9,436)
Policy charges	(558,115)	(1,211,101)	(520,043)	(1,038,866)	(120,205)
Contract terminations:
Surrender benefits	(624,921)	(1,652,766)	(1,183,044)	(1,610,311)	(31,608)
Death benefits	—	—	—	—	—
Units outstanding at end of year	17,282,852	28,089,428	19,072,765	39,365,045	2,009,962

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(42,373)	$312	$22	$(4,702)	$(1,190)
Net realized gain (loss) on sales of investments	212,237	(3)	—	59,040	14,416
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(226,142)	(463)	(41)	(123,209)	(15,823)
Net increase (decrease) in net assets resulting from operations	(56,278)	(154)	(19)	(68,871)	(2,597)

Contract transactions
Contract purchase payments	423,585	236	—	39,500	13,737
Net transfers(1)	(25,359)	13,502	829	(19,031)	47,338
Transfers for policy loans	(41,331)	33	—	(6,618)	2,606
Policy charges	(360,268)	(233)	(14)	(18,203)	(4,200)
Contract terminations:
Surrender benefits	(238,489)	(74)	—	(6,440)	(2,435)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(241,862)	13,464	815	(10,792)	57,046
Net assets at beginning of year	5,324,087	372	373	688,350	134,281
Net assets at end of year	$5,025,947	$13,682	$1,169	$608,687	$188,730

Accumulation unit activity
Units outstanding at beginning of year	4,126,213	—	—	264,851	63,986
Contract purchase payments	327,877	237	—	15,629	6,778
Net transfers(1)	177	13,654	845	(6,978)	21,290
Transfers for policy loans	(32,674)	33	—	(2,754)	727
Policy charges	(279,037)	(235)	(14)	(7,553)	(1,979)
Contract terminations:
Surrender benefits	(180,457)	—	—	(2,485)	(1,266)
Death benefits	—	—	—	—	—
Units outstanding at end of year	3,962,099	13,689	831	260,710	89,536

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$36,570	$(41,129)	$36,915	$(5,672)	$(5,387)
Net realized gain (loss) on sales of investments	(46,059)	139,221	12,408	71,763	41,083
Distributions from capital gains	446,329	985,944	—	98,478	95,872
Net change in unrealized appreciation or depreciation of investments	(466,199)	(1,148,121)	(37,581)	(200,197)	(161,025)
Net increase (decrease) in net assets resulting from operations	(29,359)	(64,085)	11,742	(35,628)	(29,457)

Contract transactions
Contract purchase payments	324,773	308,978	65,302	67,761	41,961
Net transfers(1)	(104,826)	(196,131)	44,509	(16,924)	47,741
Transfers for policy loans	(66,526)	(65,452)	(11,682)	(14,044)	(4,032)
Policy charges	(158,767)	(201,584)	(33,207)	(27,653)	(24,372)
Contract terminations:
Surrender benefits	(167,695)	(139,118)	(61,524)	(28,596)	(30,817)
Death benefits	—	(2,116)	—	—	(15,151)
Increase (decrease) from contract transactions	(173,041)	(295,423)	3,398	(19,456)	15,330
Net assets at beginning of year	5,157,724	6,022,385	1,057,889	955,816	789,501
Net assets at end of year	$4,955,324	$5,662,877	$1,073,029	$900,732	$775,374

Accumulation unit activity
Units outstanding at beginning of year	2,170,230	2,074,667	650,356	351,663	326,015
Contract purchase payments	138,979	105,480	37,382	28,536	16,134
Net transfers(1)	41,348	55,833	24,669	(845)	45,842
Transfers for policy loans	(25,119)	(22,289)	(7,229)	(5,125)	(1,056)
Policy charges	(66,277)	(69,570)	(19,144)	(10,685)	(8,957)
Contract terminations:
Surrender benefits	(69,681)	(43,564)	(33,213)	(10,371)	(9,599)
Death benefits	—	(629)	—	—	(4,900)
Units outstanding at end of year	2,189,480	2,099,928	652,821	353,173	363,479

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2016, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
ET VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate VIP Fund – Class 2)
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2 (previoulsy FTVIPT Franklin Income VIP Fund – Class 2)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Franklin Mutual Shares VIP Fund – Class 2)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	59

Division	Fund
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value VIP Fund – Class 2)
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond VIP Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Res, Serv	Janus Aspen Series Research Portfolio: Service Shares (previously Janus Aspen Series Janus Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(1),(4)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (previously Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares)
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (previously Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S))
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)(2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)(3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2

60	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Division	Fund
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2

(1)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(2)	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
(3)	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
(4)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the policy.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2016.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2017. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	61

The disclosure requirements are effective for annual periods beginning after Dec. 15, 2015 and interim periods within those fiscal years. The Account adopted the standard on Jan. 1, 2016. There was no impact of the standard to the Account’s financial condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

For V2D policies, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered throughV2D policies.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2016 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$2
AB VPS Gro & Inc, Cl B	375,572
AB VPS Intl Val, Cl B	497,297
AB VPS Lg Cap Gro, Cl B	121,731
ALPS Alerian Engy Infr, Class III	242,684
AC VP Intl, Cl I	46,786
AC VP Val, Cl I	297,503
BlackRock Global Alloc, Cl III	270,830
Calvert VP SRI Bal, Cl I	45,122
Col VP Bal, Cl 3	1,378,989
Col VP Disciplined Core, Cl 3	374,218

Division	Purchases
Col VP Divd Opp, Cl 3	$1,014,745
Col VP Emer Mkts, Cl 3	387,273
Col VP Global Bond, Cl 3	260,992
Col VP Govt Money Mkt, Cl 3	1,230,769
Col VP Hi Yield Bond, Cl 3	593,589
Col VP Inc Opp, Cl 3	693,363
Col VP Inter Bond, Cl 3	1,271,426
Col VP Lg Cap Gro, Cl 3	267,025
Col VP Lg Cap Index, Cl 3	2,506,668
Col VP Limited Duration Cr, Cl 2	195,788
Col VP Man Vol Conserv, Cl 2	76,674

62	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Division	Purchases
Col VP Man Vol Conserv Gro, Cl 2	$50,611
Col VP Man Vol Gro, Cl 2	46,610
Col VP Man Vol Mod Gro, Cl 2	127,146
Col VP Mid Cap Gro, Cl 3	95,072
Col VP Mid Cap Val, Cl 3	145,870
Col VP Select Intl Eq, Cl 3	286,328
Col VP Select Lg Cap Val, Cl 3	61,769
Col VP Select Sm Cap Val, Cl 3	172,441
Col VP US Govt Mtge, Cl 3	259,365
CS Commodity Return	50,497
Deutsche Alt Asset Alloc VIP, Cl B	44,692
ET VT Floating-Rate Inc, Init Cl	260,126
Fid VIP Contrafund, Serv Cl 2	618,363
Fid VIP Gro & Inc, Serv Cl	412,157
Fid VIP Mid Cap, Serv Cl	534,301
Fid VIP Overseas, Serv Cl	149,130
Frank Global Real Est, Cl 2	330,699
Frank Inc, Cl 2	62,915
Frank Mutual Shares, Cl 2	352,202
Frank Sm Cap Val, Cl 2	567,329
Temp Global Bond, Cl 2	80,782
GS VIT Mid Cap Val, Inst	569,380
GS VIT Multi-Strategy Alt, Advisor	45,747
GS VIT Sm Cap Eq Insights, Inst	37,359
GS VIT U.S. Eq Insights, Inst	278,411
Invesco VI Am Fran, Ser I	56,871
Invesco VI Bal Risk Alloc, Ser II	81,392
Invesco VI Comstock, Ser II	44,665
Invesco VI Core Eq, Ser I	927,467
Invesco VI Div Divd, Ser I	594,432
Invesco VI Intl Gro, Ser II	183,549
Invesco VI Mid Cap Gro, Ser I	449,574
Invesco VI Tech, Ser I	86,465
Ivy VIP Asset Strategy	206,120
Janus Aspen Enterprise, Serv	85,420
Janus Aspen Global Tech, Serv	146,550
Janus Aspen Res, Serv	77,260
Janus Aspen Overseas, Serv	395,653
Lazard Ret Global Dyn MA, Serv	30,532

Division	Purchases
MFS Mass Inv Gro Stock, Serv Cl	$436,731
MFS New Dis, Serv Cl	168,908
MFS Utilities, Serv Cl	264,401
MS VIF Global Real Est, Cl II	69,613
MS VIF Mid Cap Gro, Cl II	26,532
NB AMT US Eq Index PW Strat, Cl S	11,279
Oppen Global VA, Serv	251,945
Oppen Global Strategic Inc VA, Srv	287,122
Oppen Main St Sm Cap VA, Serv	274,965
PIMCO VIT All Asset, Advisor Cl	155,146
PIMCO VIT Tot Return, Advisor Cl	178,247
Put VT Global Hlth Care, Cl IB	261,129
Put VT Hi Yield, Cl IB	61,988
Put VT Intl Eq, Cl IB	52,650
Put VT Multi-Cap Gro, Cl IA	1,289,850
Royce Micro-Cap, Invest Cl	84,284
Third Ave Val	101,241
VanEck VIP Global Gold, Cl S	77,300
VP Aggr, Cl 2	2,672,152
VP Aggr, Cl 4	1,504,250
VP BR Gl Infl Prot Sec, Cl 3	132,946
VP Conserv, Cl 2	212,649
VP Conserv, Cl 4	365,974
VP MFS Blended Res Core Eq, Cl 3	58,154
VP Mod, Cl 2	2,623,213
VP Mod, Cl 4	3,374,846
VP Mod Aggr, Cl 2	4,729,929
VP Mod Aggr, Cl 4	3,675,455
VP Mod Conserv, Cl 2	563,181
VP Mod Conserv, Cl 4	788,193
VP Multi-Mgr Div Inc, Cl 2	1,782
VP Multi-Mgr Int Rate Adapt, Cl 2	4,802
VP Ptnrs Sm Cap Val, Cl 3	71,969
VP Vty Sycamore Estb Val, Cl 3	166,533
Wanger Intl	925,130
Wanger USA	1,970,870
WF VT Intl Eq, Cl 2	247,926
WF VT Opp, Cl 2	247,841
WF VT Sm Cap Gro, Cl 2	277,202

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.10	$—	$—	$1.74	$1.06
0.20%	1.02	—	—	—	0.85
0.30%	1.02	1.32	1.05	1.47	0.85
0.45%	1.02	2.82	1.68	3.06	0.85
0.90%	1.00	2.36	1.51	1.77	0.84

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$1.21	$—	$1.44
0.20%	—	—	1.01	—	—
0.30%	—	—	1.01	1.21	1.25
0.45%	1.90	2.85	1.01	2.20	2.42
0.90%	1.15	3.17	1.00	1.53	1.66

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	63

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.36	1.28	0.98	0.91	0.99
0.45%	3.15	2.64	1.96	1.13	0.97
0.90%	1.39	2.63	2.73	1.64	1.05

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$1.65
0.20%	—	—	—	—	—
0.30%	1.17	1.16	1.10	1.37	1.38
0.45%	2.40	2.15	1.47	3.12	3.00
0.90%	2.59	1.88	1.74	1.10	1.81

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.00%	$1.04	$1.03	$1.03	$1.01	$1.02
0.20%	0.97	1.03	1.02	1.01	1.02
0.30%	0.97	1.02	1.02	1.00	1.01
0.45%	0.97	1.02	1.01	1.00	1.01
0.90%	0.96	1.01	1.00	0.99	1.00

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.24	1.30	0.99	1.35	1.29
0.45%	3.04	3.27	1.79	3.31	3.50
0.90%	2.19	1.79	0.91	1.88	2.62

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.00%	$—	$—	$1.03	$—	$1.57
0.20%	—	—	0.96	—	—
0.30%	1.10	0.69	0.96	1.09	1.31
0.45%	1.16	0.76	0.95	1.78	2.97
0.90%	1.31	0.51	0.94	1.29	1.62

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
0.00%	$—	$—	$—	$—	$1.17
0.20%	—	—	—	—	1.02
0.30%	—	—	—	1.15	1.01
0.45%	3.10	3.00	1.85	2.30	1.01
0.90%	1.97	3.69	1.32	2.37	1.00

64	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Subaccount	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.00%	$1.51	$1.76	$1.02	$—	$0.93
0.20%	—	—	0.97	—	0.92
0.30%	1.26	1.34	0.97	1.24	0.92
0.45%	2.46	3.38	0.97	2.96	0.92
0.90%	2.29	4.09	0.95	3.93	0.91

Subaccount	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	$—	$—	$—	$1.13	$—
0.20%	—	—	—	1.07	—
0.30%	—	1.41	—	1.07	1.28
0.45%	3.61	3.04	1.56	1.06	3.05
0.90%	2.81	1.81	1.53	1.05	1.52

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	—	1.39	1.06	1.22	1.29
0.45%	2.42	1.85	1.95	1.45	3.02
0.90%	2.93	1.80	1.06	1.42	2.19

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv
0.00%	$0.92	$—	$—	$1.55	$—
0.20%	0.86	—	—	—	—
0.30%	0.86	—	1.46	1.30	0.82
0.45%	0.85	3.70	3.80	2.72	1.49
0.90%	0.84	1.62	1.23	1.55	1.28

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.00%	$1.13	$—	$—	$1.27	$—
0.20%	1.02	—	—	—	—
0.30%	1.02	1.04	1.10	1.10	1.14
0.45%	1.01	1.03	3.51	2.33	2.71
0.90%	1.00	1.02	1.89	3.73	1.07

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.00%	$1.22	$0.93	$1.40	$1.07	$1.79
0.20%	—	0.93	—	—	—
0.30%	0.97	0.93	1.15	1.07	1.34
0.45%	2.59	0.92	2.53	1.60	3.64
0.90%	1.34	0.91	1.48	1.46	1.88

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	65

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	$1.05	$1.07	$—	$—	$—
0.20%	—	1.04	—	—	—
0.30%	1.05	1.04	1.33	—	1.02
0.45%	1.67	1.04	2.62	2.24	1.79
0.90%	1.35	1.03	2.67	2.56	1.69

Subaccount	Put VT Multi-Cap Gro, Cl IA	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	$—	$—	$—	$0.91	$1.35
0.20%	—	—	—	0.85	—
0.30%	—	—	—	0.85	1.18
0.45%	3.00	2.47	2.22	0.85	1.62
0.90%	2.61	3.19	2.47	0.84	1.57

Subaccount	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3
0.00%	$—	$—	$1.12	$—	$—
0.20%	—	—	—	—	—
0.30%	1.18	1.13	1.09	1.09	1.31
0.45%	1.62	1.38	1.26	1.26	2.67
0.90%	1.57	1.44	1.22	1.22	1.36

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.00%	$1.23	$—	$1.28	$—	$1.17
0.20%	—	—	—	—	—
0.30%	1.13	1.13	1.15	1.15	1.11
0.45%	1.45	1.45	1.53	1.53	1.35
0.90%	1.40	1.40	1.49	1.49	1.31

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.00%	$—	$1.07	$1.04	$—	$—
0.20%	—	1.06	1.03	—	—
0.30%	1.11	1.06	1.03	1.25	1.48
0.45%	1.35	1.06	1.03	3.05	3.49
0.90%	1.31	1.05	1.01	3.00	2.17

Subaccount	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	$—	$—	$—	$1.61	$1.48
0.20%	—	—	—	—	—
0.30%	1.04	1.28	1.09	1.29	1.16
0.45%	2.34	3.33	1.72	3.21	3.33
0.90%	2.42	3.49	1.66	2.88	3.18

66	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	—	—	—	10,781	20,813
0.20%	—	—	—	—	—
0.30%	—	432,237	281,815	—	15,573
0.45%	—	296,227	873,799	31,680	160,492
0.90%	—	370,042	856,336	93,745	371,537
Total	—	1,098,506	2,011,950	136,206	568,415

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	—	—	50,162	—	8,980
0.20%	—	—	—	—	—
0.30%	—	—	—	—	5,616
0.45%	138,989	564,427	54,445	73,916	821,842
0.90%	350,234	796,581	232,193	141,361	8,433,339
Total	489,223	1,361,008	336,800	215,277	9,269,777

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	58,585	714,033	167,429	246,790	79,214
0.45%	988,877	1,738,770	475,503	593,018	1,561,215
0.90%	14,530,698	2,333,706	458,649	507,037	1,357,008
Total	15,578,160	4,786,509	1,101,581	1,346,845	2,997,437

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	—	—	—	—	211,192
0.20%	—	—	—	—	—
0.30%	479,264	91,694	615,355	67,965	564,773
0.45%	493,678	124,344	1,965,047	265,163	917,465
0.90%	535,046	424,240	2,491,388	1,118,109	2,216,093
Total	1,507,988	640,278	5,071,790	1,451,237	3,909,523

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.00%	34,943	—	4,343	129,084	251,141
0.20%	—	—	—	—	—
0.30%	153,938	—	—	—	—
0.45%	72,714	25,090	—	—	187,350
0.90%	127,923	10,935	57,795	1,174,747	176,439
Total	389,518	36,025	62,138	1,303,831	614,930

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	67

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	54,469	60,134	39,293	20,784	20,091
0.45%	99,556	52,682	301,695	71,763	197,937
0.90%	92,930	256,134	5,256,755	103,277	165,283
Total	246,955	368,950	5,597,743	195,824	383,311

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.00%	—	—	73,820	—	142,939
0.20%	—	—	—	—	—
0.30%	207,552	18,660	—	2,152	101,200
0.45%	645,065	132,485	10,998	221,759	303,465
0.90%	505,367	444,524	37,744	535,874	1,572,861
Total	1,357,984	595,669	122,562	759,785	2,120,465

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
0.00%	—	—	—	—	1,265
0.20%	—	—	—	—	—
0.30%	—	—	—	194,489	5,618
0.45%	671,961	874,440	289,372	550,329	6,780
0.90%	931,455	890,427	516,992	387,731	135,032
Total	1,603,416	1,764,867	806,364	1,132,549	148,695

Subaccount	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.00%	8,962	7,462	892	—	72
0.20%	—	—	—	—	—
0.30%	92,256	171,726	—	314,523	—
0.45%	246,625	369,055	9,946	921,979	15,498
0.90%	426,783	251,563	109,458	718,397	45,919
Total	774,626	799,806	120,296	1,954,899	61,489

Subaccount	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	—	—	—	20,745	—
0.20%	—	—	—	—	—
0.30%	—	89,580	—	14,319	681
0.45%	61,760	439,997	174,424	18,259	24,654
0.90%	71,320	503,804	124,988	87,757	131,034
Total	133,080	1,033,381	299,412	141,080	156,369

68	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	22,102	26,581	37,311	12,543
0.45%	381,603	270,332	264,461	247,412	35,127
0.90%	3,148,270	415,561	605,087	166,762	124,548
Total	3,529,873	707,995	896,129	451,485	172,218

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv
0.00%	21,049	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	—	59,723	6,141	238,804
0.45%	23,747	104,256	116,849	36,276	571,335
0.90%	54,272	90,192	489,739	212,792	652,099
Total	99,068	194,448	666,311	255,209	1,462,238

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.00%	—	—	—	51,386	—
0.20%	—	—	—	—	—
0.30%	—	103,942	71,831	89,880	13,129
0.45%	2,709	945,108	193,348	188,144	27,012
0.90%	66,314	827,583	357,441	219,658	277,885
Total	69,023	1,876,633	622,620	549,068	318,026

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.00%	7,533	1,769	30,067	4,758	59,920
0.20%	—	—	—	—	—
0.30%	—	—	42,710	76,814	54,223
0.45%	17,344	7,249	139,012	404,827	60,038
0.90%	107,408	—	427,368	930,198	409,682
Total	132,285	9,018	639,157	1,416,597	583,863

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	5,072	2,337	—	—	—
0.20%	—	—	—	—	—
0.30%	22,407	—	16,834	—	23,049
0.45%	145,254	71,372	129,598	102,227	52,559
0.90%	552,602	46,296	189,909	115,628	71,988
Total	725,335	120,005	336,341	217,855	147,596

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	69

Subaccount	Put VT Multi-Cap Gro, Cl IA	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	—	—	—	389	2,459,339
0.20%	—	—	—	—	—
0.30%	—	—	—	—	409,516
0.45%	257,825	395,553	528,696	50,416	1,326,156
0.90%	2,852,312	377,447	430,543	36,346	3,963,044
Total	3,110,137	773,000	959,239	87,151	8,158,055

Subaccount	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	1,633,995	57,463	—	—	1,738
0.45%	2,953,639	159,122	89,943	297,312	38,133
0.90%	7,270,715	359,507	365,777	483,518	210,538
Total	11,858,349	576,092	455,720	780,830	250,409

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.00%	826,147	—	3,056,092	—	23,069
0.20%	—	—	—	—	—
0.30%	1,217,321	2,297,189	1,362,910	2,713,195	42,416
0.45%	4,461,335	7,765,149	3,391,966	11,239,573	744,483
0.90%	10,306,954	17,408,483	11,681,687	23,064,500	1,182,679
Total	16,811,757	27,470,821	19,492,655	37,017,268	1,992,647

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	260,305	—	—	24,618	6,238
0.45%	920,797	11,918	4,460	130,793	34,553
0.90%	2,684,329	1,726	870	100,575	101,644
Total	3,865,431	13,644	5,330	255,986	142,435

Subaccount	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	—	—	—	50,051	16,014
0.20%	—	—	—	—	—
0.30%	320,777	385,138	25,650	26,581	164,924
0.45%	694,033	881,775	291,229	120,716	90,641
0.90%	987,562	664,588	320,981	175,615	83,744
Total	2,002,372	1,931,501	637,860	372,963	355,323

The following is a summary of net assets at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$81	$—	$—	$18,744	$21,977
0.20%	76	—	—	—	124
0.30%	76	570,761	295,911	226	13,238
0.45%	75	835,227	1,469,170	96,810	135,926
0.90%	75	871,840	1,295,487	165,733	311,088
Total	$383	$2,277,828	$3,060,568	$281,513	$482,353

70	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$60,549	$—	$12,934
0.20%	—	—	76	—	—
0.30%	—	—	75	94	7,059
0.45%	263,799	1,608,994	54,901	162,175	1,991,742
0.90%	403,165	2,529,060	231,472	215,995	13,971,846
Total	$666,964	$4,138,054	$347,073	$378,264	$15,983,581

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	79,868	910,824	163,753	225,430	78,433
0.45%	3,112,232	4,595,702	934,105	669,681	1,509,160
0.90%	20,229,118	6,136,139	1,250,850	831,240	1,430,534
Total	$23,421,218	$11,642,665	$2,348,708	$1,726,351	$3,018,127

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$349,108
0.20%	—	—	—	—	—
0.30%	558,602	106,520	675,180	93,366	776,521
0.45%	1,186,233	267,607	2,889,742	827,901	2,747,803
0.90%	1,385,054	796,546	4,346,896	1,229,097	4,003,763
Total	$3,129,889	$1,170,673	$7,911,818	$2,150,364	$7,877,195

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.00%	$36,516	$10	$4,466	$130,542	$256,738
0.20%	76	10	10	10	10
0.30%	149,415	10	10	10	10
0.45%	70,318	25,618	10	10	189,355
0.90%	122,279	11,039	57,953	1,161,168	176,292
Total	$378,604	$36,687	$62,449	$1,291,740	$622,405

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	67,724	78,278	38,754	28,066	25,936
0.45%	302,463	172,177	541,029	237,674	692,639
0.90%	203,609	457,987	4,762,965	193,742	433,614
Total	$573,796	$708,442	$5,342,748	$459,482	$1,152,189

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	71

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.00%	$—	$—	$75,835	$—	$223,749
0.20%	—	—	71	—	—
0.30%	227,642	12,841	71	4,510	133,013
0.45%	747,795	101,341	10,502	395,148	902,145
0.90%	662,824	227,243	35,634	690,074	2,543,556
Total	$1,638,261	$341,425	$122,113	$1,089,732	$3,802,463

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
0.00%	$—	$—	$—	$—	$1,560
0.20%	—	—	—	—	76
0.30%	—	—	—	224,355	5,767
0.45%	2,079,963	2,626,003	534,039	1,264,524	6,919
0.90%	1,832,479	3,290,138	680,808	919,584	134,738
Total	$3,912,442	$5,916,141	$1,214,847	$2,408,463	$149,060

Subaccount	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.00%	$13,522	$13,233	$913	$—	$136
0.20%	—	—	73	—	69
0.30%	116,050	230,748	72	391,071	69
0.45%	606,075	1,248,475	9,601	2,728,440	14,272
0.90%	976,206	1,029,971	104,459	2,824,172	41,601
Total	$1,711,853	$2,522,427	$115,118	$5,943,683	$56,147

Subaccount	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	$—	$—	$—	$23,455	$—
0.20%	—	—	—	79	—
0.30%	—	126,220	—	15,334	974
0.45%	222,816	1,336,660	271,752	19,375	75,144
0.90%	200,357	912,208	190,673	92,062	199,082
Total	$423,173	$2,375,088	$462,425	$150,305	$275,200

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	—	30,842	28,209	45,338	16,129
0.45%	924,719	500,349	514,439	359,275	105,912
0.90%	9,239,460	749,750	644,117	236,899	273,327
Total	$10,164,179	$1,280,941	$1,186,765	$641,512	$395,368

72	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv
0.00%	$19,395	$—	$—	$158	$—
0.20%	64	—	—	—	—
0.30%	63	—	87,386	8,006	196,638
0.45%	20,232	385,622	443,839	98,512	850,203
0.90%	45,715	146,528	601,645	328,550	833,947
Total	$85,469	$532,150	$1,132,870	$435,226	$1,880,788

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.00%	$83	$—	$—	$65,419	$—
0.20%	76	—	—	—	—
0.30%	75	107,651	79,122	99,062	15,008
0.45%	2,821	976,252	678,550	439,075	73,109
0.90%	66,459	848,101	677,335	818,577	297,198
Total	$69,514	$1,932,004	$1,435,007	$1,422,133	$385,315

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.00%	$9,220	$1,724	$42,206	$5,189	$107,352
0.20%	—	69	—	—	—
0.30%	63	69	49,300	81,936	72,598
0.45%	44,975	6,769	352,331	646,777	218,740
0.90%	143,643	68	630,773	1,360,051	769,246
Total	$197,901	$8,699	$1,074,610	$2,093,953	$1,167,936

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	$5,406	$4,631	$—	$—	$—
0.20%	—	2,070	—	—	—
0.30%	23,427	2,064	22,425	—	23,581
0.45%	242,023	76,089	339,530	229,242	93,864
0.90%	746,484	47,457	506,457	296,287	121,777
Total	$1,017,340	$132,311	$868,412	$525,529	$239,222

Subaccount	Put VT Multi-Cap Gro, Cl IA	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	$—	$—	$—	$423	$3,320,318
0.20%	—	—	—	114	—
0.30%	—	—	—	114	482,739
0.45%	773,501	977,811	1,174,819	42,892	2,144,084
0.90%	7,430,319	1,204,707	1,064,848	30,488	6,214,387
Total	$8,203,820	$2,182,518	$2,239,667	$74,031	$12,161,528

Subaccount	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3
0.00%	$—	$—	$11	$—	$—
0.20%	—	—	—	—	—
0.30%	1,926,790	65,069	11	11	2,304
0.45%	4,784,422	220,223	112,942	373,350	101,789
0.90%	11,421,493	518,968	445,444	589,043	285,898
Total	$18,132,705	$804,260	$558,408	$962,404	$389,991

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	73

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.00%	$1,013,109	$—	$3,926,340	$—	$26,995
0.20%	—	—	—	—	—
0.30%	1,375,798	2,595,800	1,569,764	3,124,399	47,080
0.45%	6,451,417	11,244,526	5,198,225	17,246,303	1,003,543
0.90%	14,454,328	24,446,892	17,360,855	34,321,784	1,546,495
Total	$23,294,652	$38,287,218	$28,055,184	$54,692,486	$2,624,113

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.00%	$—	$80	$78	$—	$—
0.20%	—	80	77	—	—
0.30%	289,021	79	77	30,800	9,240
0.45%	1,243,802	12,604	4,657	398,920	120,658
0.90%	3,517,034	1,884	961	301,392	220,274
Total	$5,049,857	$14,727	$5,850	$731,112	$350,172

Subaccount	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	$—	$—	$—	$80,566	$23,737
0.20%	—	—	—	—	—
0.30%	334,441	494,277	27,990	34,522	192,096
0.45%	1,624,015	2,937,847	500,678	387,724	302,050
0.90%	2,387,253	2,318,412	532,676	505,642	266,103
Total	$4,345,709	$5,750,536	$1,061,344	$1,008,454	$783,986

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2016	—	$1.10	to	$1.00	$0	0.59%	0.00%	to	0.90%	3.38%		to	2.44%
2015	—	$1.06	to	$0.98	$0	0.64%	0.00%	to	0.90%	(1.30%)		to	(2.20%)
2014	—	$1.08	to	$1.00	$0	0.62%	0.00%	to	0.90%	4.20%		to	(0.43	%)(9)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(8)	to	1.30	%(8)
AB VPS Gro & Inc, Cl B
2016	1,099	$1.32	to	$2.36	$2,278	0.84%	0.30%	to	0.90%	10.74%		to	10.08%
2015	1,232	$1.19	to	$2.14	$2,361	1.20%	0.30%	to	0.90%	1.12%		to	0.52%
2014	1,103	$1.18	to	$2.13	$2,286	1.14%	0.30%	to	0.90%	8.96%		to	8.31%
2013	1,008	$1.08	to	$1.97	$1,983	1.07%	0.30%	to	0.90%	12.03	%(7)	to	33.39%
2012	788	$1.73	to	$1.47	$1,161	1.27%	0.45%	to	0.90%	16.72%		to	16.19%
AB VPS Intl Val, Cl B
2016	2,012	$1.05	to	$1.51	$3,061	1.11%	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2015	2,089	$1.06	to	$1.54	$3,229	2.27%	0.30%	to	0.90%	2.09%		to	1.48%
2014	2,062	$1.04	to	$1.52	$3,164	3.34%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	2,127	$1.12	to	$1.64	$3,526	5.94%	0.30%	to	0.90%	11.20	%(7)	to	21.63%
2012	2,268	$1.47	to	$1.35	$3,069	1.41%	0.45%	to	0.90%	13.68%		to	13.17%
AB VPS Lg Cap Gro, Cl B
2016	136	$1.74	to	$1.77	$282	—	0.00%	to	0.90%	2.35%		to	1.44%
2015	155	$1.70	to	$1.74	$311	—	0.00%	to	0.90%	10.85%		to	9.86%
2014	75	$1.53	to	$1.59	$137	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	92	$1.35	to	$1.41	$152	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	85	$0.98	to	$1.04	$106	0.03%	0.00%	to	0.90%	2.15	%(6)	to	15.08%

74	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2016	568	$1.06	to	$0.84	$482	2.51%	0.00%	to	0.90%	40.79%		to	39.54%
2015	373	$0.75	to	$0.60	$227	0.96%	0.00%	to	0.90%	(37.92%)		to	(38.48%)
2014	144	$1.21	to	$0.98	$141	0.47%	0.00%	to	0.90%	11.91%		to	(5.82	%)(9)
2013	0	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	3.37	%(8)	to	3.37	%(8)
AC VP Intl, Cl I
2016	489	$1.90	to	$1.15	$667	1.09%	0.45%	to	0.90%	(5.92%)		to	(6.34%)
2015	545	$2.02	to	$1.23	$792	0.38%	0.45%	to	0.90%	0.31%		to	(0.14%)
2014	594	$2.01	to	$1.23	$868	1.69%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	642	$2.14	to	$1.31	$1,012	1.69%	0.45%	to	0.90%	21.86%		to	21.31%
2012	705	$1.76	to	$1.08	$883	0.83%	0.45%	to	0.90%	20.62%		to	20.07%
AC VP Val, Cl I
2016	1,361	$2.85	to	$3.17	$4,138	1.75%	0.45%	to	0.90%	19.94%		to	19.40%
2015	1,469	$2.38	to	$2.66	$3,740	2.14%	0.45%	to	0.90%	(4.32%)		to	(4.75%)
2014	1,587	$2.48	to	$2.79	$4,233	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	1,675	$2.21	to	$2.49	$3,979	1.64%	0.45%	to	0.90%	31.14%		to	30.55%
2012	1,873	$1.68	to	$1.91	$3,444	1.90%	0.45%	to	0.90%	14.06%		to	13.55%
BlackRock Global Alloc, Cl III
2016	337	$1.21	to	$1.00	$347	0.67%	0.00%	to	0.90%	3.81%		to	2.88%
2015	505	$1.16	to	$0.97	$523	1.24%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	253	$1.17	to	$0.99	$278	4.70%	0.00%	to	0.90%	1.93%		to	(2.06	%)(9)
2013	1	$1.15	to	$1.15	$1	3.42%	0.00%	to	0.00%	14.42%		to	14.42%
2012	—	$1.01	to	$1.01	$0	14.24%	0.00%	to	0.00%	2.92	%(6)	to	2.92	%(6)
Calvert VP SRI Bal, Cl I
2016	215	$1.21	to	$1.53	$378	1.78%	0.30%	to	0.90%	7.54%		to	6.89%
2015	253	$1.13	to	$1.43	$409	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	287	$1.16	to	$1.47	$466	1.64%	0.30%	to	0.90%	9.34%		to	8.68%
2013	279	$1.06	to	$1.36	$415	1.10%	0.30%	to	0.90%	8.59	%(7)	to	16.95%
2012	265	$1.64	to	$1.16	$331	1.15%	0.45%	to	0.90%	10.01%		to	9.52%
Col VP Bal, Cl 3
2016	9,270	$1.44	to	$1.66	$15,984	—	0.00%	to	0.90%	6.41%		to	5.45%
2015	9,546	$1.35	to	$1.57	$15,448	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	9,998	$1.33	to	$1.56	$16,006	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	10,474	$1.21	to	$1.43	$15,301	—	0.00%	to	0.90%	21.45%		to	20.35%
2012	11,357	$0.99	to	$1.19	$13,722	—	0.00%	to	0.90%	2.47	%(6)	to	13.23%
Col VP Disciplined Core, Cl 3
2016	15,578	$1.36	to	$1.39	$23,421	—	0.30%	to	0.90%	7.61%		to	6.96%
2015	17,119	$1.27	to	$1.30	$24,113	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	18,336	$1.26	to	$1.30	$25,704	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	20,031	$1.10	to	$1.14	$24,384	—	0.30%	to	0.90%	13.84	%(7)	to	32.45%
2012	21,881	$1.91	to	$0.86	$19,823	—	0.45%	to	0.90%	13.36%		to	12.84%
Col VP Divd Opp, Cl 3
2016	4,787	$1.28	to	$2.63	$11,643	—	0.30%	to	0.90%	13.18%		to	12.50%
2015	5,165	$1.13	to	$2.34	$11,356	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	5,647	$1.16	to	$2.43	$13,274	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	5,911	$1.06	to	$2.23	$13,074	—	0.30%	to	0.90%	9.93	%(7)	to	25.58%
2012	6,399	$1.75	to	$1.77	$11,331	—	0.45%	to	0.90%	13.48%		to	12.96%
Col VP Emer Mkts, Cl 3
2016	1,102	$0.98	to	$2.73	$2,349	0.10%	0.30%	to	0.90%	4.66%		to	4.03%
2015	1,125	$0.93	to	$2.62	$2,387	0.13%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	1,076	$1.03	to	$2.91	$2,692	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	1,048	$1.06	to	$3.00	$2,881	0.58%	0.30%	to	0.90%	7.75	%(7)	to	(2.68%)
2012	1,038	$2.18	to	$3.08	$3,012	0.40%	0.45%	to	0.90%	20.05%		to	19.50%
Col VP Global Bond, Cl 3
2016	1,347	$0.91	to	$1.64	$1,726	—	0.30%	to	0.90%	(1.52%)		to	(2.11%)
2015	1,358	$0.93	to	$1.67	$1,824	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	1,326	$0.99	to	$1.80	$2,083	—	0.30%	to	0.90%	0.50%		to	(0.12%)
2013	1,368	$0.99	to	$1.80	$2,290	5.66%	0.30%	to	0.90%	(0.30	%)(7)	to	(8.54%)
2012	1,514	$1.33	to	$1.97	$2,826	2.65%	0.45%	to	0.90%	5.91%		to	5.42%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	75

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 3
2016	2,997	$0.99	to	$1.05	$3,018	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.87%)
2015	2,865	$0.99	to	$1.06	$2,906	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	3,025	$1.00	to	$1.07	$3,124	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	3,296	$1.00	to	$1.08	$3,449	0.01%	0.30%	to	0.90%	(0.11	%)(7)	to	(0.88%)
2012	3,463	$0.98	to	$1.09	$3,706	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.88%)
Col VP Hi Yield Bond, Cl 3
2016	1,508	$1.17	to	$2.59	$3,130	5.98%	0.30%	to	0.90%	11.39%		to	10.72%
2015	1,583	$1.05	to	$2.34	$2,978	6.06%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	1,452	$1.06	to	$2.39	$3,162	6.08%	0.30%	to	0.90%	3.31%		to	2.68%
2013	1,487	$1.03	to	$2.32	$3,347	6.54%	0.30%	to	0.90%	3.67	%(7)	to	5.11%
2012	1,621	$2.02	to	$2.21	$3,546	7.19%	0.45%	to	0.90%	15.22%		to	14.69%
Col VP Inc Opp, Cl 3
2016	640	$1.16	to	$1.88	$1,171	11.56%	0.30%	to	0.90%	10.53%		to	9.86%
2015	434	$1.05	to	$1.71	$745	9.19%	0.30%	to	0.90%	(1.32%)		to	(1.91%)
2014	469	$1.07	to	$1.74	$815	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	514	$1.03	to	$1.69	$890	13.04%	0.30%	to	0.90%	3.93	%(7)	to	4.08%
2012	585	$1.83	to	$1.63	$965	6.40%	0.45%	to	0.90%	14.29%		to	13.76%
Col VP Inter Bond, Cl 3
2016	5,072	$1.10	to	$1.74	$7,912	1.65%	0.30%	to	0.90%	4.23%		to	3.60%
2015	5,055	$1.05	to	$1.68	$7,663	1.32%	0.30%	to	0.90%	(0.13%)		to	(0.74%)
2014	5,141	$1.05	to	$1.70	$8,198	2.59%	0.30%	to	0.90%	5.01%		to	4.37%
2013	5,729	$1.00	to	$1.63	$8,927	4.39%	0.30%	to	0.90%	1.21	%(7)	to	(3.27%)
2012	6,908	$1.39	to	$1.68	$11,262	3.84%	0.45%	to	0.90%	7.09%		to	6.59%
Col VP Lg Cap Gro, Cl 3
2016	1,451	$1.37	to	$1.10	$2,150	—	0.30%	to	0.90%	0.87%		to	0.26%
2015	1,591	$1.36	to	$1.10	$2,268	—	0.30%	to	0.90%	8.68%		to	8.02%
2014	1,613	$1.25	to	$1.02	$2,075	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	1,750	$1.10	to	$0.90	$1,849	—	0.30%	to	0.90%	13.64	%(7)	to	29.09%
2012	1,970	$1.94	to	$0.70	$1,538	—	0.45%	to	0.90%	19.62%		to	19.07%
Col VP Lg Cap Index, Cl 3
2016	3,910	$1.65	to	$1.81	$7,877	—	0.00%	to	0.90%	11.51%		to	10.50%
2015	3,491	$1.48	to	$1.63	$6,424	—	0.00%	to	0.90%	0.86%		to	(0.05%)
2014	3,367	$1.47	to	$1.64	$6,328	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	3,433	$1.30	to	$1.46	$5,650	—	0.00%	to	0.90%	31.75%		to	30.56%
2012	3,867	$0.99	to	$1.12	$4,639	—	0.00%	to	0.90%	3.16	%(6)	to	14.50%
Col VP Limited Duration Cr, Cl 2
2016	390	$1.04	to	$0.96	$379	3.61%	0.00%	to	0.90%	5.28%		to	4.33%
2015	302	$0.99	to	$0.92	$281	6.93%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	33	$1.02	to	$0.95	$33	0.30%	0.00%	to	0.90%	0.31%		to	(1.92	%)(9)
2013	1	$1.01	to	$1.01	$1	1.32%	0.00%	to	0.00%	1.19%		to	1.19%
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.09	%(6)	to	0.09	%(6)
Col VP Man Vol Conserv, Cl 2
2016	36	$1.03	to	$1.01	$37	—	0.00%	to	0.90%	3.06%		to	2.13%
2015	30	$1.00	to	$0.99	$30	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	40	$1.01	to	$1.01	$41	—	0.00%	to	0.90%	0.67	%(9)	to	0.21	%(9)
Col VP Man Vol Conserv Gro, Cl 2
2016	62	$1.03	to	$1.00	$62	—	0.00%	to	0.90%	3.17%		to	2.24%
2015	31	$0.99	to	$0.98	$30	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	—	$1.01	to	$1.01	$0	—	0.00%	to	0.90%	0.55	%(9)	to	0.10	%(9)
Col VP Man Vol Gro, Cl 2
2016	1,304	$1.01	to	$0.99	$1,292	—	0.00%	to	0.90%	3.37%		to	2.44%
2015	1,364	$0.98	to	$0.96	$1,318	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	1,257	$1.01	to	$1.01	$1,266	—	0.00%	to	0.90%	0.34	%(9)	to	(0.11	%)(9)
Col VP Man Vol Mod Gro, Cl 2
2016	615	$1.02	to	$1.00	$622	—	0.00%	to	0.90%	3.42%		to	2.49%
2015	595	$0.99	to	$0.97	$584	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	150	$1.01	to	$1.01	$152	—	0.00%	to	0.90%	0.57	%(9)	to	0.12	%(9)

76	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Gro, Cl 3
2016	247	$1.24	to	$2.19	$574	—	0.30%	to	0.90%	1.86%		to	1.24%
2015	217	$1.22	to	$2.16	$533	—	0.30%	to	0.90%	5.18%		to	4.54%
2014	225	$1.16	to	$2.07	$517	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	259	$1.09	to	$1.95	$548	—	0.30%	to	0.90%	13.02	%(7)	to	29.85%
2012	310	$2.04	to	$1.50	$499	—	0.45%	to	0.90%	10.77%		to	10.26%
Col VP Mid Cap Val, Cl 3
2016	369	$1.30	to	$1.79	$708	—	0.30%	to	0.90%	13.66%		to	12.98%
2015	350	$1.15	to	$1.58	$597	—	0.30%	to	0.90%	(5.24%)		to	(5.82%)
2014	376	$1.21	to	$1.68	$688	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	494	$1.08	to	$1.51	$781	—	0.30%	to	0.90%	13.03	%(7)	to	36.50%
2012	281	$1.99	to	$1.11	$327	—	0.45%	to	0.90%	17.93%		to	17.39%
Col VP Select Intl Eq, Cl 3
2016	5,598	$0.99	to	$0.91	$5,343	1.50%	0.30%	to	0.90%	(6.38%)		to	(6.95%)
2015	6,184	$1.05	to	$0.97	$6,304	0.92%	0.30%	to	0.90%	4.72%		to	4.09%
2014	6,516	$1.01	to	$0.94	$6,318	1.76%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	6,967	$1.10	to	$1.03	$7,398	1.66%	0.30%	to	0.90%	10.96	%(7)	to	21.06%
2012	7,794	$1.66	to	$0.85	$6,774	1.56%	0.45%	to	0.90%	17.18%		to	16.64%
Col VP Select Lg Cap Val, Cl 3
2016	196	$1.35	to	$1.88	$459	—	0.30%	to	0.90%	19.46%		to	18.74%
2015	198	$1.13	to	$1.58	$393	—	0.30%	to	0.90%	(5.31%)		to	(5.88%)
2014	216	$1.19	to	$1.68	$455	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	177	$1.07	to	$1.52	$351	—	0.30%	to	0.90%	12.32	%(7)	to	36.55%
2012	109	$1.93	to	$1.11	$146	—	0.45%	to	0.90%	17.95%		to	17.41%
Col VP Select Sm Cap Val, Cl 3
2016	383	$1.29	to	$2.62	$1,152	—	0.30%	to	0.90%	13.49%		to	12.81%
2015	419	$1.14	to	$2.32	$1,098	—	0.30%	to	0.90%	(3.52%)		to	(4.10%)
2014	453	$1.18	to	$2.42	$1,227	—	0.30%	to	0.90%	5.66%		to	5.03%
2013	475	$1.12	to	$2.31	$1,197	—	0.30%	to	0.90%	15.96	%(7)	to	47.05%
2012	489	$2.06	to	$1.57	$799	—	0.45%	to	0.90%	17.23%		to	16.70%
Col VP US Govt Mtge, Cl 3
2016	1,358	$1.10	to	$1.31	$1,638	2.77%	0.30%	to	0.90%	2.27%		to	1.66%
2015	1,431	$1.07	to	$1.29	$1,705	2.84%	0.30%	to	0.90%	0.91%		to	0.30%
2014	1,584	$1.06	to	$1.29	$1,930	1.81%	0.30%	to	0.90%	5.47%		to	4.83%
2013	1,842	$1.01	to	$1.23	$2,178	0.61%	0.30%	to	0.90%	1.68	%(7)	to	(2.84%)
2012	2,256	$1.10	to	$1.26	$2,790	0.94%	0.45%	to	0.90%	1.18%		to	0.70%
CS Commodity Return
2016	596	$0.69	to	$0.51	$341	—	0.30%	to	0.90%	11.69%		to	11.02%
2015	626	$0.62	to	$0.46	$324	—	0.30%	to	0.90%	(25.32%)		to	(25.77%)
2014	702	$0.83	to	$0.62	$483	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	751	$1.00	to	$0.75	$610	—	0.30%	to	0.90%	(3.49	%)(7)	to	(11.08%)
2012	775	$1.25	to	$0.85	$693	—	0.45%	to	0.90%	(2.53%)		to	(2.98%)
Deutsche Alt Asset Alloc VIP, Cl B
2016	123	$1.03	to	$0.94	$122	2.15%	0.00%	to	0.90%	4.99%		to	4.05%
2015	159	$0.98	to	$0.91	$149	2.21%	0.00%	to	0.90%	(6.54%)		to	(7.38%)
2014	45	$1.05	to	$0.98	$45	0.49%	0.00%	to	0.90%	3.24%		to	(2.90	%)(9)
2013	4	$1.01	to	$1.01	$4	0.33%	0.00%	to	0.00%	0.75%		to	0.75%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	1.61	%(6)	to	1.61	%(6)
ET VT Floating-Rate Inc, Init Cl
2016	760	$1.09	to	$1.29	$1,090	3.49%	0.30%	to	0.90%	8.62%		to	7.97%
2015	781	$1.00	to	$1.19	$1,032	3.33%	0.30%	to	0.90%	(1.28%)		to	(1.88%)
2014	861	$1.01	to	$1.22	$1,133	3.15%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	964	$1.01	to	$1.22	$1,254	3.49%	0.30%	to	0.90%	1.14	%(7)	to	2.92%
2012	826	$1.61	to	$1.19	$1,031	4.19%	0.45%	to	0.90%	6.84%		to	6.36%
Fid VIP Contrafund, Serv Cl 2
2016	2,120	$1.57	to	$1.62	$3,802	0.59%	0.00%	to	0.90%	7.73%		to	6.77%
2015	2,431	$1.45	to	$1.51	$4,110	0.81%	0.00%	to	0.90%	0.42%		to	(0.48%)
2014	2,452	$1.45	to	$1.52	$4,138	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	2,519	$1.30	to	$1.38	$3,742	0.86%	0.00%	to	0.90%	30.95%		to	29.78%
2012	2,535	$0.99	to	$1.06	$2,868	1.12%	0.00%	to	0.90%	3.00	%(6)	to	15.10%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	77

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Gro & Inc, Serv Cl
2016	1,603	$3.10	to	$1.97	$3,912	1.61%	0.45%	to	0.90%	15.43%		to	14.91%
2015	1,850	$2.68	to	$1.71	$3,900	1.98%	0.45%	to	0.90%	(2.79%)		to	(3.23%)
2014	1,970	$2.76	to	$1.77	$4,280	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	2,176	$2.51	to	$1.62	$4,278	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	2,588	$1.89	to	$1.22	$3,606	2.01%	0.45%	to	0.90%	17.87%		to	17.34%
Fid VIP Mid Cap, Serv Cl
2016	1,765	$3.00	to	$3.69	$5,916	0.41%	0.45%	to	0.90%	11.61%		to	11.11%
2015	2,037	$2.69	to	$3.33	$6,143	0.39%	0.45%	to	0.90%	(1.94%)		to	(2.38%)
2014	2,206	$2.74	to	$3.41	$6,798	0.16%	0.45%	to	0.90%	5.72%		to	5.25%
2013	2,418	$2.60	to	$3.24	$7,084	0.41%	0.45%	to	0.90%	35.45%		to	34.84%
2012	2,623	$1.92	to	$2.40	$5,809	0.48%	0.45%	to	0.90%	14.23%		to	13.72%
Fid VIP Overseas, Serv Cl
2016	806	$1.85	to	$1.32	$1,215	1.36%	0.45%	to	0.90%	(5.55%)		to	(5.97%)
2015	829	$1.95	to	$1.40	$1,329	1.31%	0.45%	to	0.90%	3.03%		to	2.56%
2014	846	$1.90	to	$1.37	$1,308	1.23%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	914	$2.07	to	$1.50	$1,542	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	1,038	$1.60	to	$1.16	$1,310	1.75%	0.45%	to	0.90%	20.00%		to	19.46%
Frank Global Real Est, Cl 2
2016	1,133	$1.15	to	$2.37	$2,408	1.20%	0.30%	to	0.90%	0.24%		to	(0.36%)
2015	1,195	$1.15	to	$2.38	$2,562	3.24%	0.30%	to	0.90%	0.27%		to	(0.33%)
2014	1,223	$1.15	to	$2.39	$2,784	0.45%	0.30%	to	0.90%	14.66%		to	13.98%
2013	1,271	$1.00	to	$2.10	$2,602	4.57%	0.30%	to	0.90%	4.54	%(7)	to	1.40%
2012	1,306	$1.97	to	$2.07	$2,677	—	0.45%	to	0.90%	26.84%		to	26.27%
Frank Inc, Cl 2
2016	149	$1.17	to	$1.00	$149	4.94%	0.00%	to	0.90%	14.02%		to	13.00%
2015	97	$1.02	to	$0.88	$86	4.61%	0.00%	to	0.90%	(7.05%)		to	(7.89%)
2014	116	$1.10	to	$0.96	$112	0.02%	0.00%	to	0.90%	4.62%		to	(5.08	%)(9)
2013	—	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	2.68	%(8)	to	2.68	%(8)
Frank Mutual Shares, Cl 2
2016	775	$1.51	to	$2.29	$1,712	1.98%	0.00%	to	0.90%	16.06%		to	15.02%
2015	899	$1.30	to	$1.99	$1,729	3.02%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	919	$1.37	to	$2.11	$1,924	1.98%	0.00%	to	0.90%	7.12%		to	6.16%
2013	994	$1.28	to	$1.99	$1,964	2.13%	0.00%	to	0.90%	28.26%		to	27.11%
2012	981	$1.00	to	$1.56	$1,537	2.01%	0.00%	to	0.90%	3.61	%(6)	to	13.22%
Frank Sm Cap Val, Cl 2
2016	800	$1.76	to	$4.09	$2,522	0.81%	0.00%	to	0.90%	30.19%		to	29.02%
2015	850	$1.35	to	$3.17	$2,134	0.64%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	839	$1.46	to	$3.46	$2,540	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	817	$1.45	to	$3.47	$2,679	1.30%	0.00%	to	0.90%	36.23%		to	35.02%
2012	839	$1.06	to	$2.57	$2,088	0.78%	0.00%	to	0.90%	8.77	%(6)	to	17.32%
Temp Global Bond, Cl 2
2016	120	$1.02	to	$0.95	$115	—	0.00%	to	0.90%	2.94%		to	2.02%
2015	64	$0.99	to	$0.94	$61	8.17%	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2014	15	$1.04	to	$0.99	$16	3.97%	0.00%	to	0.90%	1.83%		to	(1.76	%)(9)
2013	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	0.38	%(8)	to	0.38	%(8)
GS VIT Mid Cap Val, Inst
2016	1,955	$1.24	to	$3.93	$5,944	1.36%	0.30%	to	0.90%	13.19%		to	12.52%
2015	2,085	$1.10	to	$3.49	$5,805	0.40%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	1,997	$1.21	to	$3.88	$6,716	0.98%	0.30%	to	0.90%	13.23%		to	12.55%
2013	2,045	$1.07	to	$3.45	$6,469	0.87%	0.30%	to	0.90%	11.69	%(7)	to	31.70%
2012	2,055	$1.93	to	$2.62	$5,070	1.15%	0.45%	to	0.90%	17.93%		to	17.40%
GS VIT Multi-Strategy Alt, Advisor
2016	61	$0.93	to	$0.91	$56	0.91%	0.00%	to	0.90%	0.27%		to	(0.62%)
2015	35	$0.92	to	$0.91	$32	2.67%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	19	$0.97	to	$0.97	$19	7.20%	0.00%	to	0.90%	(2.82	%)(9)	to	(3.26	%)(9)

78	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Sm Cap Eq Insights, Inst
2016	133	$3.61	to	$2.81	$423	1.18%	0.45%	to	0.90%	22.65%		to	22.10%
2015	147	$2.94	to	$2.30	$378	0.29%	0.45%	to	0.90%	(2.37%)		to	(2.80%)
2014	156	$3.01	to	$2.36	$411	0.77%	0.45%	to	0.90%	6.45%		to	5.97%
2013	166	$2.83	to	$2.23	$414	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	190	$2.10	to	$1.66	$344	0.95%	0.45%	to	0.90%	12.32%		to	11.82%
GS VIT U.S. Eq Insights, Inst
2016	1,033	$1.41	to	$1.81	$2,375	1.31%	0.30%	to	0.90%	10.40%		to	9.74%
2015	1,109	$1.28	to	$1.65	$2,300	1.35%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	1,220	$1.28	to	$1.67	$2,416	1.44%	0.30%	to	0.90%	16.02%		to	15.32%
2013	1,364	$1.10	to	$1.44	$2,232	1.12%	0.30%	to	0.90%	14.38	%(7)	to	36.29%
2012	1,561	$1.75	to	$1.06	$1,808	1.79%	0.45%	to	0.90%	13.94%		to	13.43%
Invesco VI Am Fran, Ser I
2016	299	$1.56	to	$1.53	$462	—	0.45%	to	0.90%	1.81%		to	1.35%
2015	349	$1.53	to	$1.51	$531	—	0.45%	to	0.90%	4.54%		to	4.07%
2014	426	$1.46	to	$1.45	$619	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	340	$1.36	to	$1.35	$460	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	401	$0.97	to	$0.97	$389	—	0.45%	to	0.90%	(2.80	%)(5)	to	(3.09	%)(5)
Invesco VI Bal Risk Alloc, Ser II
2016	141	$1.13	to	$1.05	$150	0.22%	0.00%	to	0.90%	11.51%		to	10.52%
2015	101	$1.01	to	$0.95	$98	5.03%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	12	$1.06	to	$1.00	$13	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(9)
2013	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.81	%)(8)	to	(0.81	%)(8)
Invesco VI Comstock, Ser II
2016	156	$1.28	to	$1.52	$275	1.26%	0.30%	to	0.90%	16.64%		to	15.94%
2015	199	$1.10	to	$1.31	$294	1.66%	0.30%	to	0.90%	(6.48%)		to	(7.03%)
2014	210	$1.18	to	$1.41	$321	1.20%	0.30%	to	0.90%	8.77%		to	8.12%
2013	421	$1.08	to	$1.30	$569	1.56%	0.30%	to	0.90%	11.89	%(7)	to	34.44%
2012	251	$1.91	to	$0.97	$254	1.54%	0.45%	to	0.90%	18.39%		to	17.85%
Invesco VI Core Eq, Ser I
2016	3,530	$2.42	to	$2.93	$10,164	0.75%	0.45%	to	0.90%	9.77%		to	9.28%
2015	3,930	$2.21	to	$2.69	$10,319	1.11%	0.45%	to	0.90%	(6.19%)		to	(6.62%)
2014	4,278	$2.35	to	$2.88	$12,048	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	4,662	$2.19	to	$2.68	$12,257	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	5,164	$1.70	to	$2.09	$10,631	0.96%	0.45%	to	0.90%	13.37%		to	12.86%
Invesco VI Div Divd, Ser I
2016	708	$1.39	to	$1.80	$1,281	1.47%	0.30%	to	0.90%	14.47%		to	13.79%
2015	407	$1.21	to	$1.59	$649	1.77%	0.30%	to	0.90%	1.76%		to	1.15%
2014	398	$1.19	to	$1.57	$627	1.73%	0.30%	to	0.90%	12.49%		to	11.82%
2013	415	$1.06	to	$1.40	$583	2.64%	0.30%	to	0.90%	9.96	%(7)	to	29.86%
2012	304	$1.09	to	$1.08	$329	1.90%	0.45%	to	0.90%	18.19%		to	17.66%
Invesco VI Intl Gro, Ser II
2016	896	$1.06	to	$1.06	$1,187	1.19%	0.30%	to	0.90%	(0.99%)		to	(1.58%)
2015	860	$1.07	to	$1.08	$1,160	1.35%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	803	$1.10	to	$1.12	$1,100	1.43%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	743	$1.11	to	$1.13	$1,038	1.02%	0.30%	to	0.90%	10.65	%(7)	to	17.65%
2012	801	$1.72	to	$0.96	$928	1.27%	0.45%	to	0.90%	14.74%		to	14.22%
Invesco VI Mid Cap Gro, Ser I
2016	451	$1.22	to	$1.42	$642	—	0.30%	to	0.90%	0.45%		to	(0.15%)
2015	309	$1.21	to	$1.42	$442	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	313	$1.20	to	$1.42	$447	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	314	$1.11	to	$1.33	$418	0.40%	0.30%	to	0.90%	14.88	%(7)	to	35.79%
2012	327	$0.98	to	$0.98	$319	—	0.45%	to	0.90%	(2.02	%)(5)	to	(2.32	%)(5)
Invesco VI Tech, Ser I
2016	172	$1.29	to	$2.19	$395	—	0.30%	to	0.90%	(1.05%)		to	(1.64%)
2015	177	$1.30	to	$2.23	$407	—	0.30%	to	0.90%	6.50%		to	5.86%
2014	168	$1.22	to	$2.11	$367	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	182	$1.10	to	$1.92	$356	—	0.30%	to	0.90%	12.72	%(7)	to	24.02%
2012	207	$2.08	to	$1.54	$326	—	0.45%	to	0.90%	10.78%		to	10.28%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	79

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Ivy VIP Asset Strategy
2016	99	$0.92	to	$0.84	$85	0.64%	0.00%	to	0.90%	(2.57%)		to	(3.44%)
2015	305	$0.95	to	$0.87	$279	0.40%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	302	$1.03	to	$0.96	$304	0.59%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(9)
2013	—	$1.09	to	$1.09	$0	—	0.00%	to	0.00%	4.56	%(8)	to	4.56	%(8)
Janus Aspen Enterprise, Serv
2016	194	$3.70	to	$1.62	$532	0.02%	0.45%	to	0.90%	11.60%		to	11.10%
2015	226	$3.31	to	$1.46	$535	0.52%	0.45%	to	0.90%	3.30%		to	2.84%
2014	245	$3.21	to	$1.42	$556	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	257	$2.87	to	$1.28	$522	0.37%	0.45%	to	0.90%	31.45%		to	30.86%
2012	322	$2.18	to	$0.98	$465	—	0.45%	to	0.90%	16.46%		to	15.94%
Janus Aspen Global Tech, Serv
2016	666	$1.46	to	$1.23	$1,133	0.09%	0.30%	to	0.90%	13.51%		to	12.83%
2015	768	$1.29	to	$1.09	$1,153	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	805	$1.24	to	$1.05	$1,118	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	1,164	$1.13	to	$0.97	$1,342	—	0.30%	to	0.90%	15.23	%(7)	to	34.18%
2012	1,259	$2.19	to	$0.72	$1,048	—	0.45%	to	0.90%	18.61%		to	18.08%
Janus Aspen Res, Serv
2016	255	$1.55	to	$1.55	$435	0.38%	0.00%	to	0.90%	0.27%		to	(0.63%)
2015	298	$1.54	to	$1.55	$506	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	341	$1.47	to	$1.49	$550	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	412	$1.30	to	$1.34	$597	0.66%	0.00%	to	0.90%	29.99%		to	28.83%
2012	448	$1.00	to	$1.04	$494	0.43%	0.00%	to	0.90%	3.73	%(6)	to	17.22%
Janus Aspen Overseas, Serv
2016	1,462	$0.82	to	$1.28	$1,881	4.64%	0.30%	to	0.90%	(6.99%)		to	(7.54%)
2015	1,625	$0.89	to	$1.38	$2,283	0.51%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	1,700	$0.97	to	$1.53	$2,726	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	1,841	$1.11	to	$1.76	$3,383	3.05%	0.30%	to	0.90%	14.24	%(7)	to	13.26%
2012	2,086	$1.77	to	$1.55	$3,346	0.60%	0.45%	to	0.90%	12.67%		to	12.16%
Lazard Ret Global Dyn MA, Serv
2016	69	$1.13	to	$1.00	$70	0.27%	0.00%	to	0.90%	3.31%		to	2.38%
2015	53	$1.09	to	$0.98	$53	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	46	$1.10	to	$0.99	$46	3.02%	0.00%	to	0.90%	2.68%		to	(1.84	%)(9)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(8)	to	4.16	%(8)
MFS Mass Inv Gro Stock, Serv Cl
2016	1,877	$1.04	to	$1.02	$1,932	0.39%	0.30%	to	0.90%	5.53%		to	4.89%
2015	1,863	$0.98	to	$0.98	$1,824	0.59%	0.30%	to	0.90%	(1.85	%)(10)	to	(2.30	%)(10)
MFS New Dis, Serv Cl
2016	623	$1.10	to	$1.89	$1,435	—	0.30%	to	0.90%	8.47%		to	7.83%
2015	692	$1.02	to	$1.76	$1,462	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	769	$1.04	to	$1.81	$1,639	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	979	$1.13	to	$1.98	$2,236	—	0.30%	to	0.90%	16.41	%(7)	to	39.95%
2012	946	$2.57	to	$1.41	$1,534	—	0.45%	to	0.90%	20.35%		to	19.81%
MFS Utilities, Serv Cl
2016	549	$1.27	to	$3.73	$1,422	3.67%	0.00%	to	0.90%	11.23%		to	10.24%
2015	581	$1.14	to	$3.38	$1,395	4.00%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	552	$1.34	to	$4.00	$1,782	1.85%	0.00%	to	0.90%	12.47%		to	11.46%
2013	531	$1.19	to	$3.59	$1,701	2.17%	0.00%	to	0.90%	20.21%		to	19.14%
2012	491	$0.99	to	$3.01	$1,387	6.32%	0.00%	to	0.90%	4.44	%(6)	to	12.20%
MS VIF Global Real Est, Cl II
2016	318	$1.14	to	$1.07	$385	1.39%	0.30%	to	0.90%	2.81%		to	2.20%
2015	412	$1.11	to	$1.05	$476	2.28%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	407	$1.13	to	$1.07	$472	0.73%	0.30%	to	0.90%	13.51%		to	12.83%
2013	403	$1.00	to	$0.95	$396	3.33%	0.30%	to	0.90%	4.24	%(7)	to	1.71%
2012	280	$2.32	to	$0.93	$278	0.54%	0.45%	to	0.90%	29.36%		to	28.78%

80	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Mid Cap Gro, Cl II
2016	132	$1.22	to	$1.34	$198	—	0.00%	to	0.90%	(8.84%)		to	(9.66%)
2015	137	$1.34	to	$1.48	$227	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	157	$1.43	to	$1.59	$275	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	171	$1.40	to	$1.58	$307	0.23%	0.00%	to	0.90%	37.48%		to	36.25%
2012	206	$1.02	to	$1.16	$259	—	0.00%	to	0.90%	5.45	%(6)	to	7.51%
NB AMT US Eq Index PW Strat, Cl S
2016	9	$0.93	to	$0.91	$9	—	0.00%	to	0.90%	(0.65%)		to	(1.53%)
2015	0	$0.94	to	$0.93	$1	—	0.00%	to	0.90%	(5.06%)		to	(5.92%)
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.90%	(1.19	%)(9)	to	(1.64	%)(9)
Oppen Global VA, Serv
2016	639	$1.40	to	$1.48	$1,075	0.77%	0.00%	to	0.90%	(0.16%)		to	(1.05%)
2015	588	$1.41	to	$1.49	$994	1.09%	0.00%	to	0.90%	3.67%		to	2.74%
2014	581	$1.36	to	$1.45	$938	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	556	$1.33	to	$1.44	$870	1.21%	0.00%	to	0.90%	26.99%		to	25.85%
2012	510	$1.05	to	$1.14	$595	2.00%	0.00%	to	0.90%	7.21	%(6)	to	19.86%
Oppen Global Strategic Inc VA, Srv
2016	1,417	$1.07	to	$1.46	$2,094	4.58%	0.00%	to	0.90%	6.26%		to	5.31%
2015	1,518	$1.01	to	$1.39	$2,127	5.45%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	1,683	$1.04	to	$1.44	$2,425	3.90%	0.00%	to	0.90%	2.49%		to	1.57%
2013	1,858	$1.01	to	$1.41	$2,649	4.79%	0.00%	to	0.90%	0.00	%(8)	to	(1.26%)
2012	2,172	$1.54	to	$1.43	$3,136	5.62%	0.45%	to	0.90%	12.64%		to	12.13%
Oppen Main St Sm Cap VA, Serv
2016	584	$1.79	to	$1.88	$1,168	0.25%	0.00%	to	0.90%	17.67%		to	16.62%
2015	514	$1.52	to	$1.61	$903	0.61%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	491	$1.62	to	$1.73	$917	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	446	$1.45	to	$1.56	$747	0.70%	0.00%	to	0.90%	40.63%		to	39.36%
2012	312	$1.03	to	$1.12	$357	0.35%	0.00%	to	0.90%	6.57	%(6)	to	16.61%
PIMCO VIT All Asset, Advisor Cl
2016	725	$1.05	to	$1.35	$1,017	2.42%	0.00%	to	0.90%	12.90%		to	11.90%
2015	880	$0.93	to	$1.21	$1,099	3.07%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	1,069	$1.02	to	$1.34	$1,477	4.59%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	1,619	$1.02	to	$1.35	$2,239	4.02%	0.00%	to	0.90%	0.12%		to	(0.79%)
2012	2,578	$1.02	to	$1.36	$3,574	4.93%	0.00%	to	0.90%	2.66	%(6)	to	13.78%
PIMCO VIT Tot Return, Advisor Cl
2016	120	$1.07	to	$1.03	$132	1.96%	0.00%	to	0.90%	2.58%		to	1.66%
2015	15	$1.04	to	$1.01	$24	5.38%	0.00%	to	0.90%	0.01%		to	(0.93%)
2014	5	$1.04	to	$1.02	$15	3.50%	0.00%	to	0.90%	4.53%		to	0.91	%(9)
2013	—	$1.00	to	$1.00	$2	3.02%	0.00%	to	0.00%	(0.59	%)(8)	to	(0.59	%)(8)
Put VT Global Hlth Care, Cl IB
2016	336	$1.33	to	$2.67	$868	—	0.30%	to	0.90%	(11.62%)		to	(12.14%)
2015	373	$1.51	to	$3.04	$1,077	7.21%	0.30%	to	0.90%	7.46%		to	6.82%
2014	300	$1.40	to	$2.84	$825	8.88%	0.30%	to	0.90%	27.26%		to	26.50%
2013	280	$1.10	to	$2.25	$608	1.00%	0.30%	to	0.90%	13.46	%(7)	to	40.39%
2012	213	$1.54	to	$1.60	$340	1.10%	0.45%	to	0.90%	21.72%		to	21.17%
Put VT Hi Yield, Cl IB
2016	218	$2.24	to	$2.56	$526	6.26%	0.45%	to	0.90%	15.03%		to	14.51%
2015	225	$1.95	to	$2.24	$473	6.89%	0.45%	to	0.90%	(5.77%)		to	(6.20%)
2014	239	$2.07	to	$2.38	$536	6.04%	0.45%	to	0.90%	1.11%		to	0.64%
2013	251	$2.05	to	$2.37	$558	7.11%	0.45%	to	0.90%	7.37%		to	6.89%
2012	311	$1.91	to	$2.22	$661	8.02%	0.45%	to	0.90%	15.49%		to	14.96%
Put VT Intl Eq, Cl IB
2016	148	$1.02	to	$1.69	$239	3.48%	0.30%	to	0.90%	(2.75%)		to	(3.33%)
2015	158	$1.05	to	$1.75	$260	1.13%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2014	150	$1.05	to	$1.76	$247	0.81%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	99	$1.13	to	$1.91	$190	1.33%	0.30%	to	0.90%	13.11	%(7)	to	26.92%
2012	73	$1.56	to	$1.50	$110	2.21%	0.45%	to	0.90%	21.37%		to	20.82%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	81

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Multi-Cap Gro, Cl IA
2016	3,110	$3.00	to	$2.61	$8,204	0.95%	0.45%	to	0.90%	7.58%		to	7.10%
2015	3,361	$2.79	to	$2.43	$8,249	1.89%	0.45%	to	0.90%	(0.52%)		to	(0.97%)
2014	3,555	$2.80	to	$2.46	$8,808	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	3,876	$2.47	to	$2.18	$8,507	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	4,281	$1.82	to	$1.61	$6,923	0.50%	0.45%	to	0.90%	16.56%		to	16.04%
Royce Micro-Cap, Invest Cl
2016	773	$2.47	to	$3.19	$2,183	0.72%	0.45%	to	0.90%	19.18%		to	18.64%
2015	839	$2.07	to	$2.69	$1,993	—	0.45%	to	0.90%	(12.85%)		to	(13.24%)
2014	926	$2.38	to	$3.10	$2,544	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	1,029	$2.48	to	$3.24	$2,962	0.50%	0.45%	to	0.90%	20.44%		to	19.90%
2012	1,199	$2.06	to	$2.71	$2,937	—	0.45%	to	0.90%	7.12%		to	6.64%
Third Ave Val
2016	959	$2.22	to	$2.47	$2,240	0.80%	0.45%	to	0.90%	11.72%		to	11.22%
2015	1,128	$1.99	to	$2.22	$2,371	3.32%	0.45%	to	0.90%	(9.30%)		to	(9.71%)
2014	1,200	$2.19	to	$2.46	$2,785	2.95%	0.45%	to	0.90%	3.91%		to	3.44%
2013	1,319	$2.11	to	$2.38	$2,953	3.34%	0.45%	to	0.90%	18.44%		to	17.90%
2012	1,457	$1.78	to	$2.02	$2,800	0.88%	0.45%	to	0.90%	26.76%		to	26.19%
VanEck VIP Global Gold, Cl S
2016	87	$0.91	to	$0.84	$74	0.15%	0.00%	to	0.90%	47.94%		to	46.62%
2015	21	$0.61	to	$0.57	$12	—	0.00%	to	0.90%	(24.16%)		to	(24.84%)
2014	3	$0.81	to	$0.76	$3	0.05%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(9)
2013	—	$0.86	to	$0.86	$0	—	0.00%	to	0.00%	(13.73	%)(8)	to	(13.73	%)(8)
VP Aggr, Cl 2
2016	8,158	$1.35	to	$1.57	$12,162	—	0.00%	to	0.90%	5.91%		to	4.96%
2015	7,413	$1.27	to	$1.49	$10,765	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	6,859	$1.28	to	$1.52	$10,138	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	5,304	$1.22	to	$1.45	$7,552	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	3,520	$1.01	to	$1.21	$4,277	—	0.00%	to	0.90%	3.67	%(6)	to	12.68%
VP Aggr, Cl 4
2016	11,858	$1.18	to	$1.57	$18,133	—	0.30%	to	0.90%	5.66%		to	5.02%
2015	12,136	$1.12	to	$1.50	$17,702	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	12,398	$1.13	to	$1.52	$18,508	—	0.30%	to	0.90%	5.20%		to	4.57%
2013	12,590	$1.07	to	$1.45	$18,296	—	0.30%	to	0.90%	9.58	%(7)	to	19.62%
2012	12,494	$1.23	to	$1.22	$15,208	—	0.45%	to	0.90%	13.18%		to	12.66%
VP BR Gl Infl Prot Sec, Cl 3
2016	576	$1.13	to	$1.44	$804	—	0.30%	to	0.90%	8.18%		to	7.52%
2015	538	$1.05	to	$1.34	$706	36.81%	0.30%	to	0.90%	(1.79%)		to	(2.38%)
2014	576	$1.07	to	$1.37	$776	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	606	$0.98	to	$1.28	$767	—	0.30%	to	0.90%	0.27	%(7)	to	(6.33%)
2012	833	$1.28	to	$1.36	$1,129	4.46%	0.45%	to	0.90%	5.14%		to	4.66%
VP Conserv, Cl 2
2016	456	$1.12	to	$1.22	$558	—	0.00%	to	0.90%	3.44%		to	2.51%
2015	452	$1.08	to	$1.19	$540	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	462	$1.08	to	$1.20	$557	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	594	$1.04	to	$1.16	$692	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	806	$1.00	to	$1.14	$918	—	0.00%	to	0.90%	1.04	%(6)	to	6.30%
VP Conserv, Cl 4
2016	781	$1.09	to	$1.22	$962	—	0.30%	to	0.90%	3.13%		to	2.51%
2015	693	$1.05	to	$1.19	$829	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	861	$1.06	to	$1.20	$1,037	—	0.30%	to	0.90%	4.03%		to	3.39%
2013	2,039	$1.02	to	$1.16	$2,369	—	0.30%	to	0.90%	2.71	%(7)	to	2.16%
2012	2,727	$1.15	to	$1.14	$3,101	—	0.45%	to	0.90%	6.80%		to	6.30%
VP MFS Blended Res Core Eq, Cl 3
2016	250	$1.31	to	$1.36	$390	—	0.30%	to	0.90%	9.36%		to	8.70%
2015	268	$1.20	to	$1.25	$364	—	0.30%	to	0.90%	0.16%		to	(0.45%)
2014	275	$1.20	to	$1.26	$372	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	287	$1.07	to	$1.13	$344	—	0.30%	to	0.90%	11.17	%(7)	to	27.24%
2012	419	$1.72	to	$0.89	$388	—	0.45%	to	0.90%	10.19%		to	9.68%

82	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 2
2016	16,812	$1.23	to	$1.40	$23,295	—	0.00%	to	0.90%	4.63%		to	3.70%
2015	17,283	$1.17	to	$1.35	$23,057	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	17,227	$1.18	to	$1.37	$23,454	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	15,914	$1.12	to	$1.32	$20,966	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	12,709	$1.01	to	$1.19	$15,197	—	0.00%	to	0.90%	2.51	%(6)	to	9.87%
VP Mod, Cl 4
2016	27,471	$1.13	to	$1.40	$38,287	—	0.30%	to	0.90%	4.32%		to	3.69%
2015	28,089	$1.08	to	$1.35	$37,962	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	29,433	$1.09	to	$1.37	$40,467	—	0.30%	to	0.90%	4.74%		to	4.11%
2013	30,538	$1.04	to	$1.32	$40,410	—	0.30%	to	0.90%	6.03	%(7)	to	10.42%
2012	33,766	$1.21	to	$1.20	$40,410	—	0.45%	to	0.90%	10.37%		to	9.86%
VP Mod Aggr, Cl 2
2016	19,493	$1.28	to	$1.49	$28,055	—	0.00%	to	0.90%	5.27%		to	4.32%
2015	19,073	$1.22	to	$1.42	$26,390	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	17,168	$1.23	to	$1.45	$24,432	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	14,647	$1.17	to	$1.39	$20,036	—	0.00%	to	0.90%	16.08%		to	15.03%
2012	10,137	$1.01	to	$1.21	$12,260	—	0.00%	to	0.90%	3.08	%(6)	to	11.23%
VP Mod Aggr, Cl 4
2016	37,017	$1.15	to	$1.49	$54,692	—	0.30%	to	0.90%	4.95%		to	4.32%
2015	39,365	$1.10	to	$1.43	$55,727	—	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2014	41,128	$1.11	to	$1.45	$59,724	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	40,845	$1.06	to	$1.39	$56,902	—	0.30%	to	0.90%	7.75	%(7)	to	15.00%
2012	39,344	$1.23	to	$1.21	$47,693	—	0.45%	to	0.90%	11.72%		to	11.20%
VP Mod Conserv, Cl 2
2016	1,993	$1.17	to	$1.31	$2,624	—	0.00%	to	0.90%	3.97%		to	3.03%
2015	2,010	$1.13	to	$1.27	$2,568	—	0.00%	to	0.90%	(0.22%)		to	(1.12%)
2014	2,036	$1.13	to	$1.28	$2,628	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	2,034	$1.08	to	$1.24	$2,524	—	0.00%	to	0.90%	7.12%		to	6.16%
2012	2,154	$1.01	to	$1.16	$2,511	—	0.00%	to	0.90%	1.70	%(6)	to	7.77%
VP Mod Conserv, Cl 4
2016	3,865	$1.11	to	$1.31	$5,050	—	0.30%	to	0.90%	3.73%		to	3.10%
2015	3,962	$1.07	to	$1.27	$5,026	—	0.30%	to	0.90%	(0.60%)		to	(1.20%)
2014	4,126	$1.08	to	$1.29	$5,324	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	4,375	$1.03	to	$1.24	$5,432	—	0.30%	to	0.90%	4.46	%(7)	to	6.14%
2012	5,650	$1.18	to	$1.17	$6,604	—	0.45%	to	0.90%	8.34%		to	7.84%
VP Multi-Mgr Div Inc, Cl 2
2016	14	$1.07	to	$1.05	$15	2.71%	0.00%	to	0.90%	8.51%		to	7.54%
2015	14	$0.99	to	$0.97	$14	6.82%	0.00%	to	0.90%	(0.91%)		to	(1.81%)
2014	—	$0.99	to	$0.99	$0	1.86%	0.00%	to	0.90%	(0.66	%)(9)	to	(1.12	%)(9)
VP Multi-Mgr Int Rate Adapt, Cl 2
2016	5	$1.04	to	$1.01	$6	3.59%	0.00%	to	0.90%	5.89%		to	4.92%
2015	1	$0.98	to	$0.97	$1	3.69%	0.00%	to	0.90%	(1.48%)		to	(2.37%)
2014	—	$1.00	to	$0.99	$0	1.49%	0.00%	to	0.90%	(0.55	%)(9)	to	(1.01	%)(9)
VP Ptnrs Sm Cap Val, Cl 3
2016	256	$1.25	to	$3.00	$731	—	0.30%	to	0.90%	25.16%		to	24.41%
2015	261	$1.00	to	$2.41	$609	—	0.30%	to	0.90%	(9.62%)		to	(10.17%)
2014	265	$1.11	to	$2.68	$688	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	284	$1.09	to	$2.65	$748	—	0.30%	to	0.90%	13.13	%(7)	to	33.59%
2012	306	$1.98	to	$1.99	$607	—	0.45%	to	0.90%	13.00%		to	12.49%
VP Vty Sycamore Estb Val, Cl 3
2016	142	$1.48	to	$2.17	$350	—	0.30%	to	0.90%	20.28%		to	19.55%
2015	90	$1.23	to	$1.81	$189	—	0.30%	to	0.90%	(0.13%)		to	(0.74%)
2014	64	$1.23	to	$1.83	$134	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	77	$1.10	to	$1.65	$139	—	0.30%	to	0.90%	13.86	%(7)	to	34.64%
2012	78	$1.93	to	$1.22	$103	—	0.45%	to	0.90%	16.50%		to	15.96%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT	83

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger Intl
2016	2,002	$1.04	to	$2.42	$4,346	1.15%	0.30%	to	0.90%	(1.70%)		to	(2.29%)
2015	2,189	$1.06	to	$2.47	$4,955	1.45%	0.30%	to	0.90%	(0.20%)		to	(0.80%)
2014	2,170	$1.06	to	$2.49	$5,158	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	2,189	$1.12	to	$2.63	$5,675	2.63%	0.30%	to	0.90%	11.20	%(7)	to	21.27%
2012	2,155	$2.06	to	$2.17	$4,645	1.19%	0.45%	to	0.90%	21.02%		to	20.47%
Wanger USA
2016	1,932	$1.28	to	$3.49	$5,751	—	0.30%	to	0.90%	13.35%		to	12.67%
2015	2,100	$1.13	to	$3.10	$5,663	—	0.30%	to	0.90%	(0.90%)		to	(1.50%)
2014	2,075	$1.14	to	$3.14	$6,022	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	2,186	$1.09	to	$3.03	$6,465	0.14%	0.30%	to	0.90%	13.75	%(7)	to	32.55%
2012	2,352	$2.14	to	$2.28	$5,318	0.31%	0.45%	to	0.90%	19.48%		to	18.93%
WF VT Intl Eq, Cl 2
2016	638	$1.09	to	$1.66	$1,061	2.81%	0.30%	to	0.90%	2.99%		to	2.37%
2015	653	$1.06	to	$1.62	$1,073	3.93%	0.30%	to	0.90%	1.50%		to	0.89%
2014	650	$1.04	to	$1.61	$1,058	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	666	$1.10	to	$1.71	$1,152	2.15%	0.30%	to	0.90%	9.22	%(7)	to	18.45%
2012	690	$1.47	to	$1.45	$1,002	1.29%	0.45%	to	0.90%	12.97%		to	12.46%
WF VT Opp, Cl 2
2016	373	$1.61	to	$2.88	$1,008	2.05%	0.00%	to	0.90%	12.23%		to	11.23%
2015	353	$1.43	to	$2.59	$901	0.13%	0.00%	to	0.90%	(3.08%)		to	(3.95%)
2014	352	$1.48	to	$2.69	$956	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	371	$1.34	to	$2.46	$921	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	451	$1.03	to	$1.90	$863	0.09%	0.00%	to	0.90%	5.53	%(6)	to	14.48%
WF VT Sm Cap Gro, Cl 2
2016	355	$1.48	to	$3.18	$784	—	0.00%	to	0.90%	7.75%		to	6.78%
2015	363	$1.38	to	$2.98	$775	—	0.00%	to	0.90%	(2.88%)		to	(3.75%)
2014	326	$1.42	to	$3.09	$790	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	279	$1.44	to	$3.18	$846	—	0.00%	to	0.90%	50.22%		to	48.88%
2012	266	$0.96	to	$2.14	$569	—	0.00%	to	0.90%	4.93	%(6)	to	6.90%

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 27, 2012.
(6)	New subaccount operations commenced on Nov. 19, 2012.
(7)	New subaccount operations commenced on Aug. 19, 2013.
(8)	New subaccount operations commenced on Oct. 21, 2013.
(9)	New subaccount operations commenced on June 30, 2014.
(10)	New subaccount operations commenced on March 27, 2015.

84	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2016 ANNUAL REPORT

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York as of December 31, 2016 and December 31, 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2017

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2016	2015(1)
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2016, $1,723,511; 2015, $1,720,349)	$1,814,710	$1,784,405
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2016 and 2015, $2,038)	131,733	135,452
Policy loans	47,423	46,740
Other investments	380	359
Total investments	1,994,246	1,966,956
Cash and cash equivalents	52,710	43,812
Reinsurance recoverables	140,513	126,671
Other receivables	11,848	10,391
Accrued investment income	18,003	18,687
Deferred acquisition costs	161,813	160,845
Other assets	153,261	161,625
Separate account assets	4,397,443	4,367,522
Total assets	$6,929,837	$6,856,509

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,962,921	$1,930,666
Other liabilities	152,578	140,611
Separate account liabilities	4,397,443	4,367,522
Total liabilities	6,512,942	6,438,799
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,915
Retained earnings	273,890	279,918
Accumulated other comprehensive income, net of tax	34,079	28,877
Total shareholder’s equity	416,895	417,710
Total liabilities and shareholder’s equity	$6,929,837	$6,856,509

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2016	2015	2014
Revenues
Premiums	$21,911	$23,091	$24,484
Net investment income	83,832	85,903	87,260
Policy and contract charges	117,085	110,716	106,271
Other revenues	23,081	23,475	21,257
Net realized investment gains (losses)	1,175	(482)	2,024
Total revenues	247,084	242,703	241,296

Benefits and expenses
Benefits, claims, losses and settlement expenses	91,572	74,107	64,479
Interest credited to fixed accounts	47,349	48,138	50,510
Amortization of deferred acquisition costs	15,710	15,096	13,159
Other insurance and operating expenses	38,069	41,535	45,498
Total benefits and expenses	192,700	178,876	173,646
Pretax income	54,384	63,827	67,650
Income tax provision	10,412	14,264	15,441
Net income	$43,972	$49,563	$52,209

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(47)	$(776)	$(358)
Portion of loss recognized in other comprehensive income (before taxes)	27	375	14
Net impairment losses recognized in net realized investment gains (losses)	$(20)	$(401)	$(344)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2016	2015	2014

Net income	$43,972	$49,563	$52,209
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	5,202	(26,677)	12,175
Total comprehensive income	$49,174	$22,886	$64,384

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2014(1)	$2,000	$106,851	$227,146	$43,379	$379,376
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)

Balances at December 31, 2014(1)	2,000	106,906	255,355	55,554	419,815
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive loss, net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2015(1)	2,000	106,915	279,918	28,877	417,710
Comprehensive income:
Net income	—	—	43,972	—	43,972
Other comprehensive income, net of tax	—	—	—	5,202	5,202

Total comprehensive income					49,174
Tax adjustment on share-based incentive compensation plan	—	11	—	—	11
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2016	$2,000	$106,926	$273,890	$34,079	$416,895

(1)	Prior period retained earnings have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2016	2015	2014
Cash Flows from Operating Activities
Net income	$43,972	$49,563	$52,209
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,982	3,499	4,273
Deferred income tax expense (benefit)	(4,851)	(3,557)	13,346
Contractholder and policyholder charges, non-cash	(22,842)	(21,737)	(20,780)
(Gain) loss from equity method investments	(16)	9	(9)
Net realized investment (gains) losses	(1,195)	81	(2,368)
Other-than-temporary impairments recognized in net realized investment gains	20	401	344
Changes in operating assets and liabilities:
Deferred acquisition costs	(2,793)	(3,965)	(5,398)
Policyholder account balances, future policy benefits and claims, net	18,532	41,444	77,397
Derivatives, net of collateral	5,391	37,312	(40,530)
Reinsurance recoverables	(13,988)	(8,323)	(8,177)
Other receivables	(1,410)	(1,872)	(586)
Accrued investment income	684	461	604
Other, net	23,055	23,260	(18,476)
Net cash provided by operating activities	48,541	116,576	51,849

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	30,915	11,350	16,620
Maturities, sinking fund payments and calls	171,173	192,721	208,977
Purchases	(208,835)	(219,602)	(280,820)
Proceeds from maturities and repayments of commercial mortgage loans	21,962	17,439	22,231
Funding of commercial mortgage loans	(18,244)	(8,277)	(16,893)
Net proceeds from sales of other investments	—	7	—
Purchase of other investments	(5)	—	—
Purchase of land, buildings, equipment and software	—	(22)	(73)
Change in policy loans, net	(683)	(1,628)	(4,013)
Cash received for written options with deferred premiums	7,399	—	—
Net cash provided by (used in) investing activities	3,682	(8,012)	(53,971)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	140,526	147,391	150,722
Net transfers to separate accounts	(2,542)	(22,966)	(28,652)
Surrenders and other benefits	(118,428)	(172,766)	(110,714)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,000	6,300	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,000)	(6,300)	—
Tax adjustment on share-based incentive compensation plan	11	9	55
Cash paid for purchased options with deferred premiums	(12,892)	(15,563)	(13,301)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(25,000)	(24,000)
Net cash used in financing activities	(43,325)	(88,895)	(25,890)
Net increase (decrease) in cash and cash equivalents	8,898	19,669	(28,012)
Cash and cash equivalents at beginning of period	43,812	24,143	52,155
Cash and cash equivalents at end of period	$52,710	$43,812	$24,143

Supplemental Disclosures:
Income taxes paid (received), net	$(5,057)	$(2,011)	$25,500
Interest paid on borrowings	—	1	—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

In 2016, the Company corrected the accrual of commission expense for periods prior to 2013 for certain insurance and annuity products. The balance sheet as of December 31, 2015 has been revised to reflect the immaterial impact of the correction which increased deferred acquisition costs (“DAC”) by $245 thousand, other assets by $772 thousand, other liabilities by $2.5 million, and decreased retained earnings by $1.4 million. The impact to prior period financial statements was not material.

In 2016, the Company recorded a $1.2 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization assumption. The impact to prior period financial statements was not material.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”), and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized

RiverSource Life Insurance Co. of New York

cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Co. of New York

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

RiverSource Life Insurance Co. of New York

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. LTC DAC was impaired in prior years as a result of loss recognition. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and

RiverSource Life Insurance Co. of New York

recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions. See Note 10 for information regarding the variable annuity guarantees.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets and the estimate of the Company’s current nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Co. of New York

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance determination.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

RiverSource Life Insurance Co. of New York

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures about the nature and risks of the investments to investments for which the entity elected to measure the fair value using the practical expedient rather than all investments that are eligible for the NAV practical expedient. The standard is effective for interim and annual periods beginning after December 15, 2015. The Company adopted the standard on January 1, 2016 on a retrospective basis to all periods presented. There was no impact of the standard to the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company is evaluating include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company will early adopt the standard for the annual period ending December 31, 2017 on a retrospective basis. The adoption of the standard will not have a material impact on the Company’s cash flows.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity

RiverSource Life Insurance Co. of New York

method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The update is not expected to have a material impact on the financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. Subsequent related updates provide clarification on certain revenue recognition guidance in the new standard. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company plans to adopt the revenue recognition guidance in 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the Company does not expect the update to have an impact on these revenues. The Company’s implementation efforts include the identification of revenue within the guidance and review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The Company is reviewing certain payments received to determine whether they should be presented as revenue or as a reduction of expense. The Company does not expect a material impact to the timing of revenue recognition; however, the Company’s implementation effort to assess the impact of the standard on its financial condition, results of operations, and disclosure is still in process.

4.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2016
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,146,981	$75,231	$(4,034)	$1,218,178	$2
Residential mortgage backed securities	205,061	4,242	(2,444)	206,859	(412)
Commercial mortgage backed securities	194,690	3,306	(2,781)	195,215	—
State and municipal obligations	117,973	17,418	(244)	135,147	—
Asset backed securities	56,040	1,269	(1,089)	56,220	—
Foreign government bonds and obligations	2,515	333	(7)	2,841	—
U.S. government and agencies obligations	251	—	(1)	250	—
Total	$1,723,511	$101,799	$(10,600)	$1,814,710	$(410)

RiverSource Life Insurance Co. of New York

	December 31, 2015
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,211,835	$63,398	$(22,219)	$1,253,014	$183
Residential mortgage backed securities	195,184	5,596	(1,880)	198,900	(685)
Commercial mortgage backed securities	157,028	3,362	(1,389)	159,001	—
State and municipal obligations	95,292	15,940	(28)	111,204	—
Asset backed securities	57,178	1,507	(501)	58,184	—
Foreign government bonds and obligations	2,624	285	(44)	2,865	—
U.S. government and agencies obligations	1,208	29	—	1,237	—
Total	$1,720,349	$90,117	$(26,061)	$1,784,405	$(502)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2016 and 2015, investment securities with a fair value of $55.3 million and $61.0 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $12.6 million and $24.4 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2016 and 2015, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2016 and 2015, approximately $124.5 million and $132.7 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2016			December 31, 2015
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$389,316	$391,870	22%	$338,078	$347,835	19%
AA	84,512	101,135	5	77,776	94,922	5
A	339,541	370,482	20	314,945	338,342	19
BBB	824,391	864,549	48	892,459	909,541	52
Below investment grade	85,751	86,674	5	97,091	93,765	5
Total fixed maturities	$1,723,511	$1,814,710	100%	$1,720,349	$1,784,405	100%

At December 31, 2016 and 2015, approximately 49% and 54%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2016
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	66	$208,665	$(2,971)	18	$15,688	$(1,063)	84	$224,353	$(4,034)
Residential mortgage backed securities	12	82,683	(1,667)	15	15,623	(777)	27	98,306	(2,444)
Commercial mortgage backed securities	38	88,662	(2,446)	1	8,957	(335)	39	97,619	(2,781)
State and municipal obligations	5	8,941	(244)	—	—	—	5	8,941	(244)
Asset backed securities	10	22,685	(683)	5	9,861	(406)	15	32,546	(1,089)
Foreign government bonds and obligations	—	—	—	1	105	(7)	1	105	(7)
U.S. government and agencies obligations	1	250	(1)	—	—	—	1	250	(1)
Total	132	$411,886	$(8,012)	40	$50,234	$(2,588)	172	$462,120	$(10,600)

RiverSource Life Insurance Co. of New York

	December 31, 2015
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	155	$418,321	$(15,777)	23	$37,907	$(6,442)	178	$456,228	$(22,219)
Residential mortgage backed securities	10	44,575	(589)	13	23,640	(1,291)	23	68,215	(1,880)
Commercial mortgage backed securities	20	51,509	(896)	2	17,061	(493)	22	68,570	(1,389)
State and municipal obligations	3	2,947	(28)	—	—	—	3	2,947	(28)
Asset backed securities	11	34,809	(501)	—	—	—	11	34,809	(501)
Foreign government bonds and obligations	2	985	(44)	—	—	—	2	985	(44)
Total	201	$553,146	$(17,835)	38	$78,608	$(8,226)	239	$631,754	$(26,061)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a tightening of corporate bond credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss) (“OCI”):

	Years Ended December 31,
(in thousands)	2016	2015	2014
Beginning balance	$1,564	$1,452	$1,416
Credit losses for which an other-than-temporary impairment was not previously recognized	—	112	15
Credit losses for which an other-than-temporary impairment was previously recognized	20	—	21
Reductions for securities sold during the period (realized)	(863)	—	—
Ending balance	$721	$1,564	$1,452

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Gross realized investment gains	$2,624	$922	$2,543
Gross realized investment losses	(1,429)	(1,003)	(175)
Other-than-temporary impairments	(20)	(401)	(344)
Total	$1,175	$(482)	$2,024

Other-than-temporary impairments for the years ended December 31, 2016, 2015 and 2014, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2016 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$71,576	$72,732
Due after one year through five years	485,946	507,389
Due after five years through 10 years	465,589	473,639
Due after 10 years	244,609	302,656
	1,267,720	1,356,416
Residential mortgage backed securities	205,061	206,859
Commercial mortgage backed securities	194,690	195,215
Asset backed securities	56,040	56,220
Total	$1,723,511	$1,814,710

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Fixed maturities	$76,949	$78,348	$79,039
Commercial mortgage loans	6,452	7,383	8,247
Policy loans and other investments	2,388	2,187	2,039
	85,789	87,918	89,325
Less: investment expenses	1,957	2,015	2,065
Total	$83,832	$85,903	$87,260

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2016	2015	2014
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2016	2015
Collectively evaluated for impairment	$133,771	$137,490

As of both December 31, 2016 and 2015, the Company had no recorded investment in financing receivables that were individually evaluated for impairment.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2016 and 2015. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. There were no commercial mortgage loans which management has assigned its highest risk rating at both December 31, 2016 and 2015. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in thousands)
South Atlantic	$33,951	$34,624	26%	25%
Pacific	32,051	28,934	24	21
Middle Atlantic	18,898	18,120	14	13
Mountain	14,264	14,004	11	10
West North Central	13,964	14,708	10	11
East North Central	10,638	11,527	8	8
New England	1,836	8,980	1	7
East South Central	8,169	4,800	6	4
West South Central	—	1,793	—	1

	133,771	137,490	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$131,733	$135,452

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in thousands)
Retail	$37,820	$36,268	28%	26%
Apartments	30,138	30,797	22	23
Industrial	28,971	28,034	22	20
Office	22,085	27,308	17	20
Mixed use	3,355	5,202	3	4
Other	11,402	9,881	8	7

	133,771	137,490	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$131,733	$135,452

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact of unlocking for the year ended December 31, 2016 primarily reflected continued low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business resulted in loss recognition due to continued low interest rates and higher morbidity. The impact of unlocking for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency. The impact of unlocking for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption.

The balances of and changes in DAC were as follows:

(in thousands)	2016	2015	2014
Balance at January 1(1)	$160,845	$151,008	$147,010
Capitalization of acquisition costs	18,503 (2)	19,061	18,557
Amortization, excluding the impact of valuation assumptions review	(14,565)	(13,896)	(13,859)
Amortization, impact of valuation assumptions review	(1,145)	(1,200)	700
Impact of change in net unrealized securities (gains) losses	(1,825)	5,872	(1,400)
Balance at December 31(1)	$161,813	$160,845	$151,008

(1)	Prior period DAC balances have been restated for the correction of the commission expense accrual for certain insurance and annuity products. See Note 1 for more information.
(2)

Includes a $1.9 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Statements of Income.

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2016	2015	2014
Balance at January 1	$15,973	$16,970	$18,954
Capitalization of sales inducement costs	305	252	273
Amortization, excluding the impact of valuation assumptions review	(2,035)	(2,426)	(2,351)
Amortization, impact of valuation assumptions review	400	100	200
Impact of change in net unrealized securities (gains) losses	(151)	1,077	(106)
Balance at December 31	$14,492	$15,973	$16,970

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2016 and 2015, traditional life and UL insurance in force aggregated $11.4 billion, of which $7.9 billion and $8.0 billion, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Direct premiums	$33,414	$34,840	$36,205
Reinsurance ceded	(11,503)	(11,749)	(11,721)
Net premiums	$21,911	$23,091	$24,484

Policy and contract charges are presented on the Statements of Income net of $6.2 million, $5.7 million and $5.0 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recovered on all contracts was $16.0 million, $13.6 million and $11.9 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recoverables include approximately $101.0 million and $95.0 million related to LTC risk ceded to Genworth as of December 31, 2016 and 2015, respectively.

Policyholder account balances, future policy benefits and claims include $2.3 million and $2.5 million related to previously assumed reinsurance arrangements as of December 31, 2016 and 2015, respectively.

RiverSource Life Insurance Co. of New York

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2016		2015
Policyholder account balances
Fixed annuities	$895,591		$922,582
Variable annuity fixed sub-accounts	263,205		255,106
VUL/UL insurance	190,579		185,852
IUL insurance	46,516		34,016
Other life insurance	36,695		37,012
Total policyholder account balances	1,432,586		1,434,568
Future policy benefits
Variable annuity GMWB	38,804		45,907
Variable annuity GMAB	(2,085	)(1)	(237	)(1)
Other annuity liabilities	4,283		1,424
Fixed annuities life contingent liabilities	90,274		91,500
Life, DI and LTC insurance	352,718		322,016
VUL/UL and other life insurance additional liabilities	37,414		29,408
Total future policy benefits	521,408		490,018
Policy claims and other policyholders’ funds	8,927		6,080
Total policyholder account balances, future policy benefits and claims	$1,962,921		$1,930,666

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at both December 31, 2016 and 2015 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% at December 31, 2016, depending on year of issue, with an average rate of approximately 4.47%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an equity indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company currently hedges the risk related to the equity indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Co. of New York

The liability for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies is based on the net level premium and includes the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% at December 31, 2016. Anticipated interest rates for DI policies ranged from 3% to 7.5% at December 31, 2016. For LTC policies, the anticipated interest rate was 5.6% at December 31, 2016.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.75% and 6.25% for DI and LTC claims, respectively, at December 31, 2016.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2016	2015
Variable annuity	$4,004,582	$3,979,524
VUL insurance	392,181	387,205
Other insurance	680	793
Total	$4,397,443	$4,367,522

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

RiverSource Life Insurance Co. of New York

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with any living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals and tailor the performance of annuities and life insurance policies to their specific needs and keep investment allocations on track over time.

As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of the Portfolio Stabilizer (managed volatility) funds of funds within the separate accounts that are designed to pursue total return while seeking to mitigate exposure to market volatility and allow a contract purchaser to select investment options based on the purchaser’s investment risk tolerance.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2016				December 31, 2015
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,032,057	$2,943,872	$11,315	65	$2,941,369	$2,855,258	$16,990	65
Five/six-year reset	497,807	341,223	1,670	65	521,969	373,009	4,208	64
One-year ratchet	503,005	489,470	9,061	67	520,326	506,376	19,734	66
Five-year ratchet	194,173	189,462	730	65	205,496	199,585	1,760	64
Total — GMDB	$4,227,042	$3,964,027	$22,776	65	$4,189,160	$3,934,228	$42,692	65
GMIB	$13,063	$12,066	$216	66	$12,580	$11,632	$270	65
GMWB:
GMWB	$166,641	$166,088	$18	70	$200,796	$200,091	$20	69
GMWB for life	2,214,734	2,206,696	879	66	2,110,159	2,099,690	545	66
Total — GMWB	$2,381,375	$2,372,784	$897	66	$2,310,955	$2,299,781	$565	66
GMAB	$281,721	$280,350	$2,089	58	$301,599	$300,213	$3,109	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2016		December 31, 2015
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$427	64	$418	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Co. of New York

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2014	$359	$360	$(29,203)	$(6,133)	$15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	600	381	27,840	(3,944)	19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	712	383	45,907	(237)	23,816
Incurred claims	275	8	(7,103)	(1,848)	8,949
Paid claims	(316)	—	—	—	(2,896)
Balance at December 31, 2016	$671	$391	$38,804	$(2,085)	$29,869

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2016	2015
Mutual funds:
Equity	$2,302,284	$2,195,565
Bond	1,368,768	1,369,091
Other	308,425	299,090
Total mutual funds	$3,979,477	$3,863,746

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2016, 2015 and 2014.

11.  LINE OF CREDIT

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2016 and 2015.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,074,160	$144,018	$1,218,178
Residential mortgage backed securities	—	206,511	348	206,859
Commercial mortgage backed securities	—	195,215	—	195,215
State and municipal obligations	—	135,147	—	135,147
Asset backed securities	—	56,220	—	56,220
Foreign government bonds and obligations	—	2,841	—	2,841
U.S. government and agencies obligations	250	—	—	250
Total Available-for-Sale securities: Fixed maturities	250	1,670,094	144,366	1,814,710
Cash equivalents	—	52,593	—	52,593
Other assets:
Interest rate derivative contracts	—	68,146	—	68,146
Equity derivative contracts	705	50,878	—	51,583
Foreign exchange derivative contracts	5	3,032	—	3,037
Total other assets	710	122,056	—	122,766
Separate account assets measured at NAV				4,397,443	(1)
Total assets at fair value	$960	$1,844,743	$144,366	$6,387,512

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$18,998	$18,998
GMWB and GMAB embedded derivatives	—	—	25,889	25,889	(2)
Total policyholder account balances, future policy benefits and claims	—	—	44,887	44,887	(3)
Other liabilities:
Interest rate derivative contracts	—	34,050	—	34,050
Equity derivative contracts	58	67,106	—	67,164
Foreign exchange derivative contracts	114	407	—	521
Total other liabilities	172	101,563	—	101,735
Total liabilities at fair value	$172	$101,563	$44,887	$146,622

RiverSource Life Insurance Co. of New York

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,104,851	$148,163	$1,253,014
Residential mortgage backed securities	—	198,354	546	198,900
Commercial mortgage backed securities	—	159,001	—	159,001
State and municipal obligations	—	111,204	—	111,204
Asset backed securities	—	52,158	6,026	58,184
Foreign government bonds and obligations	—	2,865	—	2,865
U.S. government and agencies obligations	256	981	—	1,237
Total Available-for-Sale securities: Fixed maturities	256	1,629,414	154,735	1,784,405
Cash equivalents	—	43,693	—	43,693
Other assets:
Interest rate derivative contracts	—	63,484	—	63,484
Equity derivative contracts	2,396	43,123	—	45,519
Foreign exchange derivative contracts	178	2,319	—	2,497
Total other assets	2,574	108,926	—	111,500
Separate account assets measured at NAV				4,367,522	(1)
Total assets at fair value	$2,830	$1,782,033	$154,735	$6,307,120

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$14,287	$14,287
GMWB and GMAB embedded derivatives	—	—	40,343	40,343	(4)
Total policyholder account balances, future policy benefits and claims	—	—	54,630	54,630	(5)
Other liabilities:
Interest rate derivative contracts	—	19,306	—	19,306
Equity derivative contracts	—	64,451	—	64,451
Foreign exchange derivative contracts	48	343	—	391
Total other liabilities	48	84,100	—	84,148
Total liabilities at fair value	$48	$84,100	$54,630	$138,778

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position at December 31, 2016.

(3)	The Company’s adjustment for nonperformance risk resulted in a $25.0 million cumulative decrease to the embedded derivatives at December 31, 2016.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position at December 31, 2015.

(5)	The Company’s adjustment for nonperformance risk resulted in a $20.5 million cumulative decrease to the embedded derivatives at December 31, 2015.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2016	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)	$(54,630)
Total gains (losses) included in:
Net income	(13)	(2)	(1)	(16	)(1)	(681	)(4)	31,132 (5)	30,451
Other comprehensive income	424	9	90	523		—		—	—
Purchases	6,147	—	—	6,147		—		—	—
Issues	—	—	—	—		(5,299)		(17,276)	(22,575)
Settlements	(10,703)	(205)	—	(10,908)		1,269		598	1,867
Transfers out of Level 3	—	—	(6,115)	(6,115)		—		—	—
Balance, December 31, 2016	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)	$(44,887)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2016	$(10)	$(2)	$—	$(12	)(2)	$(681	)(4)	$27,745 (5)	$27,064

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(3)	(857	)(4)	(4,962	)(5)	(5,819)
Other comprehensive income	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015	$(149)	$(4)	$2	$(151	)(3)	$(857	)(4)	$(5,450	)(5)	$(6,307)

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(3)	(1,326	)(4)	(43,753	)(5)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized losses relating to assets and liabilities held at December 31, 2014	$(162)	$(4)	$—	$(1)	$(167	)(3)	$(1,326	)(4)	$(43,616	)(5)	$(44,942)

(1)	Represents a $12 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(2)	Represents an $8 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(3)	Included in net investment income in the Statements of Income.
(4)	Included in interest credited to fixed accounts in the Statements of Income.
(5)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $4.5 million, $3.9 million and $7.0 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2016, 2015 and 2014, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$143,863	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$18,998	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$25,889	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$145,951	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$14,287	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$40,343	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	53.2%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

RiverSource Life Insurance Co. of New York

Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The fair value of certain derivatives measured using pricing models which include significant unobservable inputs are classified as Level 3 within the fair value hierarchy. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2016 and 2015. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed

RiverSource Life Insurance Co. of New York

monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2016 and 2015. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2016
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$131,733	$—	$—	$131,334	$131,334
Policy loans	47,423	—	—	46,925	46,925

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$898,815	$—	$—	$953,615	$953,615
Separate account liabilities measured at NAV	4,718				4,718	(1)

	December 31, 2015
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$135,452	$—	$—	$139,567	$139,567
Policy loans	46,740	—	—	46,481	46,481

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$926,089	$—	$—	$1,029,369	$1,029,369
Separate account liabilities measured at NAV	5,858				5,858	(1)

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

13.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2016, 2015 and 2014, the Company earned $18.2 million, $18.0 million and $16.4 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $9.3 million, $9.4 million and $9.0 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $2.4 million, $2.4 million and $2.3 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.8 million, $27.8 million and $28.2 million for the years ended

December 31, 2016, 2015 and 2014, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2016, 2015 and 2014, the Company paid cash dividends of $50.0 million, $25.0 million and $24.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 14 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2016 and 2015, the Company had an amount due to (from) Ameriprise Financial for federal income taxes of $4.4 million and $(19.4) million, respectively.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $64.2 million, $60.6 million and $52.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2016	2015	2014

Net income, per accompanying GAAP financial statements	$43,972	$49,563	$52,209
Net income, SAP basis(1)	30,696	48,911	42,630
Difference	$13,276	$652	$9,579

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2016	2015

Shareholder’s equity, per accompanying GAAP financial statements	$416,895	$417,710
Capital and surplus, SAP basis(2)	322,093	325,513
Difference	$94,802	$92,197

(2)	Includes unassigned surplus of $213.2 million and $216.6 million as of December 31, 2016 and 2015, respectively.

At December 31, 2016 and 2015, bonds carried at $250 thousand and $256 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$87,426	$—	$87,426	$(58,006)	$(16,271)	$(9,762)	$3,387
OTC cleared	35,195	—	35,195	(32,299)	(2,655)	—	241
Exchange-traded	145	—	145	(145)	—	—	—
Total derivatives	$122,766	$—	$122,766	$(90,450)	$(18,926)	$(9,762)	$3,628

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$76,433	$—	$76,433	$(48,560)	$(11,312)	$(15,733)	$828
OTC cleared	32,493	—	32,493	(17,801)	(14,348)	—	344
Exchange-traded	2,574	—	2,574	(48)	—	—	2,526
Total derivatives	$111,500	$—	$111,500	$(66,409)	$(25,660)	$(15,733)	$3,698

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$69,264	$—	$69,264	$(58,006)	$—	$(11,258)	$—
OTC cleared	32,299	—	32,299	(32,299)	—	—	—
Exchange-traded	172	—	172	(145)	—	—	27
Total derivatives	$101,735	$—	$101,735	$(90,450)	$—	$(11,258)	$27

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$66,299	$—	$66,299	$(48,560)	$—	$(17,739)	$—
OTC cleared	17,801	—	17,801	(17,801)	—	—	—
Exchange-traded	48	—	48	(48)	—	—	—
Total derivatives	$84,148	$—	$84,148	$(66,409)	$—	$(17,739)	$—

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2016			December 31, 2015
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,788,776	$68,146	$34,050	$1,945,376	$63,484	$19,306
Equity contracts	2,567,100	51,583	67,164	2,523,973	45,519	64,451
Foreign exchange contracts	99,344	3,037	521	115,829	2,497	391
Total non-designated hedges	5,455,220	122,766	101,735	4,585,178	111,500	84,148
Embedded derivatives
GMWB and GMAB(3)	N/A	—	25,889	N/A	—	40,343
IUL	N/A	—	18,998	N/A	—	14,287
Total embedded derivatives	N/A	—	44,887	N/A	—	54,630
Total derivatives	$5,455,220	$122,766	$146,622	$4,585,178	$111,500	$138,778

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2016 included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2016 and 2015, investment securities with a fair value of $9.8 million and $16.8 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $0.6 million and $8.6 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2016 and 2015, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2016 and 2015, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2016
Interest rate contracts	$—	$3,659
Equity contracts	737	(52,593)
Foreign exchange contracts	—	1,121
GMWB and GMAB embedded derivatives	—	14,454
IUL embedded derivatives	588	—
Total gain (loss)	1,325	(33,359)
Year Ended December 31, 2015
Interest rate contracts	—	12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total loss	(515)	(23,324)
Year Ended December 31, 2014
Interest rate contracts	—	61,137
Equity contracts	595	(22,958)
Foreign exchange contracts	—	2,200
GMWB and GMAB embedded derivatives	—	(57,965)
IUL embedded derivatives	(1,252)	—
Total loss	$(657)	$(17,586)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2016:

(in thousands)	Premiums Payable	Premiums Receivable
2017	$9,902	$—
2018	8,624	5,390
2019	17,349	—
2020	7,549	—
2021	16,879	—
2022-2025	2,395	—
Total	$62,698	$5,390

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2016 and 2015, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $11.3 million and $17.7 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2016 and 2015 was $11.3 million and $17.7 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2016 and 2015 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in other comprehensive income (loss) and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2014			$43,379
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	$32,568	$(11,398)	21,170
Reclassification of net securities gains included in net income(2)	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Total other comprehensive income	18,731	(6,556)	12,175
Balance of AOCI at December 31, 2014			55,554 (3)
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	(70,661)	24,731	(45,930)
Reclassification of net securities losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive loss	(41,042)	14,365	(26,677)
Balance of AOCI at December 31, 2015			28,877 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	28,318	(9,913)	18,405
Reclassification of net securities gains included in net income(2)	(1,175)	411	(764)
Impact of other adjustments	(19,139)	6,700	(12,439)
Total other comprehensive income	$8,004	$(2,802)	5,202
Balance of AOCI at December 31, 2016			$34,079 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $238 thousand, $293 thousand and $94 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2016, 2015 and 2014, respectively.

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Current income tax
Federal	$15,083	$17,686	$2,086
State	180	135	9
Total current income tax	15,263	17,821	2,095
Deferred federal income tax	(4,851)	(3,557)	13,346
Total income tax provision	$10,412	$14,264	$15,441

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2016	2015	2014
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(14.4)	(11.6)	(10.6)
Foreign tax credit	(3.0)	—	—
Other	1.4	(1.1)	(1.6)
Income tax provision	19.0%	22.3%	22.8%

RiverSource Life Insurance Co. of New York

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2016	2015
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$61,291	$66,410
Investment related	10,666	—
Other	50	89
Gross deferred income tax assets	72,007	66,499
Deferred income tax liabilities
Deferred acquisition costs	42,935	41,699
Net unrealized gains on Available-for Sale securities	18,350	15,549
Investment related	—	6
DSIC	5,446	5,911
Other	108	130
Gross deferred income tax liabilities	66,839	63,295
Net deferred income tax assets	$5,168	$3,204

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2016 and 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2016	2015	2014
Balance at January 1	$4,325	$7,249	$7,562
Additions based on tax positions related to the current year	197	410	524
Additions for tax positions of prior years	1,973	2,026	59
Reductions for tax positions of prior years	(3,447)	(5,360)	(896)
Balance at December 31	$3,048	$4,325	$7,249

If recognized, approximately $116 thousand, $117 thousand and $67 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2016, 2015 and 2014, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by approximately $2.0 million to $3.0 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $2.2 million, and a net increase of $216 thousand and $119 thousand in interest and penalties for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the Company had a payable of $431 thousand and $2.6 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In 2016, Ameriprise Financial received a settlement as final resolution to the 1997 through 2005 IRS audit. The IRS has completed its examination of the 2006 through 2011 tax returns and these years are effectively settled; however, the statutes of limitation, except for 2007, remain open for certain carryover adjustments. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2012 and 2013. The Company’s state income tax returns remain open for all years after 2012.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2016 and 2015, the Company’s funding commitments for commercial mortgage loan commitments was $6.1 million and $2.1 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2016, these guarantees range from 1% to 5%.

RiverSource Life Insurance Co. of New York

Contingencies

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York. At both December 31, 2016 and 2015, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2017 RiverSource Life Insurance Company. All rights reserved.

S-6185 CC (5/17)